UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Short-Term Credit Fund

November 30, 2016

ASS1-QTLY-0117
1.9863258.101

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 2.8%
American Honda Finance Corp.:
0.95% 5/5/17	$715,000	$714,319
1.5% 11/19/18	305,000	304,573
1.7% 2/22/19	166,000	165,677
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	358,000	358,168
1.5% 7/5/19 (a)	300,000	294,802
1.65% 3/2/18 (a)	179,000	178,732
1.65% 5/18/18 (a)	500,000	498,694
2.45% 5/18/20 (a)	200,000	199,733
General Motors Financial Co., Inc.:
2.35% 10/4/19	400,000	393,168
2.4% 4/10/18	799,000	799,344
2.4% 5/9/19	750,000	742,889
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	358,000	357,252
1.65% 5/22/18 (a)	500,000	497,002
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	500,382
		6,004,735
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	71,000	71,468
Media - 2.2%
21st Century Fox America, Inc. 4.5% 2/15/21	480,000	515,477
CBS Corp. 2.3% 8/15/19	200,000	200,638
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	200,000	204,024
Comcast Corp.:
5.15% 3/1/20	500,000	546,588
6.3% 11/15/17	500,000	523,151
COX Communications, Inc. 6.25% 6/1/18 (a)	89,000	93,833
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	1,003,614
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	686,915
Time Warner, Inc.:
4.75% 3/29/21	192,000	206,575
6.875% 6/15/18	500,000	536,673
Viacom, Inc. 2.2% 4/1/19	179,000	178,307
		4,695,795

TOTAL CONSUMER DISCRETIONARY		10,771,998

CONSUMER STAPLES - 5.4%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	1,728,000	1,727,656
2.65% 2/1/21	350,000	351,119
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	476,000	477,006
		2,555,781
Food & Staples Retailing - 0.8%
CVS Health Corp.:
1.9% 7/20/18	171,000	171,361
2.25% 12/5/18	710,000	715,235
2.25% 8/12/19	500,000	501,924
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	46,000	46,140
1.75% 5/30/18	299,000	299,432
		1,734,092
Food Products - 1.4%
General Mills, Inc.:
1.4% 10/20/17	447,000	447,811
5.7% 2/15/17	500,000	504,582
H.J. Heinz Co. 1.6% 6/30/17	350,000	350,370
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,117,981
Tyson Foods, Inc. 2.65% 8/15/19	679,000	685,586
		3,106,330
Tobacco - 2.0%
BAT International Finance PLC:
1.85% 6/15/18 (a)	1,000,000	1,000,058
2.75% 6/15/20 (a)	500,000	503,111
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	900,000	901,484
2.05% 7/20/18 (a)	400,000	400,670
Philip Morris International, Inc.:
1.25% 8/11/17	322,000	322,217
1.375% 2/25/19	432,000	427,969
Reynolds American, Inc.:
2.3% 6/12/18	578,000	582,347
3.25% 6/12/20	127,000	130,521
		4,268,377

TOTAL CONSUMER STAPLES		11,664,580

ENERGY - 4.6%
Energy Equipment & Services - 0.4%
Noble Holding International Ltd. 5.25% 3/16/18	12,000	11,895
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	323,024
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	561,000	566,274
		901,193
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	49,000	52,183
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,190,730
1.676% 5/3/19	96,000	95,287
2.521% 1/15/20	500,000	502,351
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	73,702
Columbia Pipeline Group, Inc. 2.45% 6/1/18	237,000	238,261
ConocoPhillips Co.:
1.5% 5/15/18	1,370,000	1,364,046
2.2% 5/15/20	350,000	346,008
Enbridge, Inc. 1.2893% 6/2/17 (b)	317,000	316,695
Energy Transfer Partners LP 2.5% 6/15/18	111,000	111,127
Enterprise Products Operating LP:
1.65% 5/7/18	605,000	602,236
2.55% 10/15/19	35,000	35,321
Exxon Mobil Corp. 1.708% 3/1/19	500,000	499,291
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	18,044
Kinder Morgan, Inc. 3.05% 12/1/19	401,000	406,050
Marathon Petroleum Corp. 2.7% 12/14/18	293,000	297,058
Petro-Canada 6.05% 5/15/18	179,000	189,257
Petroleos Mexicanos:
3.125% 1/23/19	30,000	29,676
5.5% 2/4/19 (a)	730,000	757,010
Phillips 66 Co. 2.95% 5/1/17	116,000	116,828
Schlumberger Investment SA 1.25% 8/1/17 (a)	268,000	267,863
Shell International Finance BV 2.125% 5/11/20	266,000	265,013
Total Capital International SA 1% 1/10/17	537,000	537,068
TransCanada PipeLines Ltd.:
1.625% 11/9/17	380,000	380,293
1.875% 1/12/18	358,000	358,024
		9,049,422

TOTAL ENERGY		9,950,615

FINANCIALS - 28.5%
Banks - 15.8%
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	750,000	753,622
Bank of America Corp.:
2% 1/11/18	2,191,000	2,195,627
2.6% 1/15/19	4,600,000	4,640,558
2.65% 4/1/19	500,000	505,058
Bank of Montreal 1.4% 4/10/18	700,000	698,342
Bank of Nova Scotia:
1.375% 12/18/17	191,000	190,767
1.7% 6/11/18	440,000	440,018
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	250,000	249,600
1.7% 3/5/18 (a)	358,000	356,961
Barclays PLC 2% 3/16/18	850,000	847,429
BNP Paribas 2.375% 9/14/17	370,000	372,468
Capital One NA 2.35% 8/17/18	500,000	503,095
Citigroup, Inc.:
1.7% 4/27/18	850,000	847,997
1.8% 2/5/18	351,000	350,911
1.85% 11/24/17	179,000	179,503
2.05% 6/7/19	500,000	498,809
2.15% 7/30/18	300,000	301,068
2.4% 2/18/20	241,000	240,353
2.5% 9/26/18	300,000	302,958
2.5% 7/29/19	925,000	931,085
Citizens Bank NA:
1.6% 12/4/17	358,000	357,400
2.45% 12/4/19	270,000	271,314
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	500,000	499,735
Credit Suisse New York Branch:
1.375% 5/26/17	895,000	894,840
1.4271% 5/26/17 (b)	358,000	358,155
1.7% 4/27/18	350,000	348,921
1.75% 1/29/18	358,000	357,494
Discover Bank:
2% 2/21/18	447,000	447,138
2.6% 11/13/18	500,000	504,808
Fifth Third Bancorp 4.5% 6/1/18	223,000	230,885
Fifth Third Bank 2.15% 8/20/18	228,000	229,435
HSBC U.S.A., Inc.:
1.7% 3/5/18	216,000	215,599
2.625% 9/24/18	179,000	180,987
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	999,428
Intesa Sanpaolo SpA 2.375% 1/13/17	447,000	447,311
JPMorgan Chase & Co.:
1.7% 3/1/18	4,179,000	4,177,750
2% 8/15/17	358,000	359,608
2.35% 1/28/19	1,250,000	1,259,613
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	267,662
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	268,000	267,760
Mizuho Bank Ltd.:
1.3067% 9/25/17 (a)(b)	358,000	357,771
1.55% 10/17/17 (a)	587,000	586,217
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	50,828
Nordea Bank AB 1.875% 9/17/18 (a)	200,000	200,291
Royal Bank of Canada:
1.625% 4/15/19	250,000	247,850
2.15% 3/15/19	500,000	501,968
2.2% 7/27/18	179,000	180,412
Royal Bank of Scotland Group PLC 1.7777% 3/31/17 (b)	393,000	392,804
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	358,000	357,699
The Toronto-Dominion Bank:
1.45% 9/6/18	500,000	497,899
2.25% 11/5/19	500,000	503,189
Wells Fargo & Co. 2.15% 1/15/19	2,000,000	2,009,788
Westpac Banking Corp. 1.6% 8/19/19	300,000	296,579
		34,265,367
Capital Markets - 5.6%
Deutsche Bank AG London Branch:
1.4% 2/13/17	895,000	894,631
2.5% 2/13/19	500,000	490,279
2.85% 5/10/19	530,000	523,592
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	627,355
2% 4/25/19	1,000,000	996,975
2.375% 1/22/18	1,893,000	1,904,606
2.55% 10/23/19	180,000	181,128
2.625% 1/31/19	768,000	775,998
IntercontinentalExchange, Inc. 2.75% 12/1/20	261,000	263,235
Lazard Group LLC 6.85% 6/15/17	5,000	5,141
Moody's Corp. 2.75% 7/15/19	320,000	324,837
Morgan Stanley:
1.875% 1/5/18	2,179,000	2,181,802
2.65% 1/27/20	1,000,000	1,005,647
S&P Global, Inc. 2.5% 8/15/18	116,000	117,009
UBS AG Stamford Branch:
1.375% 6/1/17	500,000	500,014
1.375% 8/14/17	352,000	351,935
1.5567% 3/26/18 (b)	1,000,000	1,003,600
		12,147,784
Consumer Finance - 3.6%
American Express Credit Corp.:
1.875% 11/5/18	700,000	702,319
2.25% 5/5/21	500,000	494,553
Capital One Financial Corp. 2.45% 4/24/19	250,000	251,822
Discover Financial Services 6.45% 6/12/17	563,000	576,633
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	358,047
1.897% 8/12/19	250,000	245,848
2.145% 1/9/18	1,858,000	1,859,681
2.24% 6/15/18	701,000	702,180
3% 6/12/17	528,000	531,920
Hyundai Capital America:
1.45% 2/6/17 (a)	250,000	250,072
2% 3/19/18 (a)	179,000	178,946
2% 7/1/19 (a)	500,000	495,673
2.125% 10/2/17 (a)	265,000	265,925
2.875% 8/9/18 (a)	127,000	128,530
Synchrony Financial:
1.875% 8/15/17	142,000	142,201
2.6% 1/15/19	434,000	435,607
Toyota Motor Credit Corp. 1.55% 10/18/19	181,000	179,038
		7,798,995
Diversified Financial Services - 0.2%
AIG Global Funding 1.65% 12/15/17 (a)	268,000	268,936
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	139,000	138,925
		407,861
Insurance - 3.3%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	111,817
AFLAC, Inc. 2.4% 3/16/20	500,000	502,567
AIA Group Ltd. 2.25% 3/11/19 (a)	533,000	535,307
American International Group, Inc.:
2.3% 7/16/19	432,000	434,081
5.85% 1/16/18	221,000	231,009
Aon Corp. 5% 9/30/20	170,000	183,502
Assurant, Inc. 2.5% 3/15/18	600,000	604,775
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	212,244
MassMutual Global Funding II 1.55% 10/11/19 (a)	500,000	494,614
MetLife, Inc. 1.756% 12/15/17 (b)	83,000	83,156
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	458,000	458,272
1.55% 9/13/19 (a)	500,000	492,976
New York Life Global Funding:
1.5% 10/24/19 (a)	500,000	493,960
1.55% 11/2/18 (a)	330,000	329,116
Pricoa Global Funding I 1.9% 9/21/18 (a)	300,000	301,376
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	427,454
2.25% 10/15/18 (a)	500,000	504,825
Prudential Financial, Inc. 2.3% 8/15/18	565,000	570,131
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	51,000	51,925
		7,023,107

TOTAL FINANCIALS		61,643,114

HEALTH CARE - 5.6%
Biotechnology - 1.3%
AbbVie, Inc.:
1.75% 11/6/17	333,000	335,172
1.8% 5/14/18	962,000	961,398
2.5% 5/14/20	221,000	220,389
Amgen, Inc.:
1.25% 5/22/17	356,000	356,214
2.2% 5/22/19	750,000	754,313
Celgene Corp. 2.125% 8/15/18	168,000	168,743
		2,796,229
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories 2.35% 11/22/19	500,000	500,234
Becton, Dickinson & Co. 1.8% 12/15/17	246,000	246,461
Danaher Corp. 1.65% 9/15/18	396,000	396,805
Medtronic, Inc. 1.5% 3/15/18	296,000	296,049
Zimmer Biomet Holdings, Inc. 2% 4/1/18	340,000	340,147
		1,779,696
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	390,000	388,139
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,133
Express Scripts Holding Co. 1.25% 6/2/17	445,000	444,895
UnitedHealth Group, Inc.:
1.7% 2/15/19	130,000	129,670
1.9% 7/16/18	326,000	327,690
WellPoint, Inc. 1.875% 1/15/18	115,000	115,130
		1,456,657
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	83,000	83,284
Pharmaceuticals - 2.8%
Actavis Funding SCS:
1.9254% 3/12/18 (b)	447,000	450,779
2.35% 3/12/18	858,000	863,101
3% 3/12/20	149,000	151,188
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	372,000	371,521
Mylan N.V. 2.5% 6/7/19 (a)	717,000	713,586
Perrigo Co. PLC 2.3% 11/8/18	517,000	517,523
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	1,000,000	986,631
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	575,000	569,363
1.7% 7/19/19	461,000	452,267
Zoetis, Inc.:
1.875% 2/1/18	818,000	816,724
3.45% 11/13/20	47,000	48,097
		5,940,780

TOTAL HEALTH CARE		12,056,646

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	177,000	177,218
Lockheed Martin Corp. 1.85% 11/23/18	500,000	501,710
		678,928
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	89,000	88,242
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 1.4% 10/30/19	500,000	496,091
Roper Technologies, Inc. 2.05% 10/1/18	214,000	215,014
		711,105
Machinery - 0.5%
John Deere Capital Corp.:
1.3% 3/12/18	1,000,000	996,750
1.6% 7/13/18	65,000	65,027
		1,061,777
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	88,000	88,177
2.625% 9/4/18	180,000	181,394
		269,571

TOTAL INDUSTRIALS		2,809,623

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.4%
Cisco Systems, Inc. 1.4% 9/20/19	1,000,000	988,259
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	304,000	304,408
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	500,000	509,533
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,404
6.55% 10/1/17	604,000	629,503
		1,483,848
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	201,515
3.65% 8/22/18	388,000	398,209
		599,724
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 3.1% 10/5/18 (a)	500,000	507,313

TOTAL INFORMATION TECHNOLOGY		3,579,144

MATERIALS - 1.0%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,116,855
Ecolab, Inc.:
1.45% 12/8/17	106,000	105,961
1.55% 1/12/18	858,000	857,604
		2,080,420
Metals & Mining - 0.0%
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	118,703

TOTAL MATERIALS		2,199,123

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 3.7% 11/15/18	500,000	516,236
ERP Operating LP 2.375% 7/1/19	114,000	114,930
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	61,294
4.7% 9/15/17	500,000	511,702
Select Income REIT 2.85% 2/1/18	159,000	159,696
Simon Property Group LP 2.35% 1/30/22	82,000	80,924
		1,444,782
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,248
Ventas Realty LP 1.25% 4/17/17	88,000	87,963
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,263
Washington Prime Group LP 3.85% 4/1/20	259,000	260,011
		609,485

TOTAL REAL ESTATE		2,054,267

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.8%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	274,206
AT&T, Inc.:
1.4% 12/1/17	1,196,000	1,192,437
2.3% 3/11/19	238,000	238,506
2.375% 11/27/18	500,000	503,607
2.4% 3/15/17	858,000	860,865
2.45% 6/30/20	186,000	184,120
BellSouth Corp. 4.4% 4/26/17 (a)(b)	500,000	505,597
British Telecommunications PLC:
1.25% 2/14/17	500,000	500,245
2.35% 2/14/19	886,000	891,686
CenturyLink, Inc. 5.15% 6/15/17	196,000	196,980
Verizon Communications, Inc.:
1.375% 8/15/19	500,000	490,465
1.75% 8/15/21	1,000,000	957,936
3.65% 9/14/18	500,000	515,544
4.5% 9/15/20	750,000	800,540
		8,112,734
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC 1.5% 2/19/18	1,179,000	1,174,606

TOTAL TELECOMMUNICATION SERVICES		9,287,340

UTILITIES - 4.6%
Electric Utilities - 2.7%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	200,000	202,585
Duke Energy Corp.:
1.2256% 4/3/17 (b)	320,000	320,362
1.625% 8/15/17	457,000	457,444
1.8% 9/1/21	122,000	117,475
2.1% 6/15/18	1,000,000	1,005,247
Eversource Energy 1.45% 5/1/18	52,000	51,771
Exelon Corp.:
1.55% 6/9/17	35,000	35,005
2.85% 6/15/20	212,000	214,692
FirstEnergy Corp. 2.75% 3/15/18	576,000	580,575
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	341,000	341,424
1.649% 9/1/18	83,000	82,841
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	330,176
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,012,227
Southern Co.:
1.3% 8/15/17	250,000	250,102
1.85% 7/1/19	525,000	523,038
TECO Finance, Inc. 1.4761% 4/10/18 (b)	400,000	399,178
		5,924,142
Gas Utilities - 0.5%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	1,002,002
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	54,000	53,987
2.7% 6/15/21 (a)	53,000	52,636
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	250,000	260,190
Southern Power Co. 1.5% 6/1/18	264,000	263,161
		629,974
Multi-Utilities - 1.1%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	468,000	468,126
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	150,798
1.6% 8/15/19	130,000	128,304
1.9% 6/15/18	283,000	282,778
2.5% 12/1/19	229,000	231,683
3.1377% 9/30/66 (b)	239,000	183,791
Public Service Enterprise Group, Inc. 1.6% 11/15/19	193,000	190,272
Sempra Energy 1.625% 10/7/19	344,000	339,226
Wisconsin Energy Corp. 1.65% 6/15/18	334,000	333,912
		2,308,890

TOTAL UTILITIES		9,865,008

TOTAL NONCONVERTIBLE BONDS
(Cost $136,259,733)		135,881,458

U.S. Treasury Obligations - 14.5%
U.S. Treasury Notes:
0.75% 7/15/19	$17,599,000	$17,343,263
1% 9/15/18	5,000,000	4,990,625
1% 11/15/19	5,000,000	4,942,190
1.375% 3/31/20	4,200,000	4,179,819
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,720,572)		31,455,897

U.S. Government Agency - Mortgage Securities - 1.3%
Fannie Mae - 0.7%
2.54% 6/1/42 (b)	17,955	18,613
2.545% 10/1/41 (b)	39,864	41,497
2.569% 1/1/40 (b)	43,367	45,669
2.666% 3/1/40 (b)	24,880	26,249
2.682% 12/1/34 (b)	19,053	20,160
2.685% 12/1/39 (b)	8,699	9,204
2.691% 11/1/34 (b)	21,757	22,746
2.695% 2/1/42 (b)	101,858	105,838
2.735% 5/1/35 (b)	41,413	43,643
2.738% 2/1/35 (b)	46,095	48,286
2.761% 1/1/42 (b)	81,985	85,278
2.766% 10/1/35 (b)	51,470	54,275
2.774% 7/1/35 (b)	150,398	158,744
2.798% 12/1/33 (b)	24,908	26,264
2.822% 11/1/36 (b)	49,986	52,509
2.943% 9/1/41 (b)	11,665	12,117
2.951% 3/1/40 (b)	34,629	36,610
2.968% 4/1/35 (b)	14,244	15,044
2.973% 11/1/40 (b)	9,792	10,310
3.05% 8/1/41 (b)	6,817	7,141
3.05% 8/1/41 (b)	44,019	46,791
3.05% 9/1/41 (b)	73,600	76,496
3.236% 7/1/41 (b)	17,102	17,986
3.352% 10/1/41 (b)	10,020	10,474
3.54% 7/1/41 (b)	22,172	23,130
4.5% 6/1/19 to 7/1/20	20,201	20,785
5.5% 11/1/17 to 11/1/34	412,383	458,656

TOTAL FANNIE MAE		1,494,515

Freddie Mac - 0.5%
2.654% 11/1/35 (b)	23,886	24,981
2.905% 4/1/40 (b)	25,651	27,009
2.993% 8/1/36 (b)	16,171	17,086
3.03% 4/1/40 (b)	24,377	25,705
3.072% 10/1/42 (b)	63,953	67,187
3.13% 8/1/41 (b)	36,666	38,103
3.13% 9/1/41 (b)	22,560	23,759
3.183% 9/1/41 (b)	13,719	14,291
3.221% 4/1/41 (b)	11,080	11,499
3.28% 6/1/41 (b)	13,491	14,195
3.404% 5/1/41 (b)	11,125	11,836
3.5% 8/1/26	349,469	365,086
3.621% 6/1/41(b)	17,203	18,086
3.666% 5/1/41 (b)	16,063	16,917
4% 6/1/24 to 4/1/26	390,532	412,516
4.5% 8/1/18 to 11/1/18	54,137	55,429
8.5% 5/1/26 to 7/1/28	5,590	6,511

TOTAL FREDDIE MAC		1,150,196

Ginnie Mae - 0.1%
5.5% 6/15/35	42,966	49,484
7% 1/15/25 to 6/15/32	28,480	33,189

TOTAL GINNIE MAE		82,673

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,741,504)		2,727,384

Asset-Backed Securities - 12.6%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$38,814	$37,953
Series 2005-1 Class M1, 1.239% 4/25/35 (b)	14,969	14,227
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	118,357
Series 2012-5 Class A, 1.54% 9/15/19	499,000	499,971
Series 2014-3 Class A, 1.33% 3/15/19	854,000	854,175
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	447,967
Series 2015-3 Class A, 1.63% 5/15/20	350,000	350,228
American Express Credit Account Master Trust Series 2014-4 Class A, 1.43% 6/15/20	547,000	548,143
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class A3, 0.9% 2/8/19	28,395	28,385
Series 2014-2 Class A3, 0.94% 2/8/19	125,846	125,725
Series 2014-4 Class A3, 1.27% 7/8/19	68,701	68,697
Series 2015-2 Class A3, 1.27% 1/8/20	400,000	399,994
Series 2015-3 Class A3, 1.54% 3/9/20	500,000	500,446
Series 2016-2 Class A2A, 1.42% 10/8/19	163,470	163,626
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	14,781	14,212
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	549,000	549,412
BMW Vehicle Lease Trust:
Series 2015-1 Class A3, 1.24% 12/20/17	224,233	224,314
Series 2016-2 Class A2, 1.25% 1/22/19	430,000	430,234
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	167,688	167,740
Series 2015-2 Class A2, 1.39% 9/20/18	185,000	185,104
Capital One Multi-Asset Execution Trust:
Series 2016-A3 Class A3, 1.34% 4/15/22	520,000	516,722
Series 2016-A4 Class A4, 1.4% 6/15/22	429,000	425,210
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	211,431	211,495
Series 2015-2 Class A3, 1.37% 3/16/20	290,000	290,124
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	358,000	355,114
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	268,973
Series 2016-A2 Class A, 1.37% 6/15/21	520,000	516,112
Series 2016-A5 Class A5, 1.27% 7/15/21	520,000	514,830
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	321,673	321,756
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	336,000	335,632
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	222,573	222,694
Citibank Credit Card Issuance Trust:
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	346,921
Series 2016-A1 Class A1, 0% 11/19/21	506,000	505,973
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.8342% 3/25/32 (b)	1,524	1,513
Series 2004-2 Class 3A4, 1.092% 7/25/34 (b)	11,176	9,770
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	1,976	1,884
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	200,000	200,045
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	118,885	118,956
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	401,596
Series 2014-A3 Class A3, 1.22% 10/15/19	358,000	358,237
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	359,556
Series 2016-A1 Class A1, 1.64% 7/15/21	320,000	320,543
Series 2016-A4 Class A4, 1.39% 3/15/22	428,000	425,076
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	27,822	27,807
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	187,902	187,636
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	192,315	192,175
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	213,000	212,944
Fannie Mae Series 2004-T5:
Class AB1, 0.9911% 5/28/35 (b)	27,289	24,842
Class AB3, 1.2774% 5/28/35 (b)	12,075	10,488
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	241,907	244,133
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	442,000	442,059
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	1,155,000	1,168,396
Series 2015-2 Class A, 2.44% 1/15/27 (a)	218,000	220,824
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	984,000	985,758
Series 2014-4 Class A1, 1.4% 8/15/19	351,000	351,460
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	371,546
Series 2016-3 Class A1, 1.55% 7/15/21	394,000	391,621
Fremont Home Loan Trust Series 2004-D:
Class M4, 1.959% 11/25/34 (b)	18,672	1,890
Class M5, 2.034% 11/25/34 (b)	3,606	43
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	130,894	130,892
Series 2015-1 Class A3, 1.53% 9/20/18	297,000	297,472
Series 2015-2 Class A3, 1.68% 12/20/18	260,000	260,736
Series 2016-2 Class A2A, 1.49% 10/22/18	345,000	344,950
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	415,298
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	320,000	319,869
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	7,906	7,545
Series 2004-1 Class M2, 2.234% 6/25/34 (b)	7,817	7,240
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	28,130	20,675
Huntington Auto Trust Series 2016-1 Class A3, 1.57% 11/16/20	202,000	201,989
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	330,000	330,417
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	249,000	249,456
Series 2016-A Class A3, 1.56% 9/15/20	110,000	110,302
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	202,000	202,111
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	190	190
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	407,000	405,902
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	51	29
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	14,908	14,392
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	24,849	22,568
Series 2004-NC8 Class M6, 2.409% 9/25/34 (b)	7,779	7,319
Navient Student Loan Trust Series 2016-6A Class A1, 1% 3/25/66 (a)(b)	500,000	500,213
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	387,000	384,864
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	358,000	358,199
Series 2016-A Class A2, 1.54% 6/15/21	474,000	471,831
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.493% 10/30/45 (b)	81,619	77,538
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	142,722	136,502
Class M4, 2.709% 9/25/34 (b)	194,565	128,193
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (b)	33,532	31,898
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	113,640	113,768
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.76% 3/25/20 (a)	233,000	231,956
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.8003% 6/15/33 (b)	61,206	59,018
Series 2004-B:
Class A2, 1.0503% 6/15/21 (b)	21,619	21,571
Class C, 1.7203% 9/15/33 (b)	87,991	82,882
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	500,000	501,361
Series 2016-1 Class A, 2.04% 3/15/22	200,000	201,181
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	287,000	286,851
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	15,559	14,438
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	500,000	500,688
Series 2016-B Class A3, 1.51% 4/15/20	179,000	178,868
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	236,000	234,816
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	371,000	369,288
Series 2016-2A Class A, 1.68% 5/20/21 (a)	416,000	415,400
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	110,500	110,329
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	222,000	221,836
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	281,000	281,511
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	244,891	244,842
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	270,000	270,375
TOTAL ASSET-BACKED SECURITIES
(Cost $27,382,937)		27,370,833

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0717% 5/27/35 (a)(b)	87,091	89,235
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	10,444	9,812

TOTAL PRIVATE SPONSOR		99,047

U.S. Government Agency - 0.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	85,339	88,670
planned amortization class Series 2012-94 Class E, 3% 6/25/22	43,859	44,616
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	23,041	25,704
Series 2009-31 Class A, 4% 2/25/24	6,249	6,312
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	69,628	71,622
Series 3949 Class MK, 4.5% 10/15/34	56,064	59,449

TOTAL U.S. GOVERNMENT AGENCY		296,373

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $401,859)		395,420

Commercial Mortgage Securities - 6.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (b)(c)	20,613	288
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	390,000	395,054
Series 2007-5 Class A1A, 5.361% 2/10/51	811,324	828,322
Series 2007-2 Class A1A, 5.5863% 4/10/49 (b)	277,813	279,820
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	110,557	111,368
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	221,852	221,146
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6846% 5/15/32 (a)(b)	221,872	221,951
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	73,628	65,716
Class M1, 1.042% 1/25/36 (a)(b)	23,157	19,834
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	35,499	32,010
Series 2007-4A Class A2, 1.084% 9/25/37 (a)(b)	97,641	64,382
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	706,950	0
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	125,604	128,485
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.9346% 12/15/27 (a)(b)	570,668	572,281
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7114% 12/10/49 (b)	476,000	480,999
Series 2013-GC11 Class A1, 0.754% 4/10/46	32,456	32,373
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	127,059	127,697
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	110,000	115,022
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.8131% 12/10/49 (b)	199,412	202,219
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.2983% 12/10/49 (b)	564,084	580,078
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	165,000	164,359
CSMC Series 2015-TOWN Class A, 1.7846% 3/15/17 (a)(b)	600,000	600,106
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	131,833	132,075
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8346% 12/15/34 (a)(b)	624,302	626,443
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	139,593	140,108
Series 2007-C1 Class A1A, 5.483% 12/10/49	401,853	403,934
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.5346% 7/15/31 (a)(b)	58,639	58,044
Series 2016-ICE2 Class A, 2.4646% 2/15/33 (a)(b)	241,000	242,288
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	510,000	533,742
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	59,054
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	43,872	43,751
Series 2016-GS4 Class A1, 1.532% 11/10/49	50,000	49,895
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.778% 11/15/29 (a)(b)	160,000	160,449
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	899,000	890,365
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4382% 4/15/27 (a)(b)	246,761	243,420
Series 2014-FL5 Class A, 1.5043% 7/15/31 (a)(b)	188,875	188,925
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	27,449	27,414
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (b)	227,606	229,093
Series 2007-LDPX Class A3, 5.42% 1/15/49	279,030	279,815
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	152,574	157,466
Series 2007-CB19 Class A1A, 5.7148% 2/12/49 (b)	317,119	320,036
Series 2013-C13 Class A1, 1.3029% 1/15/46	85,163	85,146
Series 2016-WP Class TA, 1.978% 10/15/33 (a)(b)	144,000	144,226
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	144,316	148,275
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.3346% 9/15/28 (a)(b)	204,195	205,867
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	88,290	88,258
Morgan Stanley BAML Trust sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	349,329	350,532
Morgan Stanley Capital I Trust:
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	48,906	49,079
Series 2007-IQ14 Class A4, 5.692% 4/15/49	354,818	356,391
Series 2007-T27 Class A1A, 5.6421% 6/11/42 (b)	267,105	270,903
Series 2016-BNK2 Class A1, 1.544% 11/15/49	128,000	126,808
SCG Trust Series 2013-SRP1 Class A, 1.9346% 11/15/26 (a)(b)	210,000	209,301
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	39,786	39,659
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C31 Class A4, 5.509% 4/15/47	40,954	41,113
Series 2007-C33 Class A4, 5.9588% 2/15/51 (b)	170,899	172,012
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	26,118	26,069
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.8846% 6/15/29 (a)(b)	242,000	242,115
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A1, 1.795% 12/15/59	143,000	142,852
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	44,000	44,928
Series 2013-C16 Class ASB, 3.963% 9/15/46	94,000	100,131
Series 2013-C13 Class A1, 0.778% 5/15/45	26,633	26,549
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,050,279)		12,900,041

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $316,262)	300,000	318,714

Bank Notes - 1.5%
Capital One Bank NA:
1.2% 2/13/17	$354,000	$353,958
1.3% 6/5/17	268,000	267,832
Capital One NA 1.65% 2/5/18	268,000	267,499
Citizens Bank NA 2.3% 12/3/18	250,000	251,641
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,008,639
Manufacturers & Traders Trust Co. 1.4% 7/25/17	358,000	358,509
Marshall & Ilsley Bank 5% 1/17/17	15,000	15,057
Regions Financial Corp. 2.25% 9/14/18	500,000	501,578
UBS AG Stamford Branch 1.8% 3/26/18	256,000	256,053
TOTAL BANK NOTES
(Cost $3,283,732)		3,280,766

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $493,822)	500,000	494,040
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.39% (d)
(Cost $688,496)	688,381	688,519
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $216,339,196)		215,513,072
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,025,271
NET ASSETS - 100%		$216,538,343

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,828,492 or 15.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,299
Total	$1,299

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$135,881,458	$--	$135,881,458	$--
U.S. Government and Government Agency Obligations	31,455,897	--	31,455,897	--
U.S. Government Agency - Mortgage Securities	2,727,384	--	2,727,384	--
Asset-Backed Securities	27,370,833	--	27,338,455	32,378
Collateralized Mortgage Obligations	395,420	--	395,420	--
Commercial Mortgage Securities	12,900,041	--	12,900,041	--
Municipal Securities	318,714	--	318,714	--
Bank Notes	3,280,766	--	3,280,766	--
Commercial Paper	494,040	--	494,040	--
Money Market Funds	688,519	688,519	--	--
Total Investments in Securities:	$215,513,072	$688,519	$214,792,175	$32,378

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, commercial paper and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $216,283,653. Net unrealized depreciation aggregated $770,581, of which $299,597 related to appreciated investment securities and $1,070,178 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

November 30, 2016

FCV-QTLY-0117
1.924095.105

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.3%
American Honda Finance Corp.:
1.1912% 11/19/18 (a)	$29,500,000	$29,522,184
1.7412% 2/22/19 (a)	20,694,000	20,945,142
Daimler Finance North America LLC:
1.2259% 8/1/17 (a)(b)	23,500,000	23,528,224
1.2593% 3/2/18 (a)(b)	20,000,000	20,038,100
1.5145% 10/30/19 (a)(b)	20,100,000	20,149,808
1.5909% 8/3/17 (a)(b)	12,500,000	12,541,875
Volkswagen Group of America Finance LLC 1.2898% 5/23/17 (a)(b)	6,435,000	6,425,161
		133,150,494
Media - 0.9%
Comcast Corp. 6.3% 11/15/17	15,979,000	16,718,844
NBCUniversal Enterprise, Inc. 1.565% 4/15/18 (a)(b)	34,167,000	34,402,684
		51,121,528

TOTAL CONSUMER DISCRETIONARY		184,272,022

CONSUMER STAPLES - 2.3%
Beverages - 0.8%
Anheuser-Busch Companies, Inc. 5.5% 1/15/18	24,649,000	25,653,693
Anheuser-Busch InBev Finance, Inc. 1.0757% 1/27/17 (a)	20,325,000	20,330,833
		45,984,526
Tobacco - 1.5%
BAT International Finance PLC 1.3603% 6/15/18 (a)(b)	56,200,000	56,214,050
Philip Morris International, Inc. 1.25% 8/11/17	26,387,000	26,404,785
		82,618,835

TOTAL CONSUMER STAPLES		128,603,361

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
BP Capital Markets PLC:
1.2323% 2/10/17 (a)	6,853,000	6,856,660
1.4867% 9/26/18 (a)	10,662,000	10,702,249
1.846% 5/5/17	81,672,000	81,874,383
Chevron Corp. 1.4112% 5/16/18 (a)	23,250,000	23,347,464
Enbridge, Inc. 1.2893% 6/2/17 (a)	12,465,000	12,453,021
Exxon Mobil Corp. 1.5371% 2/28/18 (a)	27,050,000	27,237,916
Schlumberger Investment SA 1.25% 8/1/17 (b)	25,000,000	24,987,250
Shell International Finance BV:
1.1954% 9/12/19 (a)	20,000,000	20,032,940
1.2023% 5/10/17 (a)	67,654,000	67,726,322
1.4623% 11/10/18 (a)	37,271,000	37,530,220
Statoil ASA 1.3426% 11/8/18 (a)	30,718,000	30,785,303
TransCanada PipeLines Ltd. 1.625% 11/9/17	20,000,000	20,015,440
		363,549,168
FINANCIALS - 45.6%
Banks - 34.9%
ANZ Banking Group Ltd. 1.6612% 11/16/18 (a)(b)	20,000,000	20,120,880
Bank of America Corp.:
1.5401% 8/25/17 (a)	18,000,000	18,020,070
1.9359% 3/22/18 (a)	15,000,000	15,117,495
Bank of America NA:
1.2851% 6/5/17 (a)	23,080,000	23,112,958
1.3026% 5/8/17 (a)	8,200,000	8,209,323
Bank of Montreal:
1.35% 8/28/18	25,000,000	24,838,275
1.4761% 4/9/18 (a)	4,000,000	4,015,000
Bank of Nova Scotia:
1.3% 7/21/17	11,295,000	11,304,499
1.375% 12/18/17	9,479,000	9,467,426
1.71% 1/15/19 (a)	19,500,000	19,676,417
2.55% 1/12/17	12,687,000	12,707,401
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.1507% 9/8/17 (a)(b)	10,370,000	10,344,531
1.2% 3/10/17 (b)	31,534,000	31,533,559
1.2554% 3/10/17 (a)(b)	41,655,000	41,676,952
1.3851% 3/5/18 (a)(b)	14,900,000	14,884,221
1.8758% 9/14/18 (a)(b)	16,135,000	16,242,298
Banque Federative du Credit Mutuel SA:
1.7312% 1/20/17 (a)(b)	62,375,000	62,453,717
2.5% 10/29/18 (b)	17,510,000	17,673,964
Barclays Bank PLC 1.4862% 2/17/17 (a)	1,370,000	1,370,901
Barclays PLC 2% 3/16/18	12,000,000	11,963,700
BB&T Corp. 1.7103% 6/15/18 (a)	44,025,000	44,267,842
BNP Paribas 2.375% 9/14/17	12,695,000	12,779,676
BNP Paribas SA:
1.3409% 5/7/17 (a)	43,950,000	44,000,279
1.4354% 12/12/16 (a)	35,000,000	35,007,875
BPCE SA:
1.4866% 6/17/17 (a)	20,200,000	20,237,006
1.6125% 7/25/17	14,100,000	14,081,712
1.7323% 2/10/17 (a)	32,915,000	32,962,068
Canadian Imperial Bank of Commerce 1.3534% 9/6/19 (a)	25,000,000	25,013,650
Capital One NA:
1.5609% 2/5/18 (a)	16,125,000	16,159,572
2.0562% 8/17/18 (a)	30,000,000	30,278,460
Citigroup, Inc.:
1.5757% 4/27/18 (a)	10,000,000	10,026,270
1.7634% 6/7/19 (a)	50,000,000	50,430,500
1.7673% 7/30/18 (a)	25,000,000	25,156,250
2.6057% 5/15/18 (a)	15,000,000	15,262,995
Commonwealth Bank of Australia:
1.5209% 11/7/19 (a)(b)	27,100,000	27,134,227
1.6743% 11/2/18 (a)(b)	42,850,000	43,130,325
1.9103% 3/15/19 (a)(b)	22,000,000	22,252,538
Credit Agricole SA 1.3904% 6/12/17 (a)(b)	31,600,000	31,637,762
Credit Suisse New York Branch 1.4271% 5/26/17 (a)	72,585,000	72,616,429
Fifth Third Bank:
1.4429% 9/27/19 (a)	29,000,000	29,007,917
1.8212% 8/20/18 (a)	30,000,000	30,203,100
HSBC U.S.A., Inc.:
1.2851% 3/3/17 (a)	39,637,000	39,648,455
1.5% 11/13/17	23,025,000	23,012,797
Huntington National Bank 1.3068% 4/24/17 (a)	20,000,000	20,009,640
ING Bank NV:
1.4039% 3/16/18 (a)(b)	55,047,000	55,146,965
1.9959% 3/22/19 (a)(b)	10,000,000	10,134,350
3.75% 3/7/17 (b)	22,732,000	22,877,485
Intesa Sanpaolo SpA 2.375% 1/13/17	3,000,000	3,002,085
JP Morgan Chase Bank NA:
1.2558% 6/14/17 (a)	30,000,000	30,042,390
1.3133% 9/21/18 (a)	20,000,000	20,027,640
JPMorgan Chase & Co.:
1.35% 2/15/17	72,911,000	72,938,779
1.4257% 2/15/17 (a)	16,734,000	16,752,575
1.7818% 1/25/18 (a)	35,390,000	35,630,050
KeyBank NA 1.3621% 6/1/18 (a)	28,000,000	28,031,528
Lloyds Bank PLC 1.4521% 5/14/18 (a)	30,000,000	30,065,550
Mizuho Bank Ltd. 1.4967% 3/26/18 (a)(b)	25,000,000	25,002,175
MUFG Americas Holdings Corp. 1.4568% 2/9/18 (a)	7,000,000	6,978,902
Nordea Bank AB 1.6966% 9/17/18 (a)(b)	24,350,000	24,516,018
PNC Bank NA 1.2621% 6/1/18 (a)	12,300,000	12,315,793
Royal Bank of Canada:
1.25% 6/16/17	4,574,000	4,575,926
1.3673% 7/29/19 (a)	10,000,000	10,026,030
1.4% 10/13/17	30,000,000	30,011,700
1.5% 1/16/18	15,000,000	14,988,510
1.5% 6/7/18	25,000,000	24,924,150
Royal Bank of Scotland Group PLC 1.7777% 3/31/17 (a)	12,255,000	12,248,897
Sumitomo Mitsui Banking Corp.:
1.1961% 7/11/17 (a)	15,000,000	14,995,500
1.35% 7/11/17 (Reg. S)	26,617,000	26,609,015
1.46% 1/16/18 (a)	23,500,000	23,501,622
1.6218% 7/23/18 (a)	21,000,000	21,081,312
Svenska Handelsbanken AB 1.3251% 9/6/19 (a)	25,000,000	25,008,700
Swedbank AB 2.125% 9/29/17 (b)	21,250,000	21,363,411
The Toronto-Dominion Bank 1.45% 9/6/18	25,000,000	24,894,950
U.S. Bank NA:
1.3698% 8/23/17 (a)	20,000,000	20,027,700
1.45% 1/29/18	18,500,000	18,509,102
Union Bank NA 1.2809% 5/5/17 (a)	5,000,000	5,005,735
Wells Fargo & Co.:
1.1007% 9/8/17 (a)	3,271,000	3,271,939
1.5118% 4/23/18 (a)	10,776,000	10,819,115
2.1% 5/8/17	62,761,000	63,000,998
Wells Fargo Bank NA:
1.3834% 9/7/17 (a)	44,500,000	44,613,475
1.6218% 1/22/18 (a)	20,000,000	20,114,960
Westpac Banking Corp.:
1.4712% 8/19/19 (a)	25,500,000	25,489,622
1.6273% 7/30/18 (a)	9,260,000	9,308,606
1.6598% 11/23/18 (a)	22,000,000	22,119,350
		1,979,023,542
Capital Markets - 4.6%
Deutsche Bank AG London Branch:
1.4051% 5/30/17 (a)	25,000,000	24,879,350
1.5121% 2/13/17 (a)	51,195,000	51,133,771
Goldman Sachs Group, Inc.:
1.748% 9/15/17	18,200,000	18,239,403
1.9218% 4/25/19 (a)	11,462,000	11,543,953
Morgan Stanley:
1.5979% 1/5/18 (a)	22,630,000	22,716,605
4.75% 3/22/17	33,663,000	34,021,040
UBS AG Stamford Branch:
1.4021% 6/1/17 (a)	30,000,000	30,035,880
1.5567% 3/26/18 (a)	65,450,000	65,685,620
		258,255,622
Consumer Finance - 2.7%
American Express Credit Corp.:
1.1051% 6/5/17 (a)	2,395,000	2,396,914
1.1659% 9/22/17 (a)	4,290,000	4,292,634
2.375% 3/24/17	46,508,000	46,691,986
Caterpillar Financial Services Corp.:
1.1612% 11/20/17 (a)	23,250,000	23,295,500
1.5% 2/23/18	13,922,000	13,924,060
Toyota Motor Credit Corp.:
1.1939% 1/12/18 (a)	13,080,000	13,099,215
1.2443% 4/6/18 (a)	20,000,000	20,048,860
1.7312% 2/19/19 (a)	30,000,000	30,292,920
		154,042,089
Diversified Financial Services - 0.4%
Berkshire Hathaway Finance Corp. 1.3834% 3/7/18 (a)	20,000,000	20,108,360
Insurance - 3.0%
MassMutual Global Funding II 2% 4/5/17 (b)	37,209,000	37,323,046
Metropolitan Life Global Funding I 1.1903% 9/14/18 (a)(b)	51,200,000	51,223,245
New York Life Global Funding:
1.2643% 4/6/18 (a)(b)	17,000,000	17,052,275
1.2718% 10/24/19 (a)(b)	30,000,000	30,052,830
Principal Life Global Funding II:
1.2112% 5/21/18 (a)(b)	18,017,000	18,011,667
1.3421% 12/1/17 (a)(b)	5,000,000	5,020,185
Prudential Financial, Inc. 1.6857% 8/15/18 (a)	14,060,000	14,035,564
		172,718,812

TOTAL FINANCIALS		2,584,148,425

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.:
1.33% 1/17/17 (a)	39,500,000	39,527,492
1.4% 10/15/17	25,790,000	25,822,341
1.45% 7/17/17	11,950,000	11,979,851
		77,329,684
Pharmaceuticals - 0.2%
Actavis Funding SCS 1.9254% 3/12/18 (a)	14,444,000	14,566,110

TOTAL HEALTH CARE		91,895,794

INDUSTRIALS - 0.5%
Machinery - 0.4%
John Deere Capital Corp. 1.4416% 1/8/19 (a)	21,500,000	21,644,222
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 5.65% 5/1/17	8,293,000	8,447,283

TOTAL INDUSTRIALS		30,091,505

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. 1.4% 2/28/18	40,000,000	40,017,880
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.5979% 10/5/17 (a)(b)	9,000,000	9,100,962

TOTAL INFORMATION TECHNOLOGY		49,118,842

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
BellSouth Corp. 4.4% 4/26/17 (a)(b)	30,000,000	30,335,790
UTILITIES - 0.5%
Electric Utilities - 0.5%
Duke Energy Corp. 1.2256% 4/3/17 (a)	4,200,000	4,204,746
Pacific Gas & Electric Co. 0% 11/30/17 (a)	8,563,000	8,562,341
Xcel Energy, Inc. 1.2% 6/1/17	14,700,000	14,684,492
		27,451,579
TOTAL NONCONVERTIBLE BONDS
(Cost $3,484,724,218)		3,489,466,486

U.S. Treasury Obligations - 3.5%
U.S. Treasury Notes:
0.6606% 10/31/18 (a)	$50,000,000	$50,004,400
0.75% 2/28/18	79,500,000	79,279,547
0.875% 2/28/17	70,000,000	70,072,870
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $199,619,119)		199,356,817

Municipal Securities - 6.3%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.84% 12/7/16, VRDN (a)(c)	200,000	200,000
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 A, 0.54% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,100,000	10,100,000
Clark County Arpt. Rev. Series 2008 D3, 0.58% 12/7/16, LOC Bank of America NA, VRDN (a)	25,000,000	25,000,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.84% 12/7/16, VRDN(a)(c)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.76% 12/7/16, LOC SunTrust Banks, Inc., VRDN (a)(c)	250,000	250,000
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.52% 12/7/16, LOC Bank of America NA, VRDN (a)	12,595,000	12,595,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.57% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,815,000	13,815,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.79% 12/7/16, VRDN (a)(c)	8,500,000	8,500,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.68% 12/7/16, VRDN (a)(c)	9,950,000	9,950,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.6% 12/7/16, VRDN (a)(c)	7,000,000	7,000,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2014 M2, 0.56% 12/7/16, LOC Bank of New York, New York, VRDN (a)	12,955,000	12,955,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.84% 12/7/16, VRDN (a)(c)	3,000,000	3,000,000
Minnesota Office of Higher Ed. Series 2008 B, 0.55% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	6,250,000	6,250,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17	27,000,000	27,253,530
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.55% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	11,585,000	11,585,000
New York Hsg. Fin. Agcy. Rev. Series A, 0.5% 12/7/16, LOC Freddie Mac, VRDN (a)	10,000,000	10,000,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.57% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,200,000	13,200,000
Series 2008 A5, 0.56% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	13,900,000	13,900,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2002, 0.6% 12/7/16, VRDN (a)(c)	5,000,000	5,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.79% 12/7/16, VRDN (a)	11,550,000	11,550,000
Series 2010 B1, 0.79% 12/7/16, VRDN (a)	97,100,000	97,099,994
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.53% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,465,000	3,465,000
Stanton County Indl. Dev. Rev. Series 1998, 0.84% 12/7/16, VRDN (a)(c)	1,200,000	1,200,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at SeaTac Apts. Proj.) Series 2015, 0.6% 12/7/16, VRDN (a)	11,500,000	11,500,000
Whittier Health Facilities Rev. Series 2009 A, 0.54% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,800,000	17,800,000
TOTAL MUNICIPAL SECURITIES
(Cost $356,074,999)		356,328,524

Bank Notes - 1.0%
Bank of America NA 1.25% 2/14/17	5,750,000	5,752,645
Manufacturers & Traders Trust Co. 1.25% 1/30/17	15,288,000	15,291,791
Wells Fargo Bank NA 1.65% 1/22/18	33,800,000	33,817,880
TOTAL BANK NOTES
(Cost $54,911,523)		54,862,316

Certificates of Deposit - 4.2%
Bank of Montreal Chicago yankee 1.31% 4/17/18 (a)	30,000,000	29,991,840
BNP Paribas New York Branch yankee 1.1338% 8/2/17 (a)	30,000,000	30,029,670
Canadian Imperial Bank of Commerce yankee:
0.99% 1/25/17	20,000,000	20,009,914
1.1382% 2/10/17 (a)	25,000,000	25,027,000
Toronto-Dominion Bank yankee:
1% 2/6/17	85,000,000	85,044,387
1.03% 4/10/17	25,000,000	25,007,168
Toronto-Dominion Bank New York Branch yankee 1.0827% 2/1/17 (a)	25,000,000	25,023,375
TOTAL CERTIFICATES OF DEPOSIT
(Cost $240,000,000)		240,133,354

Commercial Paper - 10.8%
ABN AMRO Funding U.S.A. LLC 1.21% 5/17/17	40,000,000	39,833,868
Atlantic Asset Securitization Corp. 1.02% 3/7/17	25,000,000	24,935,468
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.9% 12/16/16	45,000,000	44,982,540
BPCE SA yankee 1% 3/1/17	25,000,000	24,942,558
Caisse centrale Desjardins yankee 0.93% 2/21/17	25,000,000	24,960,115
Commonwealth Bank of Australia 1.0523% 8/10/17 (a)	30,000,000	30,001,200
Credit Agricole CIB yankee 0.96% 12/7/16	30,000,000	29,997,666
Microsoft Corp. 0.92% 5/9/17	50,000,000	49,817,780
Ontario Teachers' Finance Trust yankee:
0.98% 12/16/16	25,000,000	24,993,968
1% 1/27/17	15,000,000	14,980,932
1.16% 5/24/17	15,530,000	15,445,976
1.18% 6/23/17	40,000,000	39,715,960
Toyota Motor Credit Corp. 1.05% 3/7/17	90,000,000	89,821,035
Vodafone Group PLC yankee:
1.6% 9/1/17	36,350,000	35,925,159
1.6% 9/12/17	17,000,000	16,790,393
Westpac Banking Corp.:
yankee:
0.95% 12/19/16	17,010,000	17,005,583
0.98% 1/5/17	63,000,000	62,964,342
1.1353% 3/9/17 (a)	25,000,000	25,030,100
TOTAL COMMERCIAL PAPER
(Cost $611,890,581)		612,144,643
	Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.39% (d)
(Cost $390,437,101)	390,388,828	390,466,906
	Maturity Amount	Value

Cash Equivalents - 6.3%
With:
Credit Suisse Securities (U.S.A.) LLC at 1.25%, dated 6/13/16 due 12/13/16 (Collateralized by Mortgage loan Obligations valued at $98,352,798, 2.57% - 8.10%, 10/27/35 - 7/26/37)	85,540,104	85,008,500
Mizuho Securities U.S.A., Inc. at:
2.2%, dated 8/17/16 due 2/13/17 (Collateralized by U.S. Government Obligations valued at $20,532,477, 1.75% - 1.88%, 5/30/19 - 12/28/20)	20,220,000	20,005,400
2.28%, dated:
9/2/16 due 3/1/17 (Collateralized by Corporate Obligations valued at $70,370,659, 0.83% - 7.51%, 11/15/19 - 6/15/45)	65,741,000	65,028,600
10/3/16 due 4/3/17 (Collateralized by Corporate Obligations valued at $64,195,356, 5.92% - 8.39%, 8/15/19 - 9/15/23)	60,691,600	60,019,902
Morgan Stanley & Co., Inc. at:
1.4%, dated:
9/1/16 due 12/1/16:
(Collateralized by Mortgage loan Obligations valued at $26,331,668, 0.75% - 3.00%, 11/15/26 - 5/15/49)	25,088,472	25,000,000
(Collateralized by Equity Securities valued at $27,095,552)	25,088,472	25,000,000
9/12/16 due 12/12/16 (Collateralized by Corporate Obligations valued at $27,095,597, 5.50% - 8.90%, 6/01/18 - 10/15/27)	25,088,472	25,002,250
1.6%, dated 9/15/16 due 12/15/16 (Collateralized by Equity Securities valued at $27,092,401)	25,101,111	25,003,250
1.7%, dated 11/16/16 due 2/13/17 (Collateralized by Equity Securities valued at $27,019,126)	25,105,069	24,999,678
TOTAL CASH EQUIVALENTS
(Cost $355,000,000)		355,067,580
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $5,692,657,541)		5,697,826,626
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(27,785,714)
NET ASSETS - 100%		$5,670,040,912

Security Type Abbreviations

– Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $894,532,530 or 15.8% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$398,552
Total	$398,552

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,489,466,486	$--	$3,489,466,486	$--
U.S. Government and Government Agency Obligations	199,356,817	--	199,356,817	--
Municipal Securities	356,328,524	--	356,328,524	--
Bank Notes	54,862,316	--	54,862,316	--
Certificates of Deposit	240,133,354	--	240,133,354	--
Commercial Paper	612,144,643	--	612,144,643	--
Money Market Funds	390,466,906	390,466,906	--	--
Cash Equivalents	355,067,580	--	355,067,580	--
Total Investments in Securities:	$5,697,826,626	$390,466,906	$5,307,359,720	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $5,692,881,213. Net unrealized appreciation aggregated $4,945,413 of which $6,869,004 related to appreciated investment securities and $1,923,591 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

November 30, 2016

CBD-QTLY-0117
1.907010.106

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 1.4%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,171,555
General Motors Co. 5% 4/1/35	2,537,000	2,434,168
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,868,565
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,056,109
		16,530,397
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	458,497
Massachusetts Institute of Technology 3.885% 7/1/16	7,360,000	6,326,089
		6,784,586
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.:
3.7% 1/30/26	527,000	534,069
4.875% 12/9/45	7,437,000	7,858,299
		8,392,368
Household Durables - 1.4%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,601,250
4% 2/15/20	5,000,000	5,156,250
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,706,875
		15,464,375
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,535,284
Media - 3.4%
21st Century Fox America, Inc.:
6.9% 8/15/39	300,000	378,272
7.75% 12/1/45	111,000	154,967
CBS Corp. 2.3% 8/15/19	3,480,000	3,491,105
Comcast Corp.:
1.625% 1/15/22	12,000,000	11,473,224
4.65% 7/15/42	2,200,000	2,296,422
6.4% 3/1/40	1,150,000	1,481,245
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,548,516
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	619,969
5.875% 11/15/40	1,648,000	1,710,733
6.55% 5/1/37	1,329,000	1,487,845
6.75% 7/1/18	700,000	750,011
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,992,614
6.2% 3/15/40	1,700,000	1,926,304
6.625% 5/15/29	3,890,000	4,746,317
		38,057,544
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,998
Home Depot, Inc. 5.95% 4/1/41	941,000	1,180,344
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	730,825
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,609,692
		9,782,859

TOTAL CONSUMER DISCRETIONARY		100,547,413

CONSUMER STAPLES - 5.0%
Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	11,923,008
3.3% 2/1/23	2,385,000	2,411,509
4.7% 2/1/36	2,258,000	2,360,235
4.9% 2/1/46	2,583,000	2,756,906
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,077,500
4.25% 5/1/23	3,315,000	3,468,319
Heineken NV 4% 10/1/42 (a)	96,000	87,891
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,715,734
		31,801,102
Food & Staples Retailing - 0.7%
Mondelez International Holdings Netherlands BV 2% 10/28/21 (a)	8,020,000	7,724,760
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,647,118
Tobacco - 1.3%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,681,735
4.25% 7/21/25 (a)	1,134,000	1,165,586
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,101,065
Reynolds American, Inc.:
3.25% 6/12/20	235,000	241,516
4% 6/12/22	366,000	385,230
4.45% 6/12/25	585,000	618,895
5.7% 8/15/35	304,000	347,749
5.85% 8/15/45	4,487,000	5,300,533
		14,842,309

TOTAL CONSUMER STAPLES		56,015,289

ENERGY - 12.4%
Energy Equipment & Services - 0.4%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,501,763
6.5% 4/1/20	658,000	723,751
		4,225,514
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Finance Co. 7.5% 5/1/31	274,000	339,312
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,423,839
5.55% 3/15/26	744,000	811,740
6.375% 9/15/17	459,000	476,841
6.6% 3/15/46	2,986,000	3,475,823
Apache Corp. 4.75% 4/15/43	3,233,000	3,186,345
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,178,347
BP Capital Markets PLC:
1.676% 5/3/19	482,000	478,420
3.119% 5/4/26	3,774,000	3,657,410
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,242,648
5.85% 2/1/35	528,000	538,986
6.25% 3/15/38	4,352,000	4,737,509
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,795,040
5.7% 10/15/19	1,189,000	1,264,551
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	160,370
5.35% 3/15/20 (a)	10,096,000	10,518,820
5.85% 5/21/43 (a)(b)	7,500,000	6,375,000
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	368,150
2.7% 4/1/19	64,000	63,600
3.875% 3/15/23	222,000	213,009
4.95% 4/1/22	1,925,000	1,958,688
5.6% 4/1/44	340,000	312,800
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	499,402
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	145,321
Enbridge, Inc.:
4.25% 12/1/26	425,000	426,515
5.5% 12/1/46	3,794,000	3,867,167
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,013,635
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	164,493
3.75% 2/15/25	547,000	546,646
4.85% 3/15/44	2,023,000	1,930,873
4.95% 10/15/54	2,437,000	2,243,856
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	4,973,072
4.114% 3/1/46	5,034,000	5,034,227
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	341,238
3.95% 9/1/22	518,000	526,644
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,956,205
5% 2/15/21 (a)	562,000	596,593
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,653,589
ONEOK Partners LP 2% 10/1/17	2,822,000	2,828,239
Petro-Canada 6.05% 5/15/18	4,470,000	4,726,144
Petroleos Mexicanos:
3.5% 7/18/18	959,000	968,590
5.5% 2/4/19 (a)	1,440,000	1,493,280
5.5% 1/21/21	545,000	552,085
6% 3/5/20	116,000	120,930
6.375% 2/4/21 (a)	3,870,000	4,053,051
6.375% 1/23/45	937,000	795,326
6.875% 8/4/26 (a)	2,930,000	2,998,269
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,786,756
4.3% 4/1/22	300,000	322,824
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	4,037,575
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	627,467
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,320
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,375,322
4.5% 3/15/45	971,000	888,276
4.6% 6/15/21	414,000	440,082
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,653,173
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	952,622
Western Gas Partners LP:
2.6% 8/15/18	858,000	854,837
4.65% 7/1/26	264,000	267,089
5.375% 6/1/21	1,273,000	1,358,378
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,414,673
3.6% 3/15/22	216,000	213,351
3.9% 1/15/25	280,000	268,893
4% 9/15/25	5,000,000	4,816,840
4.3% 3/4/24	491,000	488,279
		134,858,395

TOTAL ENERGY		139,083,909

FINANCIALS - 30.2%
Banks - 13.3%
Bank of America Corp. 4% 1/22/25	3,277,000	3,270,630
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,521,577
Barclays PLC 3.65% 3/16/25	4,116,000	3,923,923
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,474,221
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,540,605
Citigroup, Inc.:
2.2554% 9/1/23 (b)	8,780,000	8,819,291
4.05% 7/30/22	316,000	326,065
4.4% 6/10/25	1,221,000	1,245,580
5.5% 9/13/25	1,317,000	1,440,149
8.125% 7/15/39	1,924,000	2,818,639
Citizens Bank NA 2.55% 5/13/21	338,000	336,135
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,355,034
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,568,632
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,207,103
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,554,075
Discover Bank:
2% 2/21/18	3,900,000	3,901,205
7% 4/15/20	2,391,000	2,661,446
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,149,317
5.45% 1/15/17	1,232,000	1,236,497
8.25% 3/1/38	3,848,000	5,418,215
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,227,619
7% 12/15/20	1,087,000	1,244,082
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,436,770
5.71% 1/15/26 (a)	1,569,000	1,435,415
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,189,690
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,480,840
PNC Bank NA 2.15% 4/29/21	10,000,000	9,862,620
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,895,592
4.625% 12/1/23	4,531,000	4,739,213
Regions Bank 6.45% 6/26/37	2,611,000	2,899,448
Regions Financial Corp. 3.2% 2/8/21	614,000	624,335
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,235,539
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,295,284
6.1% 6/10/23	1,000,000	1,015,113
6.125% 12/15/22	5,972,000	6,183,373
Royal Bank Scotland Group PLC 5.125% 5/28/24	3,640,000	3,533,792
SunTrust Banks, Inc.:
2.5% 5/1/19	5,184,000	5,229,692
2.7% 1/27/22	5,507,000	5,504,621
		149,801,377
Capital Markets - 7.5%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	7,670,078
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,540,623
Credit Suisse AG 6% 2/15/18	122,000	127,021
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,750,000	5,618,779
3.75% 5/22/25	6,000,000	6,039,420
3.75% 2/25/26	5,000,000	5,016,895
4.25% 10/21/25	4,750,000	4,800,811
5.25% 7/27/21	1,227,000	1,349,846
Lazard Group LLC 6.85% 6/15/17	31,000	31,872
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,643,344
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,024,610
5.25% 7/15/44	3,386,000	3,691,925
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,078,829
4.3% 1/27/45	948,000	939,152
4.875% 11/1/22	9,466,000	10,179,112
5.5% 7/28/21	1,222,000	1,358,488
5.75% 1/25/21	557,000	619,183
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,329,375
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,011,039
4% 6/15/25	6,038,000	6,211,496
		84,281,898
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	7,500,000	7,593,750
5% 10/1/21	3,970,000	4,178,425
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,434,900
4.75% 9/10/18	4,500,000	4,624,200
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,568,220
5.2% 4/27/22	2,355,000	2,537,911
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,228
2.597% 11/4/19	4,950,000	4,946,015
Synchrony Financial 2.6% 1/15/19	5,000,000	5,018,515
		37,501,164
Diversified Financial Services - 1.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	110,429
Brixmor Operating Partnership LP 3.25% 9/15/23	1,461,000	1,408,947
General Electric Capital Corp. 5.875% 1/14/38	150,000	187,040
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,788,651
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,560,813
		11,055,880
Insurance - 5.1%
ACE INA Holdings, Inc.:
2.875% 11/3/22	641,000	646,187
4.35% 11/3/45	525,000	546,105
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,408,268
4.5% 7/16/44	5,833,000	5,672,534
Aon Corp. 6.25% 9/30/40	253,000	300,179
Aon PLC:
3.5% 6/14/24	2,830,000	2,843,041
4.75% 5/15/45	6,000,000	6,004,368
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,872,578
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,318,071
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (a)(b)	66,000	56,430
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,093,939
8.125% 6/15/38 (b)	4,915,000	5,302,056
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,689,378
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,787,924
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,023,086
5.375% 12/1/41 (a)	148,000	164,022
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,296,483
6% 2/10/20 (a)	1,050,000	1,138,236
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,181,250
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,331,593
Unum Group:
5.625% 9/15/20	1,846,000	2,011,562
5.75% 8/15/42	3,748,000	3,948,953
		57,636,243

TOTAL FINANCIALS		340,276,562

HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 3.75% 11/30/26	5,900,000	5,807,382
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,763,795
		10,571,177
Health Care Providers & Services - 2.0%
Aetna, Inc. 2.8% 6/15/23	8,907,000	8,695,325
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,238,830
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,704,523
3.95% 10/15/42	132,000	125,705
4.25% 3/15/43	2,500,000	2,483,205
4.625% 7/15/35	745,000	800,911
4.625% 11/15/41	965,000	1,000,947
4.75% 7/15/45	1,829,000	1,998,649
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,326
2.375% 2/15/17	810,000	811,693
		22,148,114
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	510,742
Pharmaceuticals - 4.6%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,362,429
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	2,852,000	2,966,060
Mylan N.V. 3.95% 6/15/26 (a)	5,572,000	5,216,857
Perrigo Co. PLC 3.5% 3/15/21	806,000	815,541
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,241,971
2.4% 9/23/21	5,300,000	5,121,644
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,451,331
1.7% 7/19/19	1,971,000	1,933,661
2.2% 7/21/21	3,872,000	3,716,973
2.8% 7/21/23	624,000	587,459
3.15% 10/1/26	3,818,000	3,531,169
4.1% 10/1/46	407,000	352,275
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,429,712
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,015,413
3.45% 11/13/20	286,000	292,677
		52,035,172

TOTAL HEALTH CARE		85,265,205

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,231,312
L-3 Communications Corp. 3.95% 5/28/24	1,026,000	1,041,466
		4,272,778
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	563,807
Continental Airlines, Inc. 6.648% 3/15/19	18,447	18,701
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	31,211	31,835
8.36% 1/20/19	23,676	24,387
		638,730
Industrial Conglomerates - 0.7%
General Electric Co. 4.125% 10/9/42	434,000	431,759
Roper Technologies, Inc. 2.05% 10/1/18	7,475,000	7,510,409
		7,942,168
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	560,485
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,000,977
4.4% 3/15/42	2,500,000	2,547,513
		3,548,490
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/18	408,000	408,823
3.375% 6/1/21	2,910,000	2,956,461
3.75% 2/1/22	1,086,000	1,118,792
3.875% 4/1/21	3,305,000	3,437,200
		7,921,276

TOTAL INDUSTRIALS		24,883,927

INFORMATION TECHNOLOGY - 6.1%
Electronic Equipment & Components - 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,692,455
6.02% 6/15/26 (a)	3,770,000	3,947,526
8.35% 7/15/46 (a)	3,801,000	4,419,461
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	4,958,902
		17,018,344
IT Services - 1.3%
MasterCard, Inc.:
2.95% 11/21/26	7,678,000	7,599,631
3.8% 11/21/46	5,906,000	5,729,281
The Western Union Co. 2.875% 12/10/17	926,000	937,702
		14,266,614
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	5,780,000	5,643,690
Software - 1.8%
Microsoft Corp.:
1.55% 8/8/21	6,002,000	5,813,237
3.7% 8/8/46	6,065,000	5,612,933
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,044,541
4.375% 5/15/55	4,148,000	4,035,884
5.375% 7/15/40	240,000	274,547
		19,781,142
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. 3.85% 8/4/46	5,043,000	4,723,304
Hewlett Packard Enterprise Co.:
4.65% 10/15/22 (a)	3,420,000	3,596,872
6.45% 10/15/35 (a)	3,426,000	3,419,187
		11,739,363

TOTAL INFORMATION TECHNOLOGY		68,449,153

MATERIALS - 0.6%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,205,342
Ecolab, Inc. 1.45% 12/8/17	434,000	433,841
		5,639,183
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	436,479
6.75% 10/19/75 (a)(b)	1,010,000	1,119,838
		1,556,317

TOTAL MATERIALS		7,195,500

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Boston Properties, Inc. 2.75% 10/1/26	10,000,000	9,187,990
Camden Property Trust 4.25% 1/15/24	758,000	784,563
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,349,867
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,026,326
3.7% 6/15/21	476,000	487,060
DDR Corp.:
4.625% 7/15/22	391,000	413,750
4.75% 4/15/18	1,764,000	1,819,661
7.5% 4/1/17	4,000,000	4,074,176
Duke Realty LP:
3.875% 10/15/22	403,000	419,814
4.375% 6/15/22	206,000	219,719
6.75% 3/15/20	1,295,000	1,456,758
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,070,818
Health Care REIT, Inc. 2.25% 3/15/18	324,000	325,563
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	245,168
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,378,163
		34,259,396
Real Estate Management & Development - 2.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,011,312
4.1% 10/1/24	3,000,000	2,960,799
4.55% 10/1/29	2,014,000	1,970,282
4.95% 4/15/18	290,000	300,781
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,516,521
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,079,266
4.125% 6/15/22	1,832,000	1,900,513
4.4% 2/15/24	1,039,000	1,086,561
4.75% 10/1/20	752,000	800,130
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	488,882
3.15% 5/15/23	922,000	834,413
4.5% 4/18/22	94,000	94,854
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,856,269
Tanger Properties LP:
3.875% 12/1/23	398,000	404,326
6.125% 6/1/20	661,000	733,842
Ventas Realty LP 4.125% 1/15/26	345,000	352,809
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,075
		23,900,635

TOTAL REAL ESTATE		58,160,031

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,865,504
4.5% 5/15/35	4,270,000	4,052,294
4.75% 5/15/46	2,316,000	2,157,465
5.55% 8/15/41	2,700,000	2,787,534
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,652,670
Verizon Communications, Inc.:
1.375% 8/15/19	9,000,000	8,828,361
2.45% 11/1/22	634,000	613,417
3.5% 11/1/21	1,420,000	1,461,252
4.6% 4/1/21	460,000	493,828
4.862% 8/21/46	5,287,000	5,299,810
5.012% 8/21/54	6,001,000	5,901,053
		41,113,188
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,623,336

TOTAL TELECOMMUNICATION SERVICES		45,736,524

UTILITIES - 6.9%
Electric Utilities - 3.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	1,215,000	1,192,407
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	225,882
DPL, Inc. 6.75% 10/1/19	3,400,000	3,485,000
Duke Energy Corp. 1.8% 9/1/21	675,000	649,963
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,319,542
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	560,408
6.4% 9/15/20 (a)	1,310,000	1,467,470
FirstEnergy Corp. 2.75% 3/15/18	699,000	704,552
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,306,692
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,917,675
Nevada Power Co. 6.65% 4/1/36	500,000	647,838
Southern Co.:
1.55% 7/1/18	11,192,000	11,153,410
1.85% 7/1/19	6,599,000	6,574,340
Tampa Electric Co. 6.55% 5/15/36	500,000	630,187
TECO Finance, Inc. 5.15% 3/15/20	114,000	122,483
Xcel Energy, Inc. 4.8% 9/15/41	554,000	585,992
		34,543,841
Gas Utilities - 1.1%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,027,326
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,025,452
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	4,998,649
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,118
		12,070,545
Independent Power and Renewable Electricity Producers - 1.0%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,713,058
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,693,729
		11,406,787
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
3.1377% 9/30/66 (b)	7,158,000	5,504,502
3.6627% 6/30/66 (b)	145,000	132,820
NiSource Finance Corp.:
5.25% 2/15/43	234,000	256,580
5.95% 6/15/41	1,493,000	1,734,055
6.4% 3/15/18	24,000	25,341
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,902,234
5.625% 7/15/22	4,240,000	4,713,070
6.5% 12/15/20	613,000	693,612
Sempra Energy:
2.3% 4/1/17	3,024,000	3,031,533
2.875% 10/1/22	224,000	223,188
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	101,790
		19,318,725

TOTAL UTILITIES		77,339,898

TOTAL NONCONVERTIBLE BONDS
(Cost $1,004,369,004)		1,002,953,411

U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds:
2.5% 2/15/46	$8,915,000	$7,944,798
3% 11/15/45	11,093,000	10,976,867
U.S. Treasury Notes 2.25% 11/15/25	11,335,000	11,218,556
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,757,613)		30,140,221

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	428,638
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	57,140
7.5% 4/1/34	1,165,000	1,654,859
7.55% 4/1/39	1,815,000	2,697,163
7.625% 3/1/40	345,000	508,351
TOTAL MUNICIPAL SECURITIES
(Cost $4,737,746)		5,346,151

Bank Notes - 2.2%
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,017,535
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,242,336
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,030,892
Regions Bank 7.5% 5/15/18	7,499,000	8,067,364
TOTAL BANK NOTES
(Cost $25,058,976)		25,358,127
	Shares	Value

Fixed-Income Funds - 2.2%
Fidelity Specialized High Income Central Fund (c)
(Cost $25,519,976)	244,183	24,828,491
	Principal Amount	Value

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22
(Cost $14,473,028)	$12,560,000	13,814,183
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.39% (d)
(Cost $23,405,061)	23,405,061	23,409,742
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,129,321,404)		1,125,850,326
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73,129)
NET ASSETS - 100%		$1,125,777,197

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,065,554 or 14.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,893
Fidelity Specialized High Income Central Fund	504,189
Total	$553,082

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$44,831,142	$504,189	$19,984,339	$24,828,491	3.2%

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,002,953,411	$--	$1,002,953,411	$--
U.S. Government and Government Agency Obligations	30,140,221	--	30,140,221	--
Municipal Securities	5,346,151	--	5,346,151	--
Bank Notes	25,358,127	--	25,358,127	--
Fixed-Income Funds	24,828,491	24,828,491	--	--
Preferred Securities	13,814,183	--	13,814,183	--
Money Market Funds	23,409,742	23,409,742	--	--
Total Investments in Securities:	$1,125,850,326	$48,238,233	$1,077,612,093	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,127,505,391. Net unrealized depreciation aggregated $1,655,065, of which $19,660,111 related to appreciated investment securities and $21,315,176 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

November 30, 2016

IBF-QTLY-0117
1.813081.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.5%
Daimler Finance North America LLC 2.25% 9/3/19 (a)	$17,149	$17,166
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,613
3.1% 1/15/19	4,690	4,730
3.15% 1/15/20	6,680	6,708
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,646
2.45% 11/20/19 (a)	6,500	6,493
		45,356
Household Durables - 0.6%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,250
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,321
4.875% 11/15/25	4,400	4,334
		17,905
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	4,820	5,025
Comcast Corp.:
1.625% 1/15/22	5,124	4,899
5.15% 3/1/20	4,685	5,122
5.7% 5/15/18	355	376
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000	4,217
Discovery Communications LLC 3.25% 4/1/23	563	548
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,451
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	8,887
6.75% 7/1/18	7,189	7,703
8.25% 4/1/19	2,550	2,878
Time Warner, Inc. 4.875% 3/15/20	5,060	5,418
Viacom, Inc. 6.125% 10/5/17	3,071	3,181
		55,705
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,407
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,273
		6,680

TOTAL CONSUMER DISCRETIONARY		125,646

CONSUMER STAPLES - 3.1%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,624
2.65% 2/1/21	6,659	6,680
3.3% 2/1/23	7,172	7,252
3.65% 2/1/26	7,780	7,817
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	3,580	3,603
2.45% 1/15/17 (a)	8,430	8,448
		40,424
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,889
3.5% 7/20/22	1,679	1,723
4.125% 5/15/21	4,367	4,624
		9,236
Food Products - 0.4%
Cargill, Inc.:
3.25% 11/15/21 (a)	4,000	4,101
6% 11/27/17 (a)	781	817
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,166
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,534
		12,618
Tobacco - 1.1%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,460
3.5% 6/15/22 (a)	4,810	4,937
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,901
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,299
Reynolds American, Inc.:
3.25% 6/12/20	638	656
4% 6/12/22	2,191	2,306
4.45% 6/12/25	4,820	5,099
5.7% 8/15/35	824	943
		32,601

TOTAL CONSUMER STAPLES		94,879

ENERGY - 5.8%
Energy Equipment & Services - 0.7%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,573
Halliburton Co.:
3.8% 11/15/25	1,675	1,680
6.15% 9/15/19	2,601	2,867
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,734
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,414
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	5,027
		21,295
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.:
4.85% 3/15/21	4,470	4,760
6.375% 9/15/17	500	519
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	4,199
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,978
2.521% 1/15/20	3,410	3,426
3.245% 5/6/22	4,160	4,238
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,113
3.9% 2/1/25	3,400	3,335
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,711
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	3,014
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,670
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,290
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,912
2.7% 4/1/19	1,120	1,113
3.875% 3/15/23	3,530	3,387
El Paso Natural Gas Co. 5.95% 4/15/17	178	181
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,472
Enbridge, Inc. 4.25% 12/1/26	1,134	1,138
Enterprise Products Operating LP:
2.55% 10/15/19	693	699
4.05% 2/15/22	4,350	4,564
Exxon Mobil Corp. 2.222% 3/1/21	6,250	6,231
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,647
3.95% 9/1/22	775	788
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,248
MPLX LP 4% 2/15/25	500	475
Petro-Canada 6.05% 5/15/18	1,874	1,981
Petroleos Mexicanos:
3.5% 1/30/23	3,205	2,846
4.625% 9/21/23 (a)	3,200	3,003
Phillips 66 Co. 2.95% 5/1/17	8,400	8,460
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	4,353
5.75% 1/15/20	6,268	6,787
Schlumberger Investment SA 1.25% 8/1/17 (a)	6,000	5,997
Shell International Finance BV 2.125% 5/11/20	4,895	4,877
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	2,884
Spectra Energy Capital, LLC 5.65% 3/1/20	237	251
Suncor Energy, Inc. 6.1% 6/1/18	5,571	5,899
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	945
4.55% 6/24/24	4,547	4,433
Total Capital International SA 2.125% 1/10/19	8,195	8,241
TransCanada PipeLines Ltd. 3.125% 1/15/19	2,847	2,907
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,499
5.375% 6/1/21	4,300	4,588
Williams Partners LP 4.3% 3/4/24	4,990	4,962
		159,021

TOTAL ENERGY		180,316

FINANCIALS - 19.8%
Banks - 11.6%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,711
2.65% 4/1/19	7,598	7,675
3.875% 3/22/17	326	329
4.2% 8/26/24	3,440	3,493
4.25% 10/22/26	3,412	3,431
4.45% 3/3/26	3,485	3,575
5.875% 1/5/21	5,905	6,597
Bank of Montreal 2.5% 1/11/17	4,210	4,217
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,480
4.5% 12/16/25	6,400	6,501
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	4,760	4,747
2.3% 3/5/20 (a)	3,320	3,288
Barclays PLC:
2.75% 11/8/19	2,863	2,852
2.875% 6/8/20	4,810	4,752
3.2% 8/10/21	4,798	4,719
3.25% 1/12/21	3,509	3,485
BNP Paribas 2.375% 9/14/17	6,400	6,443
BNP Paribas SA 2.45% 3/17/19	3,370	3,391
CIT Group, Inc. 3.875% 2/19/19	7,345	7,474
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,990
2.15% 7/30/18	6,591	6,614
2.7% 3/30/21	6,300	6,292
4.4% 6/10/25	3,290	3,356
4.6% 3/9/26	3,280	3,376
Citizens Bank NA:
2.45% 12/4/19	6,790	6,823
2.55% 5/13/21	4,261	4,237
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,278
Comerica, Inc. 2.125% 5/23/19	2,052	2,053
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,376
2.3% 9/6/19	3,440	3,452
2.55% 3/15/21	3,120	3,115
Credit Suisse New York Branch 3% 10/29/21	3,500	3,509
Discover Bank 2% 2/21/18	8,400	8,403
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,232
4.5% 6/1/18	440	456
First Horizon National Corp. 3.5% 12/15/20	7,958	8,011
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,178
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,869
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,759
4% 3/30/22	3,778	3,907
5.1% 4/5/21	4,270	4,608
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,824
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,664
3.15% 3/14/21	4,700	4,757
7% 12/15/20	1,204	1,378
Huntington National Bank 2.2% 4/1/19	4,985	4,990
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,765
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,710
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,501
2.35% 1/28/19	7,995	8,056
3.875% 9/10/24	5,168	5,223
4.125% 12/15/26	5,070	5,190
4.5% 1/24/22	4,210	4,537
KeyCorp. 5.1% 3/24/21	4,303	4,715
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,699
2.95% 3/1/21	7,298	7,334
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,082
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,651
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	974
2.25% 2/10/20	3,292	3,261
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,384
PNC Bank NA 2.15% 4/29/21	3,170	3,126
Regions Financial Corp. 3.2% 2/8/21	4,701	4,780
Royal Bank of Canada:
1.5% 1/16/18	8,080	8,074
2.35% 10/30/20	6,360	6,345
4.65% 1/27/26	3,606	3,773
Royal Bank Scotland Group PLC 5.125% 5/28/24	5,130	4,980
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,021
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,060
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,733
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,078
2.125% 4/7/21	4,740	4,679
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,102
3% 1/22/21	6,034	6,135
4.3% 7/22/27	4,780	4,933
Westpac Banking Corp. 1.65% 5/13/19	4,790	4,751
		359,319
Capital Markets - 3.3%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,738
Credit Suisse AG 6% 2/15/18	9,794	10,197
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,703
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,045
2.625% 1/31/19	7,920	8,002
2.625% 4/25/21	3,282	3,261
5.95% 1/18/18	10,163	10,619
6.15% 4/1/18	3,044	3,211
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,112
Lazard Group LLC:
4.25% 11/14/20	1,723	1,806
6.85% 6/15/17	935	961
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	6,251
Morgan Stanley:
2.375% 7/23/19	3,430	3,442
2.5% 4/21/21	5,000	4,942
2.65% 1/27/20	5,010	5,038
3.875% 1/27/26	4,600	4,654
4.875% 11/1/22	3,010	3,237
5.625% 9/23/19	933	1,013
5.75% 1/25/21	4,378	4,867
7.3% 5/13/19	3,668	4,098
S&P Global, Inc. 2.5% 8/15/18	1,947	1,964
UBS AG Stamford Branch:
1.375% 6/1/17	2,431	2,431
2.375% 8/14/19	5,170	5,198
		102,790
Consumer Finance - 1.7%
Ally Financial, Inc. 4.25% 4/15/21	7,800	7,703
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,780
Discover Financial Services:
3.85% 11/21/22	196	198
5.2% 4/27/22	2,287	2,465
6.45% 6/12/17	2,977	3,049
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,332
3.336% 3/18/21	7,800	7,824
4.25% 9/20/22	4,080	4,218
Hyundai Capital America:
2.125% 10/2/17 (a)	1,463	1,468
2.55% 2/6/19 (a)	2,513	2,527
2.6% 3/19/20 (a)	6,620	6,589
2.875% 8/9/18 (a)	1,665	1,685
3% 10/30/20 (a)	6,329	6,345
Synchrony Financial:
1.875% 8/15/17	822	823
3% 8/15/19	1,208	1,225
		52,231
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,868
3.875% 8/15/22	3,628	3,695
4.125% 6/15/26	1,347	1,336
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,646
		12,545
Insurance - 2.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,127
AIA Group Ltd. 2.25% 3/11/19 (a)	743	746
American International Group, Inc.:
3.3% 3/1/21	5,232	5,365
4.875% 6/1/22	6,517	7,095
Aon Corp. 5% 9/30/20	4,000	4,318
Aon PLC 3.875% 12/15/25	6,215	6,349
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (a)(b)	1,929	1,649
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,084
5.375% 3/15/17	149	151
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,905
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,597
4.8% 7/15/21	4,925	5,359
MassMutual Global Funding II 2.45% 11/23/20 (a)	4,750	4,748
Metropolitan Life Global Funding I 2.3% 4/10/19 (a)	8,370	8,409
Pacific LifeCorp 6% 2/10/20 (a)	2,213	2,399
Prudential Financial, Inc.:
3.5% 5/15/24	7,629	7,776
4.5% 11/15/20	4,820	5,175
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,579
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	998
Unum Group:
4% 3/15/24	3,330	3,300
5.625% 9/15/20	5,021	5,471
		87,600

TOTAL FINANCIALS		614,485

HEALTH CARE - 3.6%
Biotechnology - 0.7%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,075
2.9% 11/6/22	4,110	4,051
3.2% 11/6/22	3,165	3,163
Amgen, Inc.:
2.125% 5/1/20	3,530	3,512
5.85% 6/1/17	3,264	3,337
Celgene Corp. 2.875% 8/15/20	3,000	3,032
		21,170
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	4,648	4,619
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,039
Danaher Corp. 2.4% 9/15/20	1,130	1,132
Medtronic, Inc. 2.5% 3/15/20	6,790	6,862
Zimmer Biomet Holdings, Inc. 1.45% 4/1/17	6,268	6,269
		19,921
Health Care Providers & Services - 1.3%
Aetna, Inc.:
2.4% 6/15/21	4,038	4,002
2.75% 11/15/22	597	592
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,145
McKesson Corp. 2.284% 3/15/19	3,330	3,347
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	841
2.125% 3/15/21	4,680	4,636
2.7% 7/15/20	2,557	2,593
2.75% 2/15/23	684	680
3.35% 7/15/22	1,155	1,190
3.875% 10/15/20	5,296	5,580
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,282
4.35% 8/15/20	5,502	5,809
		38,697
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,468
4.15% 2/1/24	918	958
		4,426
Pharmaceuticals - 0.9%
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,050
3% 3/12/20	2,840	2,882
Mylan N.V. 2.5% 6/7/19 (a)	1,677	1,669
Perrigo Co. PLC 3.5% 3/15/21	2,498	2,528
Perrigo Finance PLC 3.5% 12/15/21	833	842
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,767
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	2,393	2,297
2.8% 7/21/23	1,715	1,615
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,538
3.45% 11/13/20	887	908
		27,096

TOTAL HEALTH CARE		111,310

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,222
3.8% 10/7/24 (a)	2,162	2,216
		8,438
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	535	543
6.795% 2/2/20	18	19
6.9% 7/2/19	170	171
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	904	922
8.36% 1/20/19	686	707
		2,362
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,070
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21 (a)	2,288	2,248
Industrial Conglomerates - 0.5%
Covidien International Finance SA 6% 10/15/17	3,234	3,365
General Electric Co. 2.7% 10/9/22	3,340	3,355
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,757
3% 12/15/20	3,140	3,175
		15,652
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,201
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	925
		9,126
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.375% 6/1/21	4,710	4,785
3.875% 4/1/21	3,200	3,328
4.75% 3/1/20	2,913	3,094
		11,207

TOTAL INDUSTRIALS		52,103

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,700
Electronic Equipment & Components - 0.4%
Amphenol Corp. 3.125% 9/15/21	1,119	1,137
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,699
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,716
		13,552
IT Services - 0.2%
Visa, Inc. 2.8% 12/14/22	4,670	4,700
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,288

TOTAL INFORMATION TECHNOLOGY		29,240

MATERIALS - 0.6%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,499
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,929
Ecolab, Inc. 1.45% 12/8/17	2,207	2,206
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,300
The Mosaic Co. 4.25% 11/15/23	5,095	5,078
		19,012
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	720
4.6% 4/1/22	1,262	1,338
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,471
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,645
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,003
Camden Property Trust 4.25% 1/15/24	2,807	2,905
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,308
5% 7/1/25	1,529	1,566
DDR Corp.:
3.625% 2/1/25	1,578	1,522
4.625% 7/15/22	1,318	1,395
4.75% 4/15/18	3,000	3,095
7.5% 4/1/17	2,748	2,799
Duke Realty LP:
3.625% 4/15/23	1,976	2,001
3.875% 10/15/22	3,009	3,135
6.75% 3/15/20	291	327
Equity One, Inc. 3.75% 11/15/22	8,200	8,394
ERP Operating LP:
4.625% 12/15/21	3,194	3,469
4.75% 7/15/20	2,996	3,221
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,525
5.9% 4/1/20	42	47
HCP, Inc. 4.25% 11/15/23	5,100	5,199
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,659
HRPT Properties Trust:
6.25% 6/15/17	1,361	1,363
6.65% 1/15/18	792	812
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,136
3.4% 11/1/22	2,493	2,530
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,167
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,001
4.5% 1/15/25	1,111	1,086
4.5% 4/1/27	3,298	3,154
4.95% 4/1/24	1,104	1,118
5.25% 1/15/26	3,160	3,237
Select Income REIT 2.85% 2/1/18	1,609	1,616
Simon Property Group LP 2.35% 1/30/22	1,248	1,232
		80,196
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,094
5.7% 5/1/17	2,338	2,375
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,366
3.625% 10/1/22	1,414	1,432
3.95% 7/1/22	2,154	2,224
Essex Portfolio LP 5.5% 3/15/17	3,558	3,596
Liberty Property LP:
4.125% 6/15/22	1,971	2,045
4.75% 10/1/20	7,111	7,566
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,896
4.5% 4/18/22	1,234	1,245
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,678
Regency Centers LP 3.75% 6/15/24	2,349	2,383
Tanger Properties LP:
3.75% 12/1/24	3,076	3,079
6.125% 6/1/20	4,208	4,672
Ventas Realty LP:
1.25% 4/17/17	1,643	1,642
3.125% 6/15/23	885	867
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,594
Washington Prime Group LP 3.85% 4/1/20	4,940	4,959
		53,713

TOTAL REAL ESTATE		133,909

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,117
2.45% 6/30/20	2,237	2,214
2.8% 2/17/21	7,750	7,695
3% 6/30/22	4,920	4,825
3.4% 5/15/25	4,920	4,728
5.875% 10/1/19	287	314
British Telecommunications PLC 2.35% 2/14/19	1,992	2,005
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,101
SBA Tower Trust 3.156% 10/15/45 (a)	4,730	4,839
Verizon Communications, Inc.:
1.75% 8/15/21	3,200	3,065
3% 11/1/21	9,890	9,971
5.15% 9/15/23	4,000	4,424
		51,298
UTILITIES - 4.0%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	3,867	3,972
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	3,824	3,753
Commonwealth Edison Co. 4% 8/1/20	4,400	4,644
Duke Energy Corp. 1.8% 9/1/21	1,793	1,726
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	413
Edison International:
2.95% 3/15/23	1,206	1,201
3.75% 9/15/17	2,938	2,991
Eversource Energy:
2.5% 3/15/21	1,473	1,464
2.8% 5/1/23	4,679	4,577
Exelon Corp. 2.85% 6/15/20	934	946
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,399
4.25% 3/15/23	4,000	4,142
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,266
6.5% 8/1/18	2,033	2,194
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	680
3.25% 6/15/23	3,750	3,824
Pennsylvania Electric Co. 6.05% 9/1/17	844	870
PG&E Corp. 2.4% 3/1/19	489	492
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,527
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,270
Southern Co. 2.35% 7/1/21	7,954	7,821
Tampa Electric Co. 5.4% 5/15/21	1,635	1,790
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,836
Wisconsin Electric Power Co. 2.95% 9/15/21	768	786
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,723
		72,327
Gas Utilities - 0.4%
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	6,420	6,389
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,407
Texas Eastern Transmission LP 6% 9/15/17 (a)	5,603	5,776
		13,572
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21 (a)	806	800
Southern Power Co. 2.375% 6/1/20	2,294	2,283
		3,083
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	455	475
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,953
Dominion Resources, Inc.:
2% 8/15/21	1,125	1,091
3.1377% 9/30/66 (b)	4,542	3,493
3.6627% 6/30/66 (b)	4,221	3,866
NiSource Finance Corp.:
5.45% 9/15/20	313	342
6.4% 3/15/18	684	722
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,087
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,741
Sempra Energy:
2.3% 4/1/17	9,715	9,739
2.875% 10/1/22	1,677	1,671
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,383	2,943
		36,123

TOTAL UTILITIES		125,105

TOTAL NONCONVERTIBLE BONDS
(Cost $1,511,276)		1,537,303

U.S. Government and Government Agency Obligations - 34.8%
U.S. Government Agency Obligations - 4.2%
Freddie Mac:
0.875% 7/19/19	$48,070	$47,428
1% 12/15/17	82,666	82,739

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		130,167

U.S. Treasury Obligations - 30.6%
U.S. Treasury Notes:
0.75% 7/15/19	34,640	34,137
1.375% 3/31/20	49,150	48,914
1.625% 4/30/19	39,000	39,349
1.75% 2/28/22	224,000	221,664
2.25% 3/31/21	99,800	101,730
2.375% 8/15/24	499,980	502,994

TOTAL U.S. TREASURY OBLIGATIONS		948,788

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,095,376)		1,078,955

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.5%
2.54% 6/1/42 (b)	319	331
2.666% 3/1/40 (b)	490	516
2.685% 12/1/39 (b)	170	180
2.774% 7/1/35 (b)	286	301
2.798% 12/1/33 (b)	2,397	2,528
2.822% 11/1/36 (b)	478	502
2.943% 9/1/41 (b)	189	196
2.968% 4/1/35 (b)	1,349	1,425
2.973% 11/1/40 (b)	159	167
2.975% 10/1/41 (b)	91	95
3.236% 7/1/41 (b)	297	313
3.352% 10/1/41 (b)	162	170
3.54% 7/1/41 (b)	377	393
5.5% 10/1/17 to 6/1/36	6,213	6,842
6.5% 12/1/19 to 8/1/36	2,626	3,024
7% 7/1/25 to 2/1/32	11	12
7.5% 11/1/22 to 8/1/29	115	131

TOTAL FANNIE MAE		17,126

Freddie Mac - 0.4%
3.183% 9/1/41 (b)	222	231
3.221% 4/1/41 (b)	197	204
3.28% 6/1/41 (b)	238	250
3.404% 5/1/41 (b)	181	193
3.621% 6/1/41 (b)	298	314
3.666% 5/1/41 (b)	274	288
4.5% 8/1/18	634	649
5% 3/1/19	915	940
5.5% 3/1/34 to 7/1/35	7,501	8,452
7.5% 7/1/27 to 1/1/33	32	37

TOTAL FREDDIE MAC		11,558

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,695	1,985
8% 7/15/17 to 5/15/22	17	17

TOTAL GINNIE MAE		2,002

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $29,672)		30,686

Asset-Backed Securities - 4.0%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (b)	$299	$285
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (b)	178	179
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,010
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,517
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,857
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,125
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (b)	18	18
Series 2004-R2 Class M3, 1.359% 4/25/34 (b)	40	34
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	22	21
Series 2004-W11 Class M2, 1.584% 11/25/34 (b)	245	242
Series 2004-W7 Class M1, 1.359% 5/25/34 (b)	841	803
Series 2006-W4 Class A2C, 0.694% 5/25/36 (b)	502	170
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.359% 4/25/34 (b)	676	611
Series 2006-HE2 Class M1, 0.904% 3/25/36 (b)	13	0
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.659% 2/25/35 (b)	1,574	1,435
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	3,678	3,684
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (b)	812	514
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,535
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.047% 4/25/34 (b)	26	24
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	39	38
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,908
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (b)	18	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (b)	187	177
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,680
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,708
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,149
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,698
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,365
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.269% 1/25/35 (b)	427	394
Class M4, 1.554% 1/25/35 (b)	157	85
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	423	354
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (a)(b)	367	340
Class B, 0.8182% 11/15/34 (a)(b)	133	119
Class C, 0.9182% 11/15/34 (a)(b)	220	194
Class D, 1.2882% 11/15/34 (a)(b)	84	72
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,778
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	84	6
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (b)	175	164
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	766	563
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.834% 7/25/36 (b)	115	67
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	4	4
Series 2006-A Class 2C, 2.0029% 3/27/42 (b)	2,280	1,150
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (b)	124	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (b)	72	63
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (b)	118	114
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	1	1
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	802	775
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	26	23
Series 2004-HE7 Class B3, 4.4695% 8/25/34 (b)	186	96
Series 2005-NC1 Class M1, 1.194% 1/25/35 (b)	86	80
Series 2005-NC2 Class B1, 2.289% 3/25/35 (b)	70	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (b)	642	608
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	240	229
Class M4, 2.709% 9/25/34 (b)	308	203
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (b)	665	633
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2,228	2,231
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (b)	269	253
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (b)	166	160
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (b)	26	23
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	168	156
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (a)(b)	1,745	777
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,656
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,949
TOTAL ASSET-BACKED SECURITIES
(Cost $119,707)		124,143

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	283	266
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (a)(b)	163	115
Class B6, 3.379% 6/10/35 (a)(b)	45	25
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	9	9

TOTAL PRIVATE SPONSOR		415

U.S. Government Agency - 1.8%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,804	1,874
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	1	1
Series 2015-28 Class P, 2.5% 5/25/45	15,257	15,349
Series 2013-16 Class GP, 3% 3/25/33	13,370	13,707
Series 2015-28 Class JE, 3% 5/25/45	10,567	10,849
Series 2016-19 Class AH, 3% 4/25/46	6,793	6,966
Freddie Mac:
planned amortization class:
Series 2425 Class JH, 6% 3/15/17	7	7
Series 3820 Class DA, 4% 11/15/35	1,457	1,499
Series 3777 Class AC, 3.5% 12/15/25	2,880	2,974
Series 3949 Class MK, 4.5% 10/15/34	1,178	1,249

TOTAL U.S. GOVERNMENT AGENCY		54,475

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $55,930)		54,890

Commercial Mortgage Securities - 3.0%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	1,960	1,988
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (b)(c)	152	2
Banc of America Commercial Mortgage Trust Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	3,017	3,039
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,157	6,284
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (a)(b)	18	17
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	292	261
Class B1, 1.992% 1/25/36 (a)(b)	21	17
Class M1, 1.042% 1/25/36 (a)(b)	94	81
Class M2, 1.062% 1/25/36 (a)(b)	45	38
Class M3, 1.092% 1/25/36 (a)(b)	41	35
Class M4, 1.202% 1/25/36 (a)(b)	36	30
Class M5, 1.242% 1/25/36 (a)(b)	36	29
Class M6, 1.292% 1/25/36 (a)(b)	39	30
Series 2006-3A Class M4, 1.022% 10/25/36 (a)(b)	20	15
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	225	203
Series 2007-2A:
Class A1, 0.862% 7/25/37 (a)(b)	240	211
Class A2, 0.912% 7/25/37 (a)(b)	225	182
Class M1, 0.962% 7/25/37 (a)(b)	104	82
Class M2, 1.002% 7/25/37 (a)(b)	57	44
Class M3, 1.082% 7/25/37 (a)(b)	44	30
Series 2007-3:
Class A2, 0.882% 7/25/37 (a)(b)	180	147
Class M1, 0.902% 7/25/37 (a)(b)	61	48
Class M2, 0.932% 7/25/37 (a)(b)	65	49
Class M3, 0.962% 7/25/37 (a)(b)	103	76
Class M4, 1.092% 7/25/37 (a)(b)	122	84
Class M5, 1.192% 7/25/37 (a)(b)	79	40
Series 2007-4A Class M1, 1.484% 9/25/37 (a)(b)	37	9
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (a)(b)	20	20
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	3,883	3,972
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	5,007
Class D, 3.768% 4/10/28 (a)(b)	1,568	1,575
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	643	641
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,921
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,328
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,957
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (b)	355	357
CSMC Series 2015-TOWN:
Class B, 2.4346% 3/15/17 (a)(b)	615	604
Class C, 2.7846% 3/15/17 (a)(b)	599	587
Class D, 3.7346% 3/15/17 (a)(b)	1,992	1,977
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	6,240	6,361
Class CFX, 3.3822% 12/15/34 (a)(b)	2,801	2,827
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,560	4,576
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	18	17
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (b)	121	122
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,246	1,249
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40	210	211
Series 2007-C7 Class A3, 5.866% 9/15/45	1,901	1,953
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	4	4
Series 2007-9 Class A4, 5.7% 9/12/49	268	274
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (a)(b)	161	161
sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,888
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	3,484	3,482
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	147	70
SCG Trust Series 2013-SRP1 Class A, 1.9346% 11/15/26 (a)(b)	3,591	3,579
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	4,385	4,387
Series 2007-C32 Class A3, 5.7026% 6/15/49 (b)	2,026	2,047
Series 2007-C33 Class A5, 5.9588% 2/15/51 (b)	799	814
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	328	327
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,810
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $90,774)		93,176

Municipal Securities - 0.3%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,256)	10,620	11,282

Bank Notes - 1.9%
Capital One Bank NA 2.25% 2/13/19	6,545	6,572
Capital One NA 2.95% 7/23/21	3,430	3,453
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,523
3.1% 6/4/20	3,441	3,478
Fifth Third Bank 2.875% 10/1/21	3,440	3,486
KeyBank NA 2.35% 3/8/19	4,690	4,728
PNC Bank NA:
2.2% 1/28/19	3,285	3,306
2.45% 11/5/20	4,458	4,471
RBS Citizens NA 2.5% 3/14/19	1,899	1,912
Regions Bank 7.5% 5/15/18	1,200	1,291
Regions Financial Corp. 2.25% 9/14/18	3,080	3,090
SunTrust Bank 2.75% 5/1/23	4,300	4,204
UBS AG Stamford Branch 1.8% 3/26/18	4,881	4,882
Union Bank NA 2.125% 6/16/17	4,300	4,320
Wachovia Bank NA 6% 11/15/17	5,655	5,889
TOTAL BANK NOTES
(Cost $58,167)		58,605
	Shares	Value (000s)

Fixed-Income Funds - 2.6%
Fidelity Specialized High Income Central Fund (d)
(Cost $82,052)	798,154	81,156

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.39% (e)
(Cost $18,280)	18,277,421	18,281
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $3,072,490)		3,088,477
NET OTHER ASSETS (LIABILITIES) - 0.4%		12,389
NET ASSETS - 100%		$3,100,866

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,710,000 or 9.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$19
Fidelity Specialized High Income Central Fund	1,058
Total	$1,077

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$81,194	$1,058	$--	$81,156	10.5%
Total	$81,194	$1,058	$--	$81,156

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,537,303	$--	$1,537,303	$--
U.S. Government and Government Agency Obligations	1,078,955	--	1,078,955	--
U.S. Government Agency - Mortgage Securities	30,686	--	30,686	--
Asset-Backed Securities	124,143	--	121,868	2,275
Collateralized Mortgage Obligations	54,890	--	54,750	140
Commercial Mortgage Securities	93,176	--	92,967	209
Municipal Securities	11,282	--	11,282	--
Bank Notes	58,605	--	58,605	--
Fixed-Income Funds	81,156	81,156	--	--
Money Market Funds	18,281	18,281	--	--
Total Investments in Securities:	$3,088,477	$99,437	$2,986,416	$2,624

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc. Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $3,081,147,000. Net unrealized appreciation aggregated $7,330,000, of which $42,367,000 related to appreciated investment securities and $35,037,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

November 30, 2016

IGB-QTLY-0117
1.813259.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.7%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,118
5.2% 4/1/45	3,052	2,888
6.6% 4/1/36	3,722	4,176
6.75% 4/1/46	6,249	7,189
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,615
3.25% 5/15/18	2,630	2,656
3.5% 7/10/19	5,942	6,041
3.7% 5/9/23	19,000	18,668
4.25% 5/15/23	2,950	2,957
4.375% 9/25/21	11,530	11,922
		63,230
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,410
3.7% 1/30/26	3,675	3,724
4.7% 12/9/35	1,897	1,973
4.875% 12/9/45	2,978	3,147
		10,254
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,984
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,317
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	7,996	8,299
4.908% 7/23/25 (a)	10,079	10,507
Discovery Communications LLC 3.25% 4/1/23	954	929
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,591
4.5% 9/15/42	1,687	1,485
5.5% 9/1/41	3,321	3,305
5.875% 11/15/40	7,141	7,413
6.55% 5/1/37	8,170	9,146
6.75% 7/1/18	5,587	5,986
7.3% 7/1/38	8,218	9,773
8.25% 4/1/19	10,913	12,315
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,759
6.2% 3/15/40	5,000	5,666
		124,491

TOTAL CONSUMER DISCRETIONARY		213,959

CONSUMER STAPLES - 1.8%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,369
3.3% 2/1/23	16,500	16,683
3.65% 2/1/26	17,900	17,986
4.7% 2/1/36	15,622	16,329
4.9% 2/1/46	31,247	33,351
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,909
4.75% 11/15/24	8,249	8,806
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	3,930	4,103
		126,536
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,262
Tobacco - 0.3%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,107
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,964
4% 6/12/22	2,039	2,146
5.7% 8/15/35	1,694	1,938
6.15% 9/15/43	2,440	2,950
7.25% 6/15/37	9,654	12,555
		24,660

TOTAL CONSUMER STAPLES		155,458

ENERGY - 6.3%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,363
Halliburton Co.:
3.8% 11/15/25	3,737	3,748
4.85% 11/15/35	3,264	3,330
5% 11/15/45	4,471	4,562
		15,003
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Finance Co. 7.5% 5/1/31	1,980	2,452
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,892
5.55% 3/15/26	5,568	6,075
6.6% 3/15/46	7,480	8,707
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,784
5.85% 2/1/35	4,394	4,485
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	8,144
6.125% 2/15/21	60,015	55,064
6.625% 8/15/20	23,170	22,417
8% 12/15/22 (a)	11,962	12,381
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,244
3.3% 6/1/20	6,073	6,155
4.5% 6/1/25	1,849	1,919
5.8% 6/1/45	2,321	2,602
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,922
5.35% 3/15/20 (a)	4,973	5,181
5.85% 5/21/43 (a)(b)	9,697	8,242
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,203
2.7% 4/1/19	1,510	1,501
3.875% 3/15/23	6,765	6,491
5.6% 4/1/44	5,868	5,399
El Paso Corp. 6.5% 9/15/20	16,220	18,120
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,757
3.9% 5/15/24 (b)	1,887	1,752
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,910
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,183
5.5% 12/1/46	3,661	3,732
Kinder Morgan Energy Partners LP 6.55% 9/15/40	753	787
Kinder Morgan, Inc.:
3.05% 12/1/19	42,767	43,306
4.3% 6/1/25	12,912	13,013
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,723
MPLX LP 4% 2/15/25	949	902
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,003
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	4,630
7.25% 3/17/44	59,561	51,428
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,637
Petroleos Mexicanos:
4.625% 9/21/23 (a)	12,890	12,097
4.875% 1/18/24	4,376	4,099
5.5% 2/4/19 (a)	10,105	10,479
5.625% 1/23/46	29,284	22,762
6.375% 2/4/21 (a)	11,660	12,212
6.375% 1/23/45	15,899	13,495
6.5% 6/2/41	34,664	30,515
Phillips 66 Co. 4.3% 4/1/22	4,638	4,991
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	8,204	8,205
4.65% 10/15/25	11,290	11,350
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,520
6.7% 1/23/25 (b)	27,840	27,562
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,741
Spectra Energy Partners LP:
2.95% 9/25/18	1,066	1,082
4.6% 6/15/21	1,124	1,195
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,653
4.55% 6/24/24	19,170	18,691
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,015
5.375% 6/1/21	10,438	11,138
Williams Partners LP:
4% 11/15/21	1,262	1,283
4.125% 11/15/20	1,029	1,052
4.3% 3/4/24	4,326	4,302
		542,582

TOTAL ENERGY		557,585

FINANCIALS - 12.5%
Banks - 8.2%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (a)	2,302	2,314
Bank of America Corp.:
3.3% 1/11/23	5,772	5,776
3.5% 4/19/26	13,196	13,039
3.875% 8/1/25	873	888
3.95% 4/21/25	25,937	25,682
4% 1/22/25	58,310	58,197
4.1% 7/24/23	3,096	3,235
4.2% 8/26/24	18,046	18,324
4.25% 10/22/26	6,065	6,099
5.65% 5/1/18	3,745	3,935
5.875% 1/5/21	2,580	2,882
Barclays PLC:
2.75% 11/8/19	5,118	5,099
4.375% 1/12/26	9,700	9,683
BPCE SA 4.875% 4/1/26 (a)	16,029	15,859
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,242
2.05% 12/7/18	71,510	71,533
4.05% 7/30/22	2,865	2,956
4.4% 6/10/25	6,752	6,888
4.45% 9/29/27	6,820	6,897
4.5% 1/14/22	6,932	7,442
5.3% 5/6/44	26,751	28,329
5.5% 9/13/25	2,420	2,646
Citizens Bank NA 2.55% 5/13/21	2,683	2,668
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	6,831
4.3% 12/3/25	13,920	14,059
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	20,215
3.8% 9/15/22	10,350	10,345
3.8% 6/9/23	14,963	14,660
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,321
Discover Bank:
4.2% 8/8/23	4,147	4,302
7% 4/15/20	6,703	7,461
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,127
8.25% 3/1/38	2,385	3,358
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,233
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,118
5.25% 3/14/44	2,255	2,375
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,828
ING Bank NV 5.8% 9/25/23 (a)	2,826	3,084
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,708
2.35% 1/28/19	2,547	2,567
2.95% 10/1/26	3,568	3,398
3.875% 9/10/24	13,659	13,804
4.125% 12/15/26	14,858	15,210
4.25% 10/15/20	2,763	2,932
4.35% 8/15/21	18,417	19,711
4.625% 5/10/21	2,717	2,926
4.95% 3/25/20	11,055	11,932
Rabobank Nederland 4.375% 8/4/25	10,398	10,578
Regions Bank 6.45% 6/26/37	9,230	10,250
Regions Financial Corp. 3.2% 2/8/21	4,870	4,952
Royal Bank of Canada 4.65% 1/27/26	33,266	34,802
Royal Bank of Scotland Group PLC:
6% 12/19/23	25,238	25,563
6.1% 6/10/23	8,465	8,593
6.125% 12/15/22	28,328	29,331
Royal Bank Scotland Group PLC 5.125% 5/28/24	35,224	34,196
Societe Generale 4.25% 4/14/25 (a)	17,200	16,511
		724,894
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,054
Credit Suisse AG 6% 2/15/18	8,864	9,229
Deutsche Bank AG 4.5% 4/1/25	12,526	11,270
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	15,807
4.1% 1/13/26	18,090	17,071
Goldman Sachs Group, Inc.:
2.625% 1/31/19	13,825	13,969
2.9% 7/19/18	9,276	9,413
5.25% 7/27/21	5,652	6,218
5.75% 1/24/22	7,392	8,343
5.95% 1/18/18	4,817	5,033
6.75% 10/1/37	24,283	29,825
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,496
3.75% 12/1/25	4,425	4,535
Lazard Group LLC:
4.25% 11/14/20	4,700	4,926
6.85% 6/15/17	607	624
Morgan Stanley:
2.375% 7/23/19	12,012	12,054
3.7% 10/23/24	10,321	10,447
3.75% 2/25/23	8,227	8,453
3.875% 4/29/24	9,504	9,745
4.875% 11/1/22	19,366	20,825
5% 11/24/25	24,777	26,444
5.75% 1/25/21	10,138	11,270
6.625% 4/1/18	7,981	8,469
		249,520
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21	2,895	3,047
Discover Financial Services:
3.85% 11/21/22	4,866	4,924
3.95% 11/6/24	4,069	4,018
5.2% 4/27/22	4,096	4,414
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,158
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,856
Synchrony Financial:
1.875% 8/15/17	1,427	1,429
3% 8/15/19	2,095	2,124
3.75% 8/15/21	3,164	3,259
4.25% 8/15/24	3,185	3,233
		46,462
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,514
Insurance - 0.9%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,296
American International Group, Inc. 4.875% 6/1/22	5,750	6,260
Aon Corp. 5% 9/30/20	2,135	2,305
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,197
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (a)(b)	10,398	8,890
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,446
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,756
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,200
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	7,060
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	5,747
6% 2/10/20 (a)	1,549	1,679
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	6,972
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,033
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,767
4.125% 11/1/24 (a)	2,517	2,544
Unum Group:
5.625% 9/15/20	4,155	4,528
5.75% 8/15/42	3,522	3,711
		77,391

TOTAL FINANCIALS		1,101,781

HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,388
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,841
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,940
4.75% 5/1/23	300	302
5.875% 3/15/22	355	381
6.5% 2/15/20	4,514	4,915
WellPoint, Inc. 3.3% 1/15/23	9,384	9,338
		26,717
Pharmaceuticals - 0.4%
Mylan N.V.:
2.5% 6/7/19 (a)	6,691	6,659
3.15% 6/15/21 (a)	8,712	8,568
3.95% 6/15/26 (a)	4,484	4,198
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,520
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	6,017
2.8% 7/21/23	4,487	4,224
3.15% 10/1/26	5,341	4,940
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,744
Zoetis, Inc. 3.25% 2/1/23	2,627	2,602
		40,472

TOTAL HEALTH CARE		73,577

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
Arconic, Inc.:
5.125% 10/1/24	16,623	16,955
5.4% 4/15/21	8,202	8,663
		25,618
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	712	750
6.795% 2/2/20	40	41
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	999	1,019
8.36% 1/20/19	3,441	3,544
		5,354
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,294
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,066
3.375% 6/1/21	4,249	4,317
3.75% 2/1/22	6,348	6,540
3.875% 4/1/21	5,850	6,084
4.25% 9/15/24	5,062	5,143
		25,150
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,428

TOTAL INDUSTRIALS		61,844

INFORMATION TECHNOLOGY - 0.2%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,146
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.65% 10/15/22 (a)	6,890	7,246

TOTAL INFORMATION TECHNOLOGY		17,392

MATERIALS - 0.4%
Metals & Mining - 0.4%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,478
4.125% 4/15/21 (a)	6,319	6,335
4.875% 5/14/25 (a)	18,378	18,654
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,076
		34,543
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,262
4.6% 4/1/22	1,830	1,940
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,875
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,828
Camden Property Trust:
2.95% 12/15/22	2,605	2,558
4.25% 1/15/24	4,889	5,060
Corporate Office Properties LP 5% 7/1/25	3,165	3,241
DDR Corp.:
3.625% 2/1/25	2,957	2,851
4.25% 2/1/26	2,697	2,697
4.625% 7/15/22	9,008	9,532
4.75% 4/15/18	4,483	4,624
7.5% 4/1/17	2,623	2,672
Duke Realty LP:
3.25% 6/30/26	1,279	1,236
3.625% 4/15/23	3,352	3,395
3.875% 10/15/22	9,433	9,827
4.375% 6/15/22	2,822	3,010
Equity One, Inc. 3.75% 11/15/22	12,000	12,283
ERP Operating LP 4.625% 12/15/21	7,320	7,950
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,540
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,548
HRPT Properties Trust 6.65% 1/15/18	2,600	2,666
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,018
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,428
4.5% 1/15/25	1,964	1,920
4.5% 4/1/27	1,555	1,487
4.95% 4/1/24	1,915	1,939
5.25% 1/15/26	8,152	8,351
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,338
5% 12/15/23	1,073	1,102
Weingarten Realty Investors 3.375% 10/15/22	990	989
WP Carey, Inc.:
4% 2/1/25	7,432	7,157
4.6% 4/1/24	11,566	11,644
		134,968
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,579
4.1% 10/1/24	6,040	5,961
4.95% 4/15/18	4,806	4,985
5.7% 5/1/17	2,243	2,279
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,105
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,791
Essex Portfolio LP 3.875% 5/1/24	4,176	4,238
Liberty Property LP:
3.25% 10/1/26	3,443	3,277
3.375% 6/15/23	3,567	3,542
4.125% 6/15/22	2,421	2,512
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,589
3.15% 5/15/23	7,757	7,020
4.5% 4/18/22	1,473	1,486
Mid-America Apartments LP:
4% 11/15/25	1,797	1,818
4.3% 10/15/23	1,200	1,253
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,079
Tanger Properties LP:
3.125% 9/1/26	4,443	4,179
3.75% 12/1/24	4,213	4,216
3.875% 12/1/23	2,574	2,615
6.125% 6/1/20	4,725	5,246
Ventas Realty LP:
3.125% 6/15/23	2,242	2,197
4.125% 1/15/26	2,168	2,217
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,096
		103,280

TOTAL REAL ESTATE		238,248

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,372
4.8% 6/15/44	19,470	18,222
5.55% 8/15/41	27,220	28,102
5.875% 10/1/19	6,291	6,878
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	280
CenturyLink, Inc.:
5.15% 6/15/17	528	531
6% 4/1/17	1,320	1,338
6.15% 9/15/19	3,260	3,464
Embarq Corp. 7.995% 6/1/36	4,022	3,862
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,373
4.5% 9/15/20	60,362	64,430
5.012% 8/21/54	47,470	46,679
6.1% 4/15/18	6,019	6,367
		207,898
UTILITIES - 1.5%
Electric Utilities - 0.8%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,463
6.4% 9/15/20 (a)	11,231	12,581
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,123
7.375% 11/15/31	13,700	17,072
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	3,542
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,905
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,074
		68,760
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,894	2,935
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,617
		4,552
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	2,098	2,097
2.7% 6/15/21 (a)	2,065	2,051
3.55% 6/15/26 (a)	3,303	3,241
		7,389
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.1377% 9/30/66 (b)	12,726	9,786
3.6627% 6/30/66 (b)	3,654	3,347
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,596
5.95% 6/15/41	4,935	5,732
Puget Energy, Inc.:
5.625% 7/15/22	7,175	7,976
6% 9/1/21	6,916	7,784
6.5% 12/15/20	2,216	2,507
Sempra Energy 6% 10/15/39	5,958	7,031
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	3,481
		49,240

TOTAL UTILITIES		129,941

TOTAL NONCONVERTIBLE BONDS
(Cost $2,793,209)		2,792,226

U.S. Government and Government Agency Obligations - 31.7%
U.S. Treasury Inflation-Protected Obligations - 8.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$131,201	$125,065
1% 2/15/46	75,145	76,633
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	86,755	87,638
0.125% 4/15/20	86,703	87,458
0.375% 7/15/25	287,136	286,178
0.625% 1/15/26	93,386	94,601

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		757,573

U.S. Treasury Obligations - 23.1%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	143,924
2.875% 11/15/46	69,000	66,758
3% 5/15/45	168,359	166,721
3% 11/15/45	84,600	83,714
U.S. Treasury Notes:
0.5% 4/30/17	133,210	133,182
0.75% 4/15/18	74,800	74,531
0.875% 11/30/17	431,950	431,866
0.875% 3/31/18	74,900	74,792
1.25% 3/31/21	170,000	166,168
1.25% 10/31/21	590,217	572,931
1.625% 2/15/26	103,620	97,067
2% 8/15/25 (c)	27,857	27,052

TOTAL U.S. TREASURY OBLIGATIONS		2,038,706

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,838,599)		2,796,279

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
2.5% 6/1/31 to 3/1/43	678	672
2.795% 2/1/35 (b)	1,552	1,637
2.802% 6/1/36 (b)	98	102
3% 8/1/31 to 1/1/43	2,949	2,977
3% 12/1/46 (d)	500	497
3% 12/1/46 (d)	500	497
3% 12/1/46 (d)	700	696
3% 12/1/46 (d)	500	497
3.14% 7/1/37 (b)	168	178
3.5% 11/1/25 to 11/1/46	4,493	4,636
3.5% 12/1/46 (d)	700	718
4% 8/1/32 to 10/1/45	3,492	3,700
5.5% 4/1/39	619	710
6% 3/1/22	35	38

TOTAL FANNIE MAE		17,555

Freddie Mac - 0.1%
2.5% 7/1/31	90	90
3% 11/1/42 to 7/1/45	734	732
3% 12/1/46 (d)	100	99
3% 12/1/46 (d)	250	249
3% 12/1/46 (d)	100	99
3% 12/1/46 (d)	200	199
3.5% 3/1/45 to 5/1/46	2,297	2,365
3.849% 10/1/35 (b)	94	100
4% 6/1/33	1,201	1,277
4.5% 7/1/25 to 3/1/44	2,075	2,238
5% 1/1/41 to 7/1/41	1,337	1,474
5.5% 11/1/33 to 8/1/38	196	221
6% 7/1/37 to 8/1/37	488	552
6.5% 9/1/39	537	617

TOTAL FREDDIE MAC		10,312

Ginnie Mae - 0.1%
3% 12/20/42	268	273
3.5% 3/15/42 to 12/20/42	1,333	1,395
4% 11/20/40 to 11/20/41	1,121	1,199
4.5% 5/20/41	645	700
5% 4/15/40	1,038	1,152

TOTAL GINNIE MAE		4,719

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $32,499)		32,586

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (b)	$421	$400
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (b)	110	110
Airspeed Ltd. Series 2007-1A Class C1, 3.0382% 6/15/32 (a)(b)	4,458	1,206
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (b)	26	25
Series 2004-R2 Class M3, 1.359% 4/25/34 (b)	57	47
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	30	29
Series 2004-W7 Class M1, 1.359% 5/25/34 (b)	701	670
Series 2006-W4 Class A2C, 0.694% 5/25/36 (b)	706	239
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	17,698	17,770
Class AA, 2.487% 12/16/41 (a)	4,500	4,503
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (b)	1,140	722
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.8342% 3/25/32 (b)	16	16
Series 2004-3 Class M4, 2.047% 4/25/34 (b)	37	34
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	55	53
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (b)	25	21
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (b)	207	197
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.359% 3/25/34 (b)	3	3
Fremont Home Loan Trust Series 2005-A Class M4, 1.554% 1/25/35 (b)	220	120
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	777	649
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (a)(b)	280	260
Class B, 0.8182% 11/15/34 (a)(b)	102	91
Class C, 0.9182% 11/15/34 (a)(b)	168	148
Class D, 1.2882% 11/15/34 (a)(b)	80	69
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,007	4,946
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	6
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (b)	108	101
Series 2003-3 Class M1, 1.824% 8/25/33 (b)	244	236
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	913	671
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2846% 8/17/32 (a)(b)	3,002	3,012
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	5	5
Series 2006-A Class 2C, 2.0029% 3/27/42 (b)	1,605	809
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (b)	174	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (b)	44	39
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (b)	82	79
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	2	1
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	728	702
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	36	33
Series 2004-NC6 Class M3, 2.709% 7/25/34 (b)	313	308
Series 2004-NC8 Class M6, 2.409% 9/25/34 (b)	343	323
Series 2005-NC1 Class M1, 1.194% 1/25/35 (b)	121	113
Series 2005-NC2 Class B1, 2.289% 3/25/35 (b)	99	4
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	4,888	4,896
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (b)	903	855
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	337	322
Class M4, 2.709% 9/25/34 (b)	433	285
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (b)	234	225
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (b)	29	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (a)(b)	1,689	752
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	2,890	2,892
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	2,592	2,594
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,988	1,997
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	12,019	12,025
TOTAL ASSET-BACKED SECURITIES
(Cost $65,809)		65,681

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
CSMC Series 2014-3R:
Class 2A1, 1.2253% 5/27/37 (a)(b)	6,017	5,793
Class AA1, 0.8316% 5/27/37 (a)(b)	4,797	4,568
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (b)	204	199
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9717% 8/25/36 (b)	476	430
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	338	317
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	2,773	2,774
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.824% 7/25/35 (b)	412	398
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (a)(b)	148	105
Class B6, 3.379% 6/10/35 (a)(b)	196	111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	13	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (b)	29	29
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,302)		14,737

Commercial Mortgage Securities - 3.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (b)(e)	173	2
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	67	67
Series 2007-2 Class A4, 5.6373% 4/10/49 (b)	1,833	1,837
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	1,147	1,156
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (a)(b)	20	19
Series 2005-3A:
Class A2, 0.992% 11/25/35 (a)(b)	160	141
Class M1, 1.032% 11/25/35 (a)(b)	43	38
Class M2, 1.082% 11/25/35 (a)(b)	32	26
Class M3, 1.102% 11/25/35 (a)(b)	29	23
Class M4, 1.192% 11/25/35 (a)(b)	36	28
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	411	367
Class B1, 1.992% 1/25/36 (a)(b)	23	19
Class M1, 1.042% 1/25/36 (a)(b)	132	113
Class M2, 1.062% 1/25/36 (a)(b)	50	42
Class M3, 1.092% 1/25/36 (a)(b)	73	61
Class M4, 1.202% 1/25/36 (a)(b)	40	33
Class M5, 1.242% 1/25/36 (a)(b)	40	32
Class M6, 1.292% 1/25/36 (a)(b)	43	33
Series 2006-1:
Class A2, 0.952% 4/25/36 (a)(b)	79	70
Class M1, 0.972% 4/25/36 (a)(b)	48	42
Class M2, 0.992% 4/25/36 (a)(b)	50	43
Class M3, 1.012% 4/25/36 (a)(b)	43	36
Class M4, 1.112% 4/25/36 (a)(b)	25	20
Class M5, 1.152% 4/25/36 (a)(b)	24	19
Class M6, 1.232% 4/25/36 (a)(b)	48	38
Series 2006-2A:
Class M1, 0.902% 7/25/36 (a)(b)	69	58
Class M2, 0.922% 7/25/36 (a)(b)	49	40
Class M3, 0.942% 7/25/36 (a)(b)	41	33
Class M4, 1.012% 7/25/36 (a)(b)	47	37
Class M5, 1.062% 7/25/36 (a)(b)	34	27
Series 2006-3A Class M4, 1.022% 10/25/36 (a)(b)	22	17
Series 2006-4A:
Class A2, 0.862% 12/25/36 (a)(b)	1,207	1,022
Class M1, 0.882% 12/25/36 (a)(b)	97	64
Class M2, 0.902% 12/25/36 (a)(b)	65	40
Class M3, 0.932% 12/25/36 (a)(b)	66	36
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	252	227
Series 2007-2A:
Class A1, 0.862% 7/25/37 (a)(b)	757	666
Class A2, 0.912% 7/25/37 (a)(b)	708	575
Class M1, 0.962% 7/25/37 (a)(b)	242	189
Class M2, 1.002% 7/25/37 (a)(b)	158	121
Class M3, 1.082% 7/25/37 (a)(b)	123	84
Series 2007-3:
Class A2, 0.882% 7/25/37 (a)(b)	253	207
Class M1, 0.902% 7/25/37 (a)(b)	134	105
Class M2, 0.932% 7/25/37 (a)(b)	143	108
Class M3, 0.962% 7/25/37 (a)(b)	230	171
Class M4, 1.092% 7/25/37 (a)(b)	363	250
Class M5, 1.192% 7/25/37 (a)(b)	172	88
Series 2007-4A Class M1, 1.484% 9/25/37 (a)(b)	39	10
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (a)(b)	28	28
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.5346% 12/15/27 (a)(b)	2,372	2,367
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (b)	8,017	8,066
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	672	684
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	7,484	7,511
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	36	36
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,852	3,853
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (b)	84,989	85,694
Series 2007-CB19:
Class B, 5.7148% 2/12/49 (b)	93	20
Class C, 5.7148% 2/12/49 (b)	245	16
Class D, 5.7148% 2/12/49 (b)	161	0
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	9	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (b)	2,970	3,027
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8285% 6/12/50 (b)	3,876	3,916
Series 2008-C1 Class A4, 5.69% 2/12/51	1,583	1,619
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	26,366	26,476
Series 2007-7 Class A4, 5.7361% 6/12/50 (b)	4,245	4,288
Series 2007-8 Class A3, 5.873% 8/12/49 (b)	900	914
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (a)(b)	227	226
sequential payer Series 2007-IQ15 Class A4, 5.9061% 6/11/49 (b)	15,535	15,823
Series 2007-IQ14 Class A4, 5.692% 4/15/49	18,036	18,116
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,776
Class B, 4.181% 11/15/34 (a)	3,453	3,451
Class C, 5.205% 11/15/34 (a)	2,422	2,420
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	168	80
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	13,598	13,605
Series 2007-C31 Class A4, 5.509% 4/15/47	24,187	24,281
Series 2007-C32 Class A3, 5.7026% 6/15/49 (b)	16,017	16,179
Series 2007-C33 Class A4, 5.9588% 2/15/51 (b)	21,164	21,301
Series 2007-C32:
Class D, 5.7026% 6/15/49 (b)	823	247
Class E, 5.7026% 6/15/49 (b)	1,297	286
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $303,658)		282,786

Municipal Securities - 1.6%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	29,170	26,768
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	7,762	7,894
4.95% 6/1/23	10,235	10,608
5.1% 6/1/33	47,970	43,053
Series 2010-1, 6.63% 2/1/35	4,420	4,519
Series 2010-3:
6.725% 4/1/35	5,880	6,093
7.35% 7/1/35	3,010	3,270
Series 2010-5, 6.2% 7/1/21	3,205	3,402
Series 2011:
5.365% 3/1/17	195	197
5.665% 3/1/18	7,610	7,912
5.877% 3/1/19	18,645	19,808
Series 2013:
1.84% 12/1/16	4,160	4,160
3.14% 12/1/18	165	166
3.6% 12/1/19	4,135	4,138
TOTAL MUNICIPAL SECURITIES
(Cost $149,850)		141,988

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	8,151	8,207
Citizens Bank NA 2.3% 12/3/18	5,551	5,587
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	10,080
3.1% 6/4/20	8,842	8,937
8.7% 11/18/19	1,409	1,617
KeyBank NA 6.95% 2/1/28	1,344	1,645
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,009
PNC Bank NA 2.45% 11/5/20	9,934	9,962
Regions Bank 7.5% 5/15/18	18,321	19,710
TOTAL BANK NOTES
(Cost $71,387)		72,754
	Shares	Value (000s)

Fixed-Income Funds - 27.0%
Fidelity Mortgage Backed Securities Central Fund (f)	17,952,512	$1,945,155
Fidelity Specialized High Income Central Fund (f)	4,365,358	443,870
TOTAL FIXED-INCOME FUNDS
(Cost $2,409,084)		2,389,025
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	11,661
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.39% (g)
(Cost $130,321)	130,312,244	130,338
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.8%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $73,681)	73,682	73,681
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $8,894,324)		8,803,742
NET OTHER ASSETS (LIABILITIES) - 0.3%		30,393
NET ASSETS - 100%		$8,834,135

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/46	$(100)	$(99)
3% 12/1/46	(200)	(199)
3.5% 12/1/46	(600)	(616)
4% 12/1/46	(1,000)	(1,052)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,974)		$(1,966)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$71	$(137)	$(66)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	54	(108)	(54)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(99)	(228)	(327)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(99)	(196)	(295)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(131)	12	(119)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(131)	33	(98)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(46)	(50)	(96)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(67)	(32)	(99)
TOTAL BUY PROTECTION						(448)	(706)	(1,154)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	50	(1)	0	(1)

TOTAL CREDIT DEFAULT SWAPS						$(449)	$(706)	$(1,155)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $370,601,000 or 4.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,853,000.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$248
Fidelity Mortgage Backed Securities Central Fund	11,307
Fidelity Securities Lending Cash Central Fund	485
Fidelity Specialized High Income Central Fund	5,786
Total	$17,826

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,288,686	$11,307	$311,944	$1,945,155	29.1%
Fidelity Specialized High Income Central Fund	444,074	5,786	--	443,870	57.3%
Total	$2,732,760	$17,093	$311,944	$2,389,025

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,792,226	$--	$2,792,226	$--
U.S. Government and Government Agency Obligations	2,796,279	--	2,796,279	--
U.S. Government Agency - Mortgage Securities	32,586	--	32,586	--
Asset-Backed Securities	65,681	--	61,681	4,000
Collateralized Mortgage Obligations	14,737	--	14,521	216
Commercial Mortgage Securities	282,786	--	282,065	721
Municipal Securities	141,988	--	141,988	--
Bank Notes	72,754	--	72,754	--
Fixed-Income Funds	2,389,025	2,389,025	--	--
Preferred Securities	11,661	--	11,661	--
Money Market Funds	130,338	130,338	--	--
Cash Equivalents	73,681	--	73,681	--
Total Investments in Securities:	$8,803,742	$2,519,363	$6,279,442	$4,937
Derivative Instruments:
Assets
Swaps	$125	$--	$125	$--
Total Assets	$125	$--	$125	$--
Liabilities
Swaps	$(574)	$--	$(574)	$--
Total Liabilities	$(574)	$--	$(574)	$--
Total Derivative Instruments:	$(449)	$--	$(449)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,966)	$--	$(1,966)	$--
Total Other Financial Instruments:	$(1,966)	$--	$(1,966)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$73,681,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$73,681
$73,681

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $8,887,844,000. Net unrealized depreciation aggregated $84,102,000, of which $110,213,000 related to appreciated investment securities and $194,315,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Government Money Market Fund

November 30, 2016

GVM-QTLY-0117
1.9868905.100

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 26.3%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 26.3%
U.S. Treasury Bills
12/8/16 to 5/18/17	0.31 to 0.63%	$1,257,000,000	$1,255,457,496
U.S. Treasury Notes
12/31/16 to 10/31/18	0.40 to 0.66 (b)	276,000,000	276,671,417
TOTAL U.S. TREASURY DEBT
(Cost $1,532,128,913)			1,532,128,913

Variable Rate Demand Note - 0.4%
Arizona - 0.1%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) Series 2004, 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	2,600,000	2,600,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Remo Apts. Proj.) Series 2002, 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	4,100,000	4,100,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Village Square Apts. Proj.) Series 2004, 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	2,500,000	2,500,000
			9,200,000
New York - 0.2%
FNMA New York Hsg. Fin. Agcy. Rev. (Grace Towers Hsg. Proj.) Series 2004 A, 0.46% 12/7/16, LOC Freddie Mac, VRDN
12/7/16	0.46 (b)(c)	11,530,000	11,530,000
Texas - 0.1%
FNMA Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	5,180,000	5,180,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $25,910,000)			25,910,000

U.S. Government Agency Debt - 47.4%
Federal Agencies - 47.4%
Fannie Mae
1/30/17 to 1/11/18	0.51 to 0.85 (b)	30,000,000	30,005,976
Federal Home Loan Bank
12/1/16 to 12/5/17	0.28 to 0.81 (b)	2,706,190,000	2,705,113,731
Freddie Mac
1/12/18	0.84 (b)	25,000,000	25,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,760,119,707)			2,760,119,707

U.S. Government Agency Repurchase Agreement - 13.8%
	Maturity Amount	Value
In a joint trading account at 0.28% dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #	$499,082,851	$499,079,000
With:
BNP Paribas, S.A. at 0.43%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $4,090,040, 0% - 8.88%, 3/07/18 - 7/20/46)	4,002,867	4,000,000
Citibank NA at:
0.28%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $4,080,483, 1.13% - 3.75%, 5/31/19 - 11/15/45)	4,000,218	4,000,000
0.29%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $25,508,513, 2.25% - 4%, 5/15/21 - 11/15/45)	25,001,410	25,000,000
Deutsche Bank Securities, Inc. at 0.29%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $8,160,138, 1.63%, 2/15/26)	8,000,064	8,000,000
ING Financial Markets LLC at:
0.39%, dated 10/3/16 due 12/9/16 (Collateralized by U.S. Treasury Obligations valued at $2,045,839, 1.13%, 7/31/21)	2,001,452	2,000,000
0.42%, dated 11/1/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $4,085,115, 0.75%, 7/31/18)	4,002,940	4,000,000
0.43%, dated:
10/18/16 due 1/4/17:
(Collateralized by U.S. Government Obligations valued at $7,144,540, 2.38%, 1/13/22)	7,007,609	7,000,000
(Collateralized by U.S. Government Obligations valued at $9,185,287, 2.38% - 3.75%, 3/27/19 - 1/13/22)	9,009,890	9,000,000
10/19/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $11,225,941, 1.75% - 3.75%, 3/27/19 - 6/20/19)	11,012,088	11,000,000
10/20/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $10,208,816, 3.75%, 3/27/19)	10,010,989	10,000,000
0.44%, dated:
10/25/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $9,187,402, 3.75%, 3/27/19)	9,009,900	9,000,000
10/28/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $11,226,756, 1.75%, 6/20/19 - 9/12/19)	11,012,100	11,000,000
11/2/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $9,187,402, 3.75%, 3/27/19)	9,009,900	9,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.37%, dated 10/17/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $27,552,738, 4%, 7/20/46)	27,016,373	27,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
11/3/16 due 12/1/16 (Collateralized by U.S. Government Obligations valued at $7,142,166, 1.63% - 5%, 11/15/22 - 9/01/46)	7,002,123	7,000,000
11/4/16 due 1/5/17 (Collateralized by U.S. Government Obligations valued at $8,162,387, 2.3% - 3.5%, 10/01/26 - 7/01/46)	8,005,373	8,000,000
0.4%, dated:
11/10/16 due 1/9/17 (Collateralized by U.S. Government Obligations valued at $7,141,666, 2.32% - 5%, 9/01/28 - 10/01/46)	7,002,022	7,000,000
11/14/16 due 1/13/17 (Collateralized by U.S. Government Obligations valued at $4,080,771, 2% - 3.5%, 8/01/35 - 6/01/45)	4,002,667	4,000,000
0.44%, dated:
10/25/16 due 1/23/17 (Collateralized by U.S. Government Obligations valued at $7,143,229, 2% - 4%, 12/01/24 - 10/01/46)	7,007,700	7,000,000
11/17/16 due 1/17/17 (Collateralized by U.S. Government Obligations valued at $7,141,222, 1.63% - 4%, 11/15/22 - 11/20/46)	7,005,219	7,000,000
11/18/16 due 1/19/17 (Collateralized by U.S. Government Obligations valued at $9,182,103, 2% - 3.11%, 10/01/26 - 6/01/45)	9,006,820	9,000,000
0.47%, dated 11/30/16 due 2/1/17 (Collateralized by U.S. Government Obligations valued at $5,100,067, 2% - 3.22%, 12/01/24 - 9/01/46)	5,004,113	5,000,000
0.5%, dated 11/16/16 due 2/14/17 (Collateralized by U.S. Government Obligations valued at $4,080,850, 2% - 3.69%, 11/01/23 - 6/01/45)	4,005,000	4,000,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 11/7/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $9,273,179, 0.13%, 4/15/17)	9,011,375	9,000,000
RBC Capital Markets Corp. at:
0.36%, dated 10/3/16 due 12/1/16 (Collateralized by U.S. Government Obligations valued at $8,166,038, 0.88% - 5%, 4/01/27 - 12/01/46)	8,004,720	8,000,000
0.4%, dated 11/8/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $7,142,604, 0.88% - 5%, 4/01/27 - 12/01/46)	7,004,822	7,000,000
0.41%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $5,147,893, 0.87% - 4.5%, 4/01/27 - 12/01/46)	5,003,417	5,000,000
0.45%, dated 11/15/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $7,144,384, 0.88% - 5.5%, 4/01/27 - 12/01/46)	7,005,163	7,000,000
0.46%, dated 11/18/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $4,080,871, 0.88% - 4.5%, 4/01/27 - 12/01/46)	4,003,067	4,000,000
0.5%, dated 11/21/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,119,696, 0.87% - 4.5%, 4/01/27 - 12/01/46)	4,003,333	4,000,000
Royal Bank of Canada at:
0.29%, dated 11/25/16 due 12/2/16 (Collateralized by U.S. Government Obligations valued at $10,200,494, 3.5%, 4/20/46 - 6/20/46)	10,000,564	10,000,000
0.3%, dated 11/28/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $7,140,179, 1.63% - 6%, 6/30/20 - 4/20/46)	7,000,817	7,000,000
Wells Fargo Securities, LLC at:
0.28%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $25,750,401, 1.75% - 5.5%, 3/15/26 - 9/15/41)	25,001,361	25,000,000
0.29%, dated 11/30/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $4,120,033, 1.75%, 10/15/28)	4,000,226	4,000,000
0.42%, dated 9/7/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $17,527,364, 1.75%, 10/15/28)	17,017,850	17,000,000
0.5%, dated 11/8/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $3,090,987, 1.75%, 10/15/28)	3,002,458	3,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $807,079,000)		807,079,000

U.S. Treasury Repurchase Agreement - 11.0%
With:
Barclays Capital, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $10,224,397, 0% - 6.38%, 3/23/17 - 5/15/40)	10,000,078	10,000,000
BMO Capital Markets Corp. at 0.35%, dated 10/4/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $44,320,894, 1% - 3%, 5/31/18 - 11/15/45)	43,038,879	43,000,000
BMO Harris Bank NA at:
0.39%, dated 11/3/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,248,492, 2.63%, 1/31/18)	8,005,807	8,000,000
0.4%, dated 11/1/16 due 12/7/16:
(Collateralized by U.S. Treasury Obligations valued at $8,195,260, 1.38% - 2.5%, 7/31/17 - 5/15/24)	8,006,933	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,132,836, 2.38% - 3.63%, 7/31/17 - 2/15/20)	4,003,689	4,000,000
0.5%, dated 11/30/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,172,147, 2.13%, 5/15/25)	7,006,319	7,000,000
BNP Paribas, S.A. at:
0.31%, dated 11/22/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $16,478,550, 2% - 6.13%, 2/15/22 - 5/15/46)	16,003,031	16,000,000
0.36%, dated 10/12/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $38,797,159, 0% - 5.5%, 5/25/17 - 11/15/45)	38,024,320	38,000,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $38,821,145, 0.69% - 6.13%, 6/15/17 - 11/15/45)	38,038,000	38,000,000
0.41%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,393,521, 0% - 5.5%, 5/25/17 - 5/15/46)	16,010,933	16,000,000
0.45%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $31,763,383, 0% - 3.75%, 5/25/17 - 11/15/45)	31,034,875	31,000,000
0.5%, dated:
11/21/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $23,573,341, 0% - 8.5%, 4/30/17 - 5/15/46)	23,019,167	23,000,000
11/22/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $35,828,676, 0% - 8.5%, 2/02/17 - 2/15/43)	35,028,681	35,000,000
Commerz Markets LLC at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $116,283,718, 1.63%, 5/31/23)	114,001,013	114,000,000
Deutsche Bank Securities, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $22,440,216, 1.63%, 2/15/26)	22,000,171	22,000,000
Mizuho Securities U.S.A., Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $30,620,920, 1.63% - 1.88%, 11/30/21 - 5/31/23)	30,000,233	30,000,000
MUFG Securities EMEA PLC at:
0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $7,091,395, 2.63%, 11/15/20)	6,940,054	6,940,000
0.33%, dated 11/25/16 due 12/2/16 (Collateralized by U.S. Treasury Obligations valued at $5,139,900, 1.63% 5/15/26)	5,000,321	5,000,000
0.37%, dated 11/21/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $6,178,110, 2.63%, 8/15/20)	6,000,925	6,000,000
0.43%, dated 11/22/16 due 12/2/16 (Collateralized by U.S. Treasury Obligations valued at $6,136,869, 1.75% - 2.13%, 4/30/22 - 5/15/25)	6,000,717	6,000,000
0.75%, dated 12/1/16 due 1/17/17(d)	5,004,896	5,000,000
0.77%, dated 12/2/16 due 2/2/17(d)	4,005,304	4,000,000
Nomura Securities International, Inc. at 0.28%, dated:
11/28/16 due 12/5/16 (Collateralized by U.S. Treasury Obligations valued at $25,517,967, 1.63%, 6/30/20)	25,001,361	25,000,000
11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $97,004,699, 2.13%, 9/30/21)	95,005,172	95,000,000
RBC Capital Markets Corp. at:
0.38%, dated 11/7/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $5,101,448, 0.75% - 9.0%, 4/30/17 - 2/15/44)	5,003,167	5,000,000
0.43%, dated 10/21/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $6,123,283, 0% - 6.25%, 3/09/17 - 2/15/44)	6,006,450	6,000,000
0.5%, dated 11/29/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,142,699, 0.88% - 8.75%, 4/15/17 - 8/15/44)	7,006,417	7,000,000
RBS Securities, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $4,082,484, 0.39% - 1%, 4/30/17 - 9/15/17)	4,000,031	4,000,000
Royal Bank of Canada at 0.32%, dated 11/3/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $9,182,289, 1.38% - 3%, 10/31/17 - 5/15/45)	9,002,720	9,000,000
Wells Fargo Securities, LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $5,105,232, 0%, 2/23/17)	5,005,125	5,000,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $7,146,945, 0%, 2/23/17)	7,007,175	7,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $638,940,000)		638,940,000
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $5,764,177,620)		5,764,177,620
NET OTHER ASSETS (LIABILITIES) - 1.1%		62,583,835
NET ASSETS - 100%		$5,826,761,455

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$499,079,000 due 12/01/16 at 0.28%
BNP Paribas, S.A.	$67,124,580
BNY Mellon Capital Markets LLC	11,249,930
Bank of America NA	49,474,690
Citibank NA	24,999,843
Credit Agricole CIB New York Branch	44,324,722
Credit Suisse Securities (USA) LLC	32,381,922
ING Financial Markets LLC	2,499,984
J.P. Morgan Securities, Inc.	98,499,384
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,999,937
Mizuho Securities USA, Inc.	44,999,718
RBC Dominion Securities, Inc.	13,949,913
Royal Bank of Canada	24,499,847
Societe Generale	6,249,961
Wells Fargo Bank, NA	14,374,910
Wells Fargo Securities LLC	54,449,659
$499,079,000

Income Tax Information

At November 30, 2016 the cost for Federal Income Tax Purposes was $5,764,177,620.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

November 30, 2016

LIG-QTLY-0117
1.873111.108

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.9%
General Motors Co.:
3.5% 10/2/18	$15,850,000	$16,142,623
5.2% 4/1/45	9,418,000	8,912,122
6.25% 10/2/43	2,624,000	2,824,041
6.6% 4/1/36	11,647,000	13,067,946
6.75% 4/1/46	19,526,000	22,464,624
General Motors Financial Co., Inc.:
2.625% 7/10/17	5,075,000	5,106,216
3.2% 7/13/20	26,000,000	25,966,226
3.25% 5/15/18	8,305,000	8,386,879
3.5% 7/10/19	18,875,000	19,189,571
4.2% 3/1/21	27,410,000	28,154,346
4.25% 5/15/23	9,285,000	9,308,045
4.375% 9/25/21	41,737,000	43,157,477
4.75% 8/15/17	8,785,000	8,974,343
		211,654,459
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,735,146
4.25% 6/15/23	18,902,000	19,966,617
		22,701,763
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,821,096
3.7% 1/30/26	12,567,000	12,735,561
4.7% 12/9/35	6,487,000	6,745,358
4.875% 12/9/45	10,181,000	10,757,743
		35,059,758
Media - 1.9%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,312,533
6.15% 2/15/41	23,925,000	28,237,170
7.75% 12/1/45	10,133,000	14,146,691
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	26,167,000	27,157,683
4.908% 7/23/25 (a)	25,893,000	26,991,588
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,583,060
6.35% 6/1/40	10,151,000	10,515,502
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	31,503,857
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	39,189,318
4.5% 9/15/42	37,419,000	32,939,796
5.5% 9/1/41	14,842,000	14,769,794
5.85% 5/1/17	7,927,000	8,066,927
5.875% 11/15/40	9,556,000	9,919,759
6.55% 5/1/37	40,036,000	44,821,183
6.75% 7/1/18	23,280,000	24,943,216
7.3% 7/1/38	30,237,000	35,958,022
8.25% 4/1/19	42,627,000	48,102,396
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,608,637
6.2% 3/15/40	15,555,000	17,625,682
6.5% 11/15/36	6,573,000	7,926,808
Viacom, Inc. 2.5% 9/1/18	3,555,000	3,578,442
		449,898,064

TOTAL CONSUMER DISCRETIONARY		719,314,044

CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	51,304,549
3.3% 2/1/23	55,080,000	55,692,214
4.7% 2/1/36	52,149,000	54,510,150
4.9% 2/1/46	59,642,000	63,657,517
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	16,792,000	17,532,259
		242,696,689
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	23,439,701
3.5% 7/20/22	13,624,000	13,979,137
4% 12/5/23	18,015,000	18,768,585
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,322,155
2.7% 11/18/19	14,218,000	14,412,019
		76,921,597
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,539,012
9.25% 8/6/19	1,547,000	1,835,516
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,321,276
2.95% 7/21/20 (a)	24,400,000	24,595,517
3.75% 7/21/22 (a)	56,649,000	57,970,621
4.25% 7/21/25 (a)	25,864,000	26,584,416
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,561,303
3.25% 6/12/20	5,106,000	5,247,574
4% 6/12/22	17,554,000	18,476,322
4.45% 6/12/25	12,732,000	13,469,705
5.7% 8/15/35	6,607,000	7,557,820
5.85% 8/15/45	50,684,000	59,873,465
6.15% 9/15/43	11,136,000	13,462,054
7.25% 6/15/37	15,680,000	20,391,511
		305,886,112

TOTAL CONSUMER STAPLES		625,504,398

ENERGY - 8.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	2,998,478
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,285,746
6.5% 4/1/20	2,078,000	2,285,644
Ensco PLC:
5.2% 3/15/25	32,677,000	26,468,370
5.75% 10/1/44	12,542,000	8,215,010
Halliburton Co.:
3.8% 11/15/25	12,900,000	12,937,694
4.85% 11/15/35	11,266,000	11,492,244
5% 11/15/45	15,435,000	15,750,399
Noble Holding International Ltd.:
5.25% 3/16/18	1,918,000	1,901,218
7.2% 4/1/25 (b)	32,232,000	25,463,280
8.2% 4/1/45 (b)	11,807,000	7,866,414
Transocean, Inc. 6.8% 12/15/16 (b)	13,734,000	13,752,500
		143,416,997
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Finance Co. 7.5% 5/1/31	18,508,000	22,919,659
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,695,398
5.55% 3/15/26	16,886,000	18,423,437
6.375% 9/15/17	7,930,000	8,238,239
6.6% 3/15/46	22,900,000	26,656,516
BP Capital Markets PLC:
2.315% 2/13/20	51,007,000	50,983,741
3.535% 11/4/24	26,060,000	26,265,561
3.814% 2/10/24	22,007,000	22,732,395
4.5% 10/1/20	9,929,000	10,654,601
4.742% 3/11/21	12,000,000	13,026,588
Canadian Natural Resources Ltd.:
1.75% 1/15/18	10,142,000	10,101,178
5.85% 2/1/35	11,807,000	12,052,668
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	28,247,676
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,923,047
3.3% 6/1/20	23,925,000	24,249,662
4.5% 6/1/25	7,318,000	7,594,950
5.8% 6/1/45	9,183,000	10,293,959
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	13,942,094
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,493,640
5.35% 3/15/20 (a)	39,799,000	41,465,782
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,434,540
2.7% 4/1/19	2,202,000	2,188,238
3.875% 3/15/23	38,871,000	37,296,725
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	7,763,770
El Paso Corp. 6.5% 9/15/20	21,920,000	24,487,490
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,323,619
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,004,542
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,809,372
3.9% 5/15/24 (b)	7,314,000	6,789,842
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,692,700
4.375% 10/15/20	16,600,000	17,338,119
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,241,276
5.5% 12/1/46	9,479,000	9,661,803
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,035,713
3.75% 2/15/25	16,764,000	16,753,154
Kinder Morgan Energy Partners LP:
3.95% 9/1/22	17,841,000	18,138,731
6.55% 9/15/40	2,324,000	2,428,229
Kinder Morgan, Inc. 3.05% 12/1/19	4,300,000	4,354,154
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,450,290
Motiva Enterprises LLC 5.75% 1/15/20 (a)	6,844,000	7,434,617
MPLX LP 4% 2/15/25	3,838,000	3,647,344
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,195,900
Petro-Canada 6.05% 5/15/18	2,920,000	3,087,325
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	61,276,591
4.875% 3/17/20	47,054,000	46,028,223
5.625% 5/20/43	47,507,000	33,919,998
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	81,955,000	79,783,193
5.75% 1/20/20	37,518,000	37,611,795
7.875% 3/15/19	4,115,000	4,423,625
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,524,520
3.5% 7/18/18	34,560,000	34,905,600
3.5% 7/23/20	22,730,000	22,066,284
3.5% 1/30/23	28,927,000	25,687,176
4.5% 1/23/26	25,619,000	22,716,367
4.625% 9/21/23 (a)	51,115,000	47,970,916
4.875% 1/24/22	17,019,000	16,559,487
4.875% 1/18/24	25,208,000	23,614,854
5.5% 1/21/21	41,149,000	41,683,937
5.5% 6/27/44	29,591,000	22,888,639
5.625% 1/23/46	24,828,000	19,298,804
6% 3/5/20	10,740,000	11,196,450
6.375% 1/23/45	22,458,000	19,062,350
6.5% 6/2/41	47,555,000	41,862,667
6.75% 9/21/47 (a)	59,102,000	51,839,546
6.875% 8/4/26 (a)	20,000,000	20,466,000
8% 5/3/19	13,934,000	15,153,225
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,761,265
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,085,879
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	23,893,607
3.85% 10/15/23	20,000,000	19,506,780
6.125% 1/15/17	5,000,000	5,027,410
Shell International Finance BV 3.25% 5/11/25	15,780,000	15,715,665
Southwestern Energy Co.:
5.8% 1/23/20 (b)	18,075,000	18,436,500
6.7% 1/23/25 (b)	13,262,000	13,129,380
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	15,996,323
Spectra Energy Partners LP:
2.95% 9/25/18	4,862,000	4,933,739
4.6% 6/15/21	4,954,000	5,266,097
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,113,106
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,128,995
4.55% 6/24/24	86,182,000	84,027,450
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,257,855
4.65% 7/1/26	5,606,000	5,671,596
5.375% 6/1/21	39,434,000	42,078,760
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,263,650
3.9% 1/15/25	6,023,000	5,784,074
4% 11/15/21	7,970,000	8,104,079
4.125% 11/15/20	4,302,000	4,399,522
4.3% 3/4/24	17,006,000	16,911,753
4.5% 11/15/23	8,697,000	8,803,904
		1,744,355,920

TOTAL ENERGY		1,887,772,917

FINANCIALS - 15.1%
Banks - 7.3%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	24,345,000	24,475,733
5.75% 9/26/23 (a)	25,847,000	25,976,235
Bank of America Corp.:
2.25% 4/21/20	682,000	675,703
2.6% 1/15/19	45,756,000	46,159,431
3.3% 1/11/23	1,820,000	1,821,321
3.5% 4/19/26	25,446,000	25,143,218
3.875% 8/1/25	14,423,000	14,663,576
3.95% 4/21/25	36,572,000	36,212,241
4% 1/22/25	58,937,000	58,822,426
4.1% 7/24/23	35,172,000	36,746,299
4.2% 8/26/24	36,930,000	37,498,981
4.25% 10/22/26	24,664,000	24,801,502
5.65% 5/1/18	16,400,000	17,233,497
5.75% 12/1/17	32,792,000	34,067,937
5.875% 1/5/21	9,805,000	10,954,538
Barclays PLC:
2.75% 11/8/19	20,644,000	20,567,535
3.25% 1/12/21	24,010,000	23,847,092
4.375% 1/12/26	32,341,000	32,282,786
Citigroup, Inc.:
1.85% 11/24/17	50,965,000	51,108,212
2.4% 2/18/20	81,119,000	80,901,195
4.05% 7/30/22	10,740,000	11,082,069
4.4% 6/10/25	52,520,000	53,577,280
5.5% 9/13/25	11,022,000	12,052,634
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,694,307
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	27,321,282
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,266,849
3.75% 3/26/25	26,750,000	25,630,004
3.8% 9/15/22	38,070,000	38,052,069
3.8% 6/9/23	42,579,000	41,717,584
Discover Bank:
4.2% 8/8/23	35,498,000	36,823,886
7% 4/15/20	9,043,000	10,065,854
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,652,592
8.25% 3/1/38	12,528,000	17,640,176
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,860,282
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,244,049
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,510,632
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,103,370
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	33,304,563
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,674,188
2.2% 10/22/19	22,906,000	22,976,001
2.35% 1/28/19	21,611,000	21,777,189
2.95% 10/1/26	14,648,000	13,948,983
3.25% 9/23/22	53,888,000	54,510,353
3.875% 9/10/24	52,753,000	53,311,232
4.125% 12/15/26	60,973,000	62,418,609
4.25% 10/15/20	40,500,000	42,978,479
4.35% 8/15/21	37,606,000	40,248,912
4.625% 5/10/21	10,326,000	11,119,140
4.95% 3/25/20	8,235,000	8,888,472
Rabobank Nederland 4.375% 8/4/25	39,970,000	40,660,282
Regions Bank 6.45% 6/26/37	40,184,000	44,623,287
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,283,439
Royal Bank of Canada 4.65% 1/27/26	27,981,000	29,273,163
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	41,459,988
6% 12/19/23	30,612,000	31,005,976
6.1% 6/10/23	35,599,000	36,137,008
6.125% 12/15/22	71,538,000	74,070,016
Royal Bank Scotland Group PLC 5.125% 5/28/24	45,938,000	44,597,621
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,097,043
5.75% 2/1/18	4,000,000	4,181,664
		1,712,799,985
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	27,259,335
4.25% 2/15/24	23,736,000	23,927,170
Credit Suisse AG 6% 2/15/18	27,227,000	28,347,554
Deutsche Bank AG 4.5% 4/1/25	67,755,000	60,958,564
Deutsche Bank AG London Branch:
1.875% 2/13/18	51,007,000	50,352,019
2.85% 5/10/19	46,140,000	45,582,167
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	80,173,200
2.55% 10/23/19	24,803,000	24,958,440
2.6% 4/23/20	20,000,000	20,019,260
2.625% 1/31/19	94,162,000	95,142,603
2.9% 7/19/18	39,857,000	40,447,561
5.25% 7/27/21	17,979,000	19,779,040
6% 6/15/20	16,000,000	17,802,016
IntercontinentalExchange, Inc.:
2.75% 12/1/20	8,512,000	8,584,878
3.75% 12/1/25	15,218,000	15,597,121
Lazard Group LLC:
4.25% 11/14/20	20,221,000	21,194,136
6.85% 6/15/17	1,877,000	1,929,774
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,627,461
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,165,321
2.125% 4/25/18	26,580,000	26,663,089
2.8% 6/16/20	40,000,000	40,324,840
3.75% 2/25/23	29,016,000	29,811,387
4.1% 5/22/23	20,000,000	20,478,740
4.875% 11/1/22	39,633,000	42,618,712
5% 11/24/25	6,349,000	6,776,288
5.625% 9/23/19	16,919,000	18,378,433
5.75% 1/25/21	26,624,000	29,596,277
7.3% 5/13/19	22,127,000	24,720,793
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,558,310
3.85% 9/29/24	18,774,000	19,094,134
UBS AG Stamford Branch 1.375% 6/1/17	19,567,000	19,567,548
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	28,003,981
		932,440,152
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21	5,650,000	5,946,625
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,393,800
3.85% 11/21/22	38,277,000	38,732,764
3.95% 11/6/24	16,412,000	16,205,307
5.2% 4/27/22	16,852,000	18,160,878
6.45% 6/12/17	16,773,000	17,179,158
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,378,390
2.875% 10/1/18	27,070,000	27,359,757
Hyundai Capital America:
1.45% 2/6/17 (a)	29,291,000	29,299,407
2.125% 10/2/17 (a)	8,655,000	8,685,206
2.875% 8/9/18 (a)	12,509,000	12,659,696
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,485,757
3% 8/15/19	8,044,000	8,155,707
3.75% 8/15/21	12,146,000	12,510,939
4.25% 8/15/24	12,226,000	12,410,344
		261,563,735
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	33,362,000	32,173,379
3.85% 2/1/25	22,346,000	21,880,309
3.875% 8/15/22	17,670,000	17,995,481
4.125% 6/15/26	10,088,000	10,008,406
		82,057,575
Insurance - 2.4%
ACE INA Holdings, Inc. 2.875% 11/3/22	15,579,000	15,705,065
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,095,960
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,840,981
3.3% 3/1/21	11,928,000	12,230,888
3.875% 1/15/35	29,736,000	27,689,747
4.875% 6/1/22	26,181,000	28,501,684
Aon Corp. 5% 9/30/20	5,687,000	6,138,673
Five Corners Funding Trust 4.419% 11/15/23 (a)	24,590,000	25,828,598
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (a)(b)	11,133,000	9,518,715
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,448,731
5.375% 3/15/17	546,000	551,898
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	25,294,537
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,276,188
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	49,265,000	44,022,662
MetLife, Inc.:
1.903% 12/15/17 (b)	5,102,000	5,120,842
3.048% 12/15/22 (b)	21,302,000	21,330,076
4.75% 2/8/21	6,004,000	6,547,122
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	23,049,941
3% 1/10/23 (a)	15,204,000	15,257,351
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	11,401,000	16,585,058
Pacific LifeCorp:
5.125% 1/30/43 (a)	30,812,000	31,087,336
6% 2/10/20 (a)	20,895,000	22,650,890
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,562,165
5.375% 5/15/45 (b)	27,275,000	27,825,955
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,936,429
7.375% 6/15/19	3,820,000	4,300,357
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	31,505,170
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,191,038
4.125% 11/1/24 (a)	10,239,000	10,350,062
Unum Group:
3.875% 11/5/25	25,368,000	24,689,913
5.625% 9/15/20	18,528,000	20,189,721
5.75% 8/15/42	40,693,000	42,874,796
		575,198,549

TOTAL FINANCIALS		3,564,059,996

HEALTH CARE - 1.9%
Biotechnology - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,722,193
2.9% 11/6/22	25,191,000	24,829,408
4.5% 5/14/35	36,362,000	35,459,822
		85,011,423
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	7,549,000	7,682,413
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	39,308,600
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,627,423
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	4,042,381
3.35% 7/15/22	9,392,000	9,676,437
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,920,022
		85,574,863
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	4,078,000	4,111,778
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,533,088
3.45% 3/15/22	25,461,000	25,841,133
Mylan N.V.:
2.5% 6/7/19 (a)	12,126,000	12,068,256
3.15% 6/15/21 (a)	24,804,000	24,393,593
3.95% 6/15/26 (a)	32,112,000	30,065,277
Perrigo Co. PLC 2.3% 11/8/18	7,532,000	7,539,615
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,147,532
3.9% 12/15/24	19,061,000	18,585,237
4.9% 12/15/44	3,975,000	3,630,487
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	16,651,501
2.8% 7/21/23	27,416,000	25,810,546
3.15% 10/1/26	14,782,000	13,671,487
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	8,155,000	8,170,079
3.25% 10/1/22	15,000,000	14,999,085
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,877,941
3.25% 2/1/23	33,171,000	32,856,771
		266,841,628

TOTAL HEALTH CARE		449,222,105

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	15,965,558
6.375% 6/1/19 (a)	9,485,000	10,372,625
		26,338,183
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 8/2/20	619,991	653,315
6.648% 3/15/19	577,168	585,104
6.795% 2/2/20	46,365	48,104
6.9% 7/2/19	183,015	184,625
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,844,141	1,881,023
8.36% 1/20/19	3,735,867	3,847,943
		7,200,114
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,956,055
2.625% 9/4/18	24,956,000	25,149,284
3.375% 6/1/21	12,831,000	13,035,860
3.75% 2/1/22	25,484,000	26,253,489
3.875% 4/1/21	22,238,000	23,127,520
4.25% 9/15/24	19,743,000	20,059,026
4.75% 3/1/20	19,421,000	20,626,423
		140,207,657
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,985,601

TOTAL INDUSTRIALS		176,731,555

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	7,717,000	7,838,520
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,995,984
6.55% 10/1/17	3,075,000	3,204,839
		16,039,343
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 6.6% 10/15/45 (a)	25,046,000	24,534,410

TOTAL INFORMATION TECHNOLOGY		40,573,753

MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,921,502
4.25% 11/15/20	6,609,000	7,006,730
		27,928,232
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,777,922
6.75% 10/19/75 (a)(b)	24,962,000	27,676,618
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	22,911,000	23,126,936
4.875% 11/4/44 (a)	10,724,000	10,198,835
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	16,363,988
Vale Overseas Ltd. 4.375% 1/11/22	22,000,000	21,835,000
		109,979,299

TOTAL MATERIALS		137,907,531

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,797,728
4.6% 4/1/22	7,545,000	7,996,817
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,384,701
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	12,902,549
4.2% 12/15/23	20,000,000	21,088,560
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	27,777,653
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,850,284
4.25% 1/15/24	20,255,000	20,964,796
Corporate Office Properties LP 5% 7/1/25	12,342,000	12,639,924
DDR Corp.:
3.625% 2/1/25	12,010,000	11,580,835
4.25% 2/1/26	9,452,000	9,453,172
4.625% 7/15/22	19,208,000	20,325,617
4.75% 4/15/18	21,321,000	21,993,763
7.5% 4/1/17	9,638,000	9,816,727
Duke Realty LP:
3.25% 6/30/26	3,624,000	3,502,364
3.625% 4/15/23	22,930,000	23,225,430
3.75% 12/1/24	9,068,000	9,179,174
3.875% 10/15/22	20,422,000	21,274,026
4.375% 6/15/22	13,477,000	14,374,528
6.5% 1/15/18	12,019,000	12,627,654
6.75% 3/15/20	1,066,000	1,199,154
Equity One, Inc. 3.75% 11/15/22	30,646,000	31,369,429
ERP Operating LP:
2.375% 7/1/19	14,895,000	15,016,573
4.625% 12/15/21	31,142,000	33,820,555
4.75% 7/15/20	31,427,000	33,789,619
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,399,454
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,271,321
4% 6/1/25	16,821,000	17,175,671
4.7% 9/15/17	3,736,000	3,823,437
HRPT Properties Trust:
6.25% 6/15/17	861,000	862,041
6.65% 1/15/18	3,483,000	3,571,872
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,787,508
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	29,343,444
4.5% 1/15/25	7,527,000	7,357,146
4.5% 4/1/27	73,646,000	70,435,771
4.95% 4/1/24	7,519,000	7,613,409
5.25% 1/15/26	29,837,000	30,563,710
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,414,432
5% 12/15/23	4,225,000	4,338,027
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,627,169
WP Carey, Inc. 4% 2/1/25	30,215,000	29,096,320
		636,632,364
Real Estate Management & Development - 2.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,638,323
4.1% 10/1/24	24,424,000	24,104,852
4.55% 10/1/29	22,620,000	22,128,988
4.95% 4/15/18	19,325,000	20,043,407
5.7% 5/1/17	6,890,000	6,999,310
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,649,275
3.95% 7/1/22	17,850,000	18,432,642
4.75% 10/1/25	18,728,000	19,541,657
5.25% 3/15/21	10,656,000	11,603,681
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,192,412
Liberty Property LP:
3.25% 10/1/26	9,331,000	8,881,852
3.375% 6/15/23	12,723,000	12,632,476
3.75% 4/1/25	17,751,000	17,827,454
4.125% 6/15/22	11,558,000	11,990,246
4.4% 2/15/24	32,513,000	34,001,315
4.75% 10/1/20	17,245,000	18,348,732
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,333,282
3.15% 5/15/23	41,165,000	37,254,449
4.5% 4/18/22	7,126,000	7,190,733
Mid-America Apartments LP:
4% 11/15/25	6,179,000	6,252,635
4.3% 10/15/23	5,535,000	5,779,143
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,514,696
Tanger Properties LP:
3.125% 9/1/26	12,233,000	11,506,103
3.75% 12/1/24	17,037,000	17,051,141
3.875% 12/1/23	10,722,000	10,892,415
6.125% 6/1/20	24,577,000	27,285,385
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,268,420
3.5% 2/1/25	8,762,000	8,631,052
4.125% 1/15/26	8,443,000	8,634,107
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,608,974
4% 4/30/19	8,644,000	8,979,188
4.25% 3/1/22	5,600,000	5,940,166
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,078,080
		505,216,591

TOTAL REAL ESTATE		1,141,848,955

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	10,104,000	10,111,588
AT&T, Inc.:
2.45% 6/30/20	18,005,000	17,822,969
3% 6/30/22	46,645,000	45,741,067
3.4% 5/15/25	51,500,000	49,491,449
3.6% 2/17/23	32,901,000	32,915,575
4.75% 5/15/46	32,278,000	30,068,506
4.8% 6/15/44	13,400,000	12,540,846
5.875% 10/1/19	16,408,000	17,939,818
6.3% 1/15/38	40,737,000	45,725,042
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	243,579
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	1,992,915
6% 4/1/17	4,959,000	5,027,186
6.15% 9/15/19	12,036,000	12,788,250
Embarq Corp. 7.995% 6/1/36	2,780,000	2,669,078
Verizon Communications, Inc.:
2.625% 2/21/20	36,216,000	36,458,683
4.5% 9/15/20	64,976,000	69,354,538
5.012% 8/21/54	41,944,000	41,245,423
		432,136,512
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	15,886,799

TOTAL TELECOMMUNICATION SERVICES		448,023,311

UTILITIES - 3.2%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,664,005
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	16,943,360
6.4% 9/15/20 (a)	34,900,000	39,095,189
Edison International 3.75% 9/15/17	9,811,000	9,987,382
Eversource Energy:
1.45% 5/1/18	7,067,000	7,035,863
2.8% 5/1/23	32,099,000	31,398,183
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,071,745
2.85% 6/15/20	7,468,000	7,562,836
FirstEnergy Corp.:
2.75% 3/15/18	61,557,000	62,045,947
4.25% 3/15/23	66,372,000	68,735,175
7.375% 11/15/31	30,718,000	38,279,174
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	18,810,090
IPALCO Enterprises, Inc. 3.45% 7/15/20	42,035,000	42,560,438
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,328,391
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,236,790
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,035,912
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	4,969,534
PG&E Corp. 2.4% 3/1/19	3,334,000	3,354,824
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,582,993
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,343,991
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,922,728
		462,964,550
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,827,000	2,866,728
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,118,368
Texas Eastern Transmission LP 6% 9/15/17 (a)	12,691,000	13,081,781
		23,066,877
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	5,956,000	5,954,577
2.7% 6/15/21 (a)	5,862,000	5,821,734
3.55% 6/15/26 (a)	9,377,000	9,200,300
		20,976,611
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	29,167,176
Dominion Resources, Inc.:
3.1377% 9/30/66 (b)	66,502,000	51,140,038
3.6627% 6/30/66 (b)	7,991,000	7,319,756
NiSource Finance Corp.:
5.45% 9/15/20	21,013,000	22,955,799
5.8% 2/1/42	11,523,000	13,434,562
5.95% 6/15/41	21,763,000	25,276,789
6.4% 3/15/18	4,848,000	5,118,911
6.8% 1/15/19	6,774,000	7,420,958
Puget Energy, Inc.:
6% 9/1/21	26,400,000	29,713,332
6.5% 12/15/20	8,451,000	9,562,340
Sempra Energy:
2.3% 4/1/17	24,264,000	24,324,442
2.875% 10/1/22	9,886,000	9,850,143
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	13,102,000	11,398,740
		246,682,986

TOTAL UTILITIES		753,691,024

TOTAL NONCONVERTIBLE BONDS
(Cost $9,857,635,809)		9,944,649,589

U.S. Government and Government Agency Obligations - 23.6%
U.S. Treasury Inflation-Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$133,138,965	$126,912,537
1% 2/15/46	82,940,088	84,582,213
1.375% 2/15/44	265,483,015	293,262,278
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	364,659,477	358,686,939
0.125% 7/15/26	229,329,368	222,681,538
0.25% 1/15/25	25,482,750	25,100,195
0.375% 7/15/25	334,871,729	333,754,488
0.625% 1/15/26	203,212,000	205,855,226

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,650,835,414

U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
2.875% 11/15/46	440,165,000	425,859,638
3% 5/15/45 (c)	226,184,000	223,983,908
3% 11/15/45	197,310,000	195,244,362
U.S. Treasury Notes:
1% 5/15/18	395,283,000	395,128,444
1.25% 3/31/21	551,847,000	539,408,920
1.25% 10/31/21	1,047,176,000	1,016,496,887
1.375% 4/30/21	143,110,000	140,493,806
1.5% 8/15/26	132,830,000	122,468,197
1.75% 12/31/20 (c)	345,223,000	345,357,982
1.75% 11/30/21	200,000,000	199,070,400
2% 11/15/26	333,770,000	322,361,741

TOTAL U.S. TREASURY OBLIGATIONS		3,925,874,285

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,665,666,646)		5,576,709,699

U.S. Government Agency - Mortgage Securities - 30.7%
Fannie Mae - 19.9%
2.38% 1/1/35 (b)	6,488	6,705
2.408% 1/1/35 (b)	447,409	462,374
2.415% 10/1/33 (b)	61,841	63,778
2.439% 2/1/33 (b)	22,543	23,267
2.445% 3/1/35 (b)	79,666	82,404
2.459% 12/1/34 (b)	188,737	195,127
2.5% 8/1/29 to 4/1/43	69,684,224	69,271,910
2.5% 12/1/31 (d)	107,000,000	107,409,607
2.5% 10/1/34 (b)	2,958	3,041
2.53% 1/1/35 (b)	318,705	331,460
2.532% 7/1/35 (b)	64,945	67,288
2.54% 6/1/42 (b)	2,467,231	2,557,711
2.566% 10/1/33 (b)	55,881	57,796
2.57% 4/1/37 (b)	180,128	187,582
2.6% 6/1/47 (b)	205,960	217,231
2.615% 12/1/34 (b)	18,309	19,093
2.615% 10/1/35 (b)	40,037	41,471
2.666% 3/1/40 (b)	752,309	793,687
2.685% 12/1/39 (b)	416,695	440,906
2.69% 3/1/37 (b)	56,890	59,540
2.691% 7/1/35 (b)	314,774	330,811
2.695% 2/1/42 (b)	2,640,642	2,743,829
2.728% 3/1/33 (b)	170,029	177,518
2.73% 7/1/34 (b)	118,452	123,165
2.761% 6/1/36 (b)	572,612	605,385
2.761% 1/1/42 (b)	2,113,492	2,198,363
2.786% 10/1/33 (b)	238,399	251,694
2.798% 12/1/33 (b)	1,593,601	1,680,384
2.8% 5/1/36 (b)	355,540	374,625
2.802% 6/1/36 (b)	243,673	254,495
2.815% 9/1/36 (b)	77,491	80,927
2.822% 11/1/36 (b)	470,575	494,318
2.833% 3/1/35 (b)	137,579	145,257
2.861% 9/1/36 (b)	154,830	161,947
2.943% 9/1/41 (b)	1,464,359	1,521,087
2.964% 5/1/35 (b)	387,923	406,911
2.969% 5/1/36 (b)	248,833	262,507
2.972% 5/1/35 (b)	136,234	144,803
2.973% 11/1/40 (b)	1,234,677	1,299,999
2.975% 10/1/41 (b)	743,391	772,688
2.985% 7/1/34 (b)	426,595	452,333
3% 12/1/26 to 9/1/46	444,634,744	447,043,058
3% 12/1/46 (d)	86,900,000	86,445,131
3% 12/1/46 (d)	10,650,000	10,594,254
3% 12/1/46 (d)	128,000,000	127,329,997
3% 12/1/46 (d)	78,900,000	78,487,006
3% 12/1/46 (d)	39,900,000	39,691,147
3% 12/1/46 (d)	306,690,000	305,084,662
3% 12/1/46 (d)	96,210,000	95,706,398
3% 12/1/46 (d)	23,600,000	23,476,468
3% 12/1/46 (d)	96,210,000	95,706,398
3% 12/1/46 (d)	107,290,000	106,728,401
3% 12/1/46 (d)	199,400,000	198,356,261
3% 12/1/46 (d)	102,800,000	102,261,904
3% 12/1/46 (d)	64,650,000	64,311,596
3% 12/1/46 (d)	63,850,000	63,515,784
3.032% 8/1/41 (b)	1,647,561	1,705,510
3.059% 9/1/35 (b)	117,370	121,583
3.065% 9/1/41 (b)	600,222	638,505
3.138% 9/1/36 (b)	447,261	471,101
3.14% 7/1/37 (b)	237,825	252,794
3.236% 7/1/41 (b)	2,277,093	2,394,857
3.352% 10/1/41 (b)	1,265,955	1,323,284
3.468% 12/1/40 (b)	19,448,248	20,434,675
3.5% 9/1/25 to 11/1/46	887,690,634	915,802,508
3.5% 12/1/46 (d)	17,850,000	18,311,590
3.5% 12/1/46 (d)	2,500,000	2,564,649
3.5% 12/1/46 (d)	15,650,000	16,054,700
3.5% 12/1/46 (d)	36,000,000	36,930,938
3.5% 12/1/46 (d)	19,500,000	20,004,258
3.5% 12/1/46 (d)	33,400,000	34,263,704
3.5% 12/1/46 (d)	250,000,000	256,464,850
3.5% 12/1/46 (d)	87,750,000	90,019,162
3.5% 12/1/46	87,650,000	89,916,576
3.54% 7/1/41 (b)	2,885,351	3,010,042
4% 9/1/24 to 6/1/46	517,922,000	547,227,114
4% 12/1/46	28,900,000	30,401,445
4% 12/1/46	14,500,000	15,253,320
4% 12/1/46 (d)	38,800,000	40,815,780
4% 12/1/46 (d)	14,500,000	15,253,320
4% 12/1/46 (d)	28,900,000	30,401,445
4% 12/1/46 (d)	38,800,000	40,815,780
4.5% 4/1/21 to 4/1/45	137,707,159	149,192,442
5% 3/1/18 to 11/1/44	173,149,108	191,959,588
5.202% 7/1/37 (b)	85,615	89,874
5.255% 8/1/41	3,908,190	4,293,431
5.5% 10/1/17 to 6/1/40	17,265,367	19,280,681
6% 2/1/17 to 1/1/42	23,860,713	27,250,417
6.309% 2/1/39	7,401,846	8,133,895
6.5% 1/1/17 to 4/1/37	17,974,732	20,624,565
7% 9/1/18 to 7/1/37	3,176,903	3,668,299
7.5% 8/1/17 to 2/1/32	1,431,426	1,669,076
8% 12/1/17 to 3/1/37	30,832	37,024
8.5% 1/1/17 to 9/1/25	2,518	2,845
9.5% 6/1/18 to 2/1/25	21,303	22,440
10.5% 8/1/20	1,128	1,192

TOTAL FANNIE MAE		4,698,592,748

Freddie Mac - 6.5%
2% 8/1/37 (b)	77,005	78,417
2.2% 3/1/37 (b)	37,296	38,632
2.415% 1/1/36 (b)	177,871	183,958
2.478% 3/1/36 (b)	440,815	456,854
2.5% 7/1/31	9,946,010	9,997,683
2.555% 2/1/37 (b)	387,258	402,231
2.57% 3/1/35 (b)	149,893	154,322
2.59% 3/1/36 (b)	374,497	390,042
2.603% 6/1/33 (b)	439,873	460,052
2.625% 5/1/37 (b)	75,985	80,371
2.66% 8/1/37 (b)	172,149	179,566
2.668% 4/1/37 (b)	81,913	86,377
2.673% 1/1/35 (b)	31,735	33,521
2.72% 12/1/35 (b)	361,174	374,719
2.792% 11/1/35 (b)	324,699	338,262
2.805% 4/1/35 (b)	436,890	453,507
2.885% 6/1/37 (b)	53,899	56,702
2.888% 6/1/33 (b)	1,250,918	1,319,462
2.899% 3/1/35 (b)	2,013,086	2,134,150
2.915% 6/1/37 (b)	501,100	528,294
2.925% 6/1/37 (b)	63,854	66,440
2.936% 5/1/37 (b)	97,068	101,107
2.953% 10/1/35 (b)	270,196	282,918
2.989% 4/1/36 (b)	405,048	426,498
3% 10/1/28 to 6/1/46	206,028,537	207,808,869
3% 12/1/46 (d)	56,350,000	56,015,422
3% 12/1/46 (d)	85,450,000	84,942,641
3% 12/1/46 (d)	20,000,000	19,881,250
3% 12/1/46 (d)	32,400,000	32,207,625
3.021% 10/1/36 (b)	670,493	704,336
3.035% 11/1/35 (b)	139,963	149,609
3.07% 9/1/41 (b)	3,099,633	3,218,499
3.072% 6/1/37 (b)	108,387	114,449
3.072% 10/1/42 (b)	1,727,116	1,814,461
3.075% 12/1/36 (b)	673,808	718,060
3.139% 3/1/33 (b)	7,330	7,766
3.17% 6/1/36 (b)	106,550	113,013
3.183% 9/1/41 (b)	1,714,537	1,786,067
3.22% 4/1/37 (b)	18,936	20,125
3.221% 4/1/41 (b)	1,518,279	1,575,696
3.28% 6/1/41 (b)	1,825,877	1,921,166
3.295% 7/1/36 (b)	143,339	152,752
3.309% 7/1/41 (b)	1,950,110	2,031,477
3.404% 5/1/41 (b)	1,397,513	1,486,834
3.428% 12/1/40 (b)	11,426,880	11,956,421
3.5% 6/1/27 to 9/1/46 (c)(e)(f)	516,214,265	532,423,449
3.5% 12/1/46 (d)	15,800,000	16,194,382
3.621% 6/1/41 (b)	2,275,473	2,392,259
3.666% 5/1/41 (b)	2,117,773	2,230,441
3.849% 10/1/35 (b)	231,753	246,973
4% 7/1/24 to 4/1/46	352,346,468	372,296,194
4.5% 6/1/25 to 7/1/44	62,979,365	68,107,090
5% 3/1/19 to 7/1/41	51,609,387	57,289,388
5.139% 4/1/38 (b)	373,664	395,167
5.5% 10/1/17 to 4/1/41	14,780,533	16,578,966
6% 2/1/17 to 12/1/37	5,471,666	6,183,812
6.5% 3/1/17 to 9/1/39	9,056,699	10,344,719
7% 6/1/21 to 9/1/36	2,868,097	3,326,287
7.5% 1/1/27 to 1/1/33	74,135	87,147
8% 4/1/17 to 1/1/37	80,259	95,345
8.5% 2/1/19 to 1/1/28	97,983	114,083
9% 5/1/17 to 10/1/20	104	110
9.5% 5/1/21 to 7/1/21	471	511
10% 11/15/18 to 11/1/20	175	189
11% 7/1/19 to 9/1/20	60	65

TOTAL FREDDIE MAC		1,535,557,200

Ginnie Mae - 4.3%
3% 4/15/42 to 5/15/45 (c)	40,402,365	41,167,898
3% 12/1/46 (d)	240,000,000	243,524,592
3.5% 11/15/40 to 6/20/46	345,669,858	361,111,969
4% 2/15/39 to 11/20/45	141,211,946	150,874,610
4.5% 6/20/33 to 8/15/41	118,873,821	129,456,929
5% 12/15/32 to 9/15/41	51,858,782	57,969,555
5.5% 12/20/28 to 9/15/39	11,229,436	12,844,005
6% 10/15/30 to 5/15/40	8,632,024	9,913,835
6.5% 3/20/31 to 11/15/37	866,574	996,304
7% 10/15/22 to 3/15/33	3,795,958	4,439,251
7.5% 4/15/17 to 9/15/31	1,281,332	1,478,244
8% 4/15/17 to 11/15/29	426,095	487,377
8.5% 10/15/21 to 1/15/31	86,926	102,470
9% 8/15/19 to 1/15/23	2,927	3,171
9.5% 12/15/20 to 2/15/25	1,134	1,246
10.5% 10/20/17 to 1/15/18	1,007	1,034
11% 7/20/19 to 9/20/19	1,490	1,617

TOTAL GINNIE MAE		1,014,374,107

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,306,718,632)		7,248,524,055

Asset-Backed Securities - 0.5%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (b)	$562,768	$534,862
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (b)	210,259	211,558
Airspeed Ltd. Series 2007-1A Class C1, 3.0382% 6/15/32 (a)(b)	3,097,513	837,877
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (b)	33,439	32,064
Series 2004-R2 Class M3, 1.359% 4/25/34 (b)	73,246	60,984
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	40,480	38,921
Series 2004-W11 Class M2, 1.584% 11/25/34 (b)	441,727	436,593
Series 2004-W7 Class M1, 1.359% 5/25/34 (b)	1,138,008	1,087,359
Series 2006-W4 Class A2C, 0.694% 5/25/36 (b)	910,286	308,471
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.359% 4/25/34 (b)	1,266,544	1,145,030
Series 2006-HE2 Class M1, 0.904% 3/25/36 (b)	15,534	177
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.659% 2/25/35 (b)	1,043,547	951,580
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	46,536,000	46,725,774
Class AA, 2.487% 12/16/41 (a)	11,736,000	11,744,004
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	26,922,000	26,963,037
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (b)	1,471,000	931,810
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.047% 4/25/34 (b)	47,991	44,668
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	73,733	70,276
Series 2004-7 Class AF5, 5.868% 1/25/35	4,683,792	4,795,561
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (b)	31,732	27,564
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (b)	143,614	136,116
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.359% 3/25/34 (b)	4,829	4,112
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.269% 1/25/35 (b)	801,000	738,815
Class M4, 1.554% 1/25/35 (b)	282,636	154,041
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	694,555	580,537
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (a)(b)	481,149	446,194
Class B, 0.8182% 11/15/34 (a)(b)	173,953	155,287
Class C, 0.9182% 11/15/34 (a)(b)	288,539	253,521
Class D, 1.2882% 11/15/34 (a)(b)	109,686	94,189
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	134,399	9,112
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (b)	206,148	193,135
Series 2003-3 Class M1, 1.824% 8/25/33 (b)	325,655	314,566
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	27,804	26,533
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	1,292,000	949,604
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2846% 8/17/32 (a)(b)	7,825,000	7,851,818
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.834% 7/25/36 (b)	135,346	79,255
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	7,102	7,088
Series 2006-A Class 2C, 2.0029% 3/27/42 (b)	2,867,000	1,446,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (b)	225,371	2,831
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (b)	84,468	74,175
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (b)	146,931	140,982
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	2,339	1,335
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	1,151,976	1,112,094
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	48,462	44,013
Series 2005-NC1 Class M1, 1.194% 1/25/35 (b)	155,283	144,981
Series 2005-NC2 Class B1, 2.289% 3/25/35 (b)	126,868	4,682
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (b)	1,164,000	1,102,399
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	434,744	415,797
Class M4, 2.709% 9/25/34 (b)	558,000	367,648
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (b)	1,245,000	1,184,335
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (b)	4,173	3,747
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (b)	489,079	460,633
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (b)	302,548	291,733
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (b)	20,010	17,799
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	115,176	106,878
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (a)(b)	2,300,000	1,023,500
TOTAL ASSET-BACKED SECURITIES
(Cost $109,214,931)		116,887,655

Collateralized Mortgage Obligations - 2.9%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.152% 1/25/35 (b)	649,586	641,817
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (b)	177,852	173,671
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9717% 8/25/36 (b)	414,368	374,476
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	477,723	448,788
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.824% 7/25/35 (b)	549,721	531,301
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (a)(b)	230,320	162,864
Class B6, 3.379% 6/10/35 (a)(b)	215,163	121,779
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	17,167	16,805
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (b)	25,020	25,113

TOTAL PRIVATE SPONSOR		2,496,614

U.S. Government Agency - 2.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.3842% 2/25/32 (b)	59,538	60,169
Series 2002-39 Class FD, 1.5546% 3/18/32 (b)	99,277	100,935
Series 2002-60 Class FV, 1.5842% 4/25/32 (b)	125,134	127,457
Series 2002-63 Class FN, 1.5842% 10/25/32 (b)	165,620	168,620
Series 2002-7 Class FC, 1.3342% 1/25/32 (b)	60,577	61,101
Series 2002-94 Class FB, 0.9842% 1/25/18 (b)	32,652	32,698
Series 2003-118 Class S, 7.5158% 12/25/33 (b)(g)(h)	1,950,297	494,550
Series 2006-104 Class GI, 6.0958% 11/25/36 (b)(g)(h)	1,441,994	283,503
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	86,659	93,292
Series 1993-207 Class H, 6.5% 11/25/23	1,072,145	1,175,507
Series 1996-28 Class PK, 6.5% 7/25/25	343,966	377,670
Series 1999-17 Class PG, 6% 4/25/29	933,177	1,006,450
Series 1999-32 Class PL, 6% 7/25/29	859,712	928,635
Series 1999-33 Class PK, 6% 7/25/29	583,784	631,734
Series 2001-52 Class YZ, 6.5% 10/25/31	69,142	79,588
Series 2002-9 Class PC, 6% 3/25/17	820	824
Series 2003-28 Class KG, 5.5% 4/25/23	616,083	657,772
Series 2004-21 Class QE, 4.5% 11/25/32	43,631	43,954
Series 2005-102 Class CO, 11/25/35 (i)	499,186	442,451
Series 2005-73 Class SA, 16.031% 8/25/35 (b)(h)	184,366	228,868
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,061,657
Series 2006-12 Class BO, 10/25/35 (i)	2,217,264	2,073,105
Series 2006-37 Class OW, 5/25/36 (i)	221,220	199,291
Series 2006-45 Class OP, 6/25/36 (i)	663,857	584,641
Series 2006-62 Class KP, 4/25/36 (i)	1,000,261	906,530
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	178,990	207,041
Series 1999-25 Class Z, 6% 6/25/29	722,370	804,465
Series 2001-20 Class Z, 6% 5/25/31	980,907	1,081,185
Series 2001-31 Class ZC, 6.5% 7/25/31	505,164	572,443
Series 2002-16 Class ZD, 6.5% 4/25/32	278,114	316,808
Series 2002-74 Class SV, 6.9658% 11/25/32 (b)(g)	1,242,724	221,606
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,183,949
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	3,431,114	414,407
Series 06-116 Class SG, 6.0558% 12/25/36 (b)(g)(h)	989,946	211,173
Series 07-40 Class SE, 5.8558% 5/25/37 (b)(g)(h)	570,137	115,574
Series 1993-165 Class SH, 18.1473% 9/25/23 (b)(h)	43,626	56,129
Series 2003-21 Class SK, 7.5158% 3/25/33 (b)(g)(h)	149,412	32,392
Series 2003-35 Class TQ, 6.9158% 5/25/18 (b)(g)(h)	38,131	1,382
Series 2005-72 Class ZC, 5.5% 8/25/35	6,512,478	7,173,141
Series 2007-57 Class SA, 37.1147% 6/25/37 (b)(h)	471,674	972,683
Series 2007-66:
Class SA, 36.0947% 7/25/37 (b)(h)	697,280	1,387,706
Class SB, 36.0947% 7/25/37 (b)(h)	301,907	558,887
Series 2008-12 Class SG, 5.7658% 3/25/38 (b)(g)(h)	3,889,213	726,822
Series 2009-114 Class AI, 5% 12/25/23 (g)	265,960	3,606
Series 2009-16 Class SA, 5.6658% 3/25/24 (b)(g)(h)	19,601	228
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	147,957	4,061
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	315,579	19,147
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	466,625	27,467
Series 2010-112 Class SG, 5.7758% 6/25/21 (b)(g)(h)	348,959	17,569
Series 2010-12 Class AI, 5% 12/25/18 (g)	810,916	22,465
Series 2010-135 Class LS, 5.4658% 12/25/40 (b)(g)(h)	3,588,775	611,997
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	3,418,621	409,830
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	265,676	10,803
Series 2010-23:
Class AI, 5% 12/25/18 (g)	293,849	7,034
Class HI, 4.5% 10/25/18 (g)	257,268	7,235
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	742,532	19,579
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	1,088,897	73,413
Series 2011-110 Class SA, 6.0258% 4/25/41 (b)(g)(h)	5,950,188	927,798
Series 2011-112 Class SA, 5.9658% 11/25/41 (b)(g)(h)	5,501,979	1,042,070
Series 2011-123 Class SD, 6.0158% 8/25/39 (b)(g)(h)	5,213,650	781,149
Series 2011-39 Class ZA, 6% 11/25/32	2,448,489	2,759,980
Series 2011-67 Class AI, 4% 7/25/26 (g)	1,058,898	112,708
Series 2011-83 Class DI, 6% 9/25/26 (g)	1,581,344	172,421
Series 2012-100 Class WI, 3% 9/25/27 (g)	8,515,668	857,687
Series 2012-14 Class JS, 6.0658% 12/25/30 (b)(g)(h)	3,243,884	594,206
Series 2012-47 Class SD, 5.8658% 5/25/42 (b)(g)(h)	11,462,570	2,299,772
Series 2012-9 Class SH, 5.9658% 6/25/41 (b)(g)(h)	4,584,935	694,945
Series 2013-133 Class IB, 3% 4/25/32 (g)	5,795,300	568,566
Series 2013-51 Class GI, 3% 10/25/32 (g)	7,205,412	793,039
Series 2013-N1 Class A, 6.1358% 6/25/35 (b)(g)(h)	3,018,640	583,164
Series 2014-68 Class ID, 3.5% 3/25/34 (g)	4,192,353	505,100
Series 2015-42 Class LS, 5.6158% 6/25/45 (b)(g)(h)	11,755,136	2,033,331
Series 2015-70 Class JC, 3% 10/25/45	16,290,204	16,701,562
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (g)	96,135	3,450
Class 5, 5.5% 7/25/33 (g)	528,475	121,927
Series 343 Class 16, 5.5% 5/25/34 (g)	443,395	81,520
Series 348 Class 14, 6.5% 8/25/34 (b)(g)	327,688	79,987
Series 351:
Class 12, 5.5% 4/25/34 (b)(g)	218,050	44,856
Class 13, 6% 3/25/34 (g)	283,288	56,649
Series 359 Class 19, 6% 7/25/35 (b)(g)	199,035	38,680
Series 384 Class 6, 5% 7/25/37 (g)	2,460,937	535,090
Freddie Mac:
floater:
Series 2412 Class FK, 1.3382% 1/15/32 (b)	46,217	46,717
Series 2423 Class FA, 1.4382% 3/15/32 (b)	65,632	66,615
Series 2424 Class FM, 1.5382% 3/15/32 (b)	72,938	74,314
Series 2432:
Class FE, 1.4382% 6/15/31 (b)	116,573	118,366
Class FG, 1.4382% 3/15/32 (b)	37,765	38,326
Series 3346 Class FA, 0.7682% 2/15/19 (b)	140,930	140,962
floater target amortization class Series 3366 Class FD, 0.7882% 5/15/37 (b)	2,734,648	2,720,377
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (i)	1,914,271	1,663,173
Series 2095 Class PE, 6% 11/15/28	1,020,051	1,105,254
Series 2101 Class PD, 6% 11/15/28	97,397	105,144
Series 2121 Class MG, 6% 2/15/29	416,070	449,613
Series 2131 Class BG, 6% 3/15/29	2,844,980	3,081,869
Series 2137 Class PG, 6% 3/15/29	451,667	498,392
Series 2154 Class PT, 6% 5/15/29	711,869	768,652
Series 2162 Class PH, 6% 6/15/29	172,747	189,912
Series 2425 Class JH, 6% 3/15/17	10,619	10,669
Series 2520 Class BE, 6% 11/15/32	943,328	1,021,320
Series 2585 Class KS, 7.0618% 3/15/23 (b)(g)(h)	58,197	6,340
Series 2693 Class MD, 5.5% 10/15/33	2,554,499	2,874,746
Series 2802 Class OB, 6% 5/15/34	1,757,089	1,935,600
Series 2937 Class KC, 4.5% 2/15/20	1,658,550	1,702,426
Series 2962 Class BE, 4.5% 4/15/20	1,854,384	1,918,269
Series 3002 Class NE, 5% 7/15/35	2,600,756	2,802,726
Series 3110 Class OP, 9/15/35 (i)	1,235,485	1,143,965
Series 3119 Class PO, 2/15/36 (i)	2,180,836	1,940,994
Series 3121 Class KO, 3/15/36 (i)	391,239	346,557
Series 3123 Class LO, 3/15/36 (i)	1,234,070	1,093,573
Series 3145 Class GO, 4/15/36 (i)	1,169,539	1,016,421
Series 3189 Class PD, 6% 7/15/36	2,685,457	3,035,178
Series 3225 Class EO, 10/15/36 (i)	704,189	619,870
Series 3258 Class PM, 5.5% 12/15/36	1,172,169	1,288,288
Series 3415 Class PC, 5% 12/15/37	952,444	1,016,119
Series 3786 Class HI, 4% 3/15/38 (g)	3,202,125	328,961
Series 3806 Class UP, 4.5% 2/15/41	6,509,816	6,865,943
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,741,516
sequential payer:
Series 2135 Class JE, 6% 3/15/29	211,366	228,271
Series 2274 Class ZM, 6.5% 1/15/31	236,582	267,847
Series 2281 Class ZB, 6% 3/15/30	570,466	614,613
Series 2303 Class ZV, 6% 4/15/31	243,097	263,430
Series 2357 Class ZB, 6.5% 9/15/31	1,713,888	1,958,557
Series 2502 Class ZC, 6% 9/15/32	496,849	540,485
Series 2519 Class ZD, 5.5% 11/15/32	812,492	872,272
Series 2546 Class MJ, 5.5% 3/15/23	382,925	404,019
Series 2601 Class TB, 5.5% 4/15/23	182,321	196,119
Series 2998 Class LY, 5.5% 7/15/25	531,043	571,714
Series 06-3115 Class SM, 6.0618% 2/15/36 (b)(g)(h)	795,868	166,186
Series 2013-4281 Class AI, 4% 12/15/28 (g)	11,080,064	1,051,467
Series 2844:
Class SC, 43.3019% 8/15/24 (b)(h)	23,466	36,916
Class SD, 79.4538% 8/15/24 (b)(h)	34,523	72,698
Series 2935 Class ZK, 5.5% 2/15/35	8,619,521	9,698,547
Series 2947 Class XZ, 6% 3/15/35	3,035,766	3,369,016
Series 3055 Class CS, 6.0518% 10/15/35 (b)(g)	1,144,444	235,932
Series 3237 Class C, 5.5% 11/15/36	4,970,701	5,625,900
Series 3244 Class SG, 6.1218% 11/15/36 (b)(g)(h)	2,741,609	532,059
Series 3284 Class CI, 5.5818% 3/15/37 (b)(g)	6,288,577	1,106,956
Series 3287 Class SD, 6.2118% 3/15/37 (b)(g)(h)	4,129,119	872,450
Series 3297 Class BI, 6.2218% 4/15/37 (b)(g)(h)	6,061,728	1,310,342
Series 3336 Class LI, 6.0418% 6/15/37 (b)(g)	2,000,085	356,898
Series 3772 Class BI, 4.5% 10/15/18 (g)	902,228	25,139
Series 3949 Class MK, 4.5% 10/15/34	1,834,282	1,945,035
Series 4055 Class BI, 3.5% 5/15/31 (g)	5,422,733	575,493
Series 4149 Class IO, 3% 1/15/33 (g)	3,163,732	405,990
Series 4314 Class AI, 5% 3/15/34 (g)	2,203,948	290,674
Series 4427 Class LI, 3.5% 2/15/34 (g)	9,096,745	1,083,135
Series 4471 Class PA 4% 12/15/40	22,915,251	24,010,834
Series 4476 Class IA, 3.5% 1/15/32 (g)	10,078,677	896,628
target amortization class Series 2156 Class TC, 6.25% 5/15/29	578,779	628,906
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4382% 2/15/24 (b)	230,943	233,544
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	376,231	413,102
Series 2056 Class Z, 6% 5/15/28	792,057	856,273
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	16,817,745	17,942,082
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1479% 6/16/37 (b)(g)(h)	1,181,290	245,076
Series 2010-H03 Class FA, 1.0859% 3/20/60 (b)(j)	13,887,876	13,851,340
Series 2010-H17 Class FA, 0.8659% 7/20/60 (b)(j)	1,517,658	1,500,986
Series 2010-H18 Class AF, 0.8311% 9/20/60 (b)(j)	1,867,767	1,845,656
Series 2010-H19 Class FG, 0.8311% 8/20/60 (b)(j)	2,073,854	2,049,701
Series 2010-H27 Series FA, 0.9111% 12/20/60 (b)(j)	3,775,808	3,740,760
Series 2011-H05 Class FA, 1.0311% 12/20/60 (b)(j)	5,976,876	5,950,919
Series 2011-H07 Class FA, 1.0311% 2/20/61 (b)(j)	11,498,704	11,451,821
Series 2011-H12 Class FA, 1.0211% 2/20/61 (b)(j)	15,206,043	15,138,334
Series 2011-H13 Class FA, 1.0311% 4/20/61 (b)(j)	5,621,014	5,596,968
Series 2011-H14:
Class FB, 1.0311% 5/20/61 (b)(j)	7,564,568	7,528,193
Class FC, 1.0311% 5/20/61 (b)(j)	5,878,056	5,851,413
Series 2011-H17 Class FA, 1.0611% 6/20/61 (b)(j)	7,710,104	7,685,542
Series 2011-H21 Class FA, 1.1311% 10/20/61 (b)(j)	8,597,338	8,588,075
Series 2012-H01 Class FA, 1.2311% 11/20/61 (b)(j)	7,390,000	7,406,587
Series 2012-H03 Class FA, 1.2311% 1/20/62 (b)(j)	4,706,229	4,716,778
Series 2012-H06 Class FA, 1.1611% 1/20/62 (b)(j)	7,179,006	7,178,192
Series 2012-H07 Class FA, 1.1611% 3/20/62 (b)(j)	4,333,495	4,334,623
Series 2012-H23 Class WA, 1.0511% 10/20/62 (b)(j)	1,170,371	1,165,616
Series 2012-H26, Class CA, 1.0611% 7/20/60 (b)(j)	14,960,848	14,924,241
Series 2013-H07 Class BA, 0.8911% 3/20/63 (b)(j)	1,406,650	1,391,935
Series 2014-H03 Class FA, 1.1311% 1/20/64 (b)(j)	6,895,181	6,887,026
Series 2014-H05 Class FB, 1.1311% 12/20/63 (b)(j)	18,150,083	18,126,237
Series 2014-H11 Class BA, 1.0311% 6/20/64 (b)(j)	5,751,773	5,724,220
Series 2015-H07 Class FA, 0.3% 3/20/65 (b)(j)	22,453,307	22,375,127
Series 2015-H13 Class FL, 0.8111% 5/20/63 (b)(j)	27,904,126	27,870,181
Series 2015-H19 Class FA, 0.7311% 4/20/63 (b)(j)	23,738,229	23,686,169
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	998,894	1,117,885
Series 1997-8 Class PE, 7.5% 5/16/27	414,965	482,497
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	2,555,824	315,557
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	3,940,561	4,317,587
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	27,935,044	27,897,217
Series 2016-H04 Class FE, 1.1811% 11/20/65 (b)(j)	38,224,365	38,270,888
Series 2004-32 Class GS, 5.9579% 5/16/34 (b)(g)(h)	616,122	118,434
Series 2004-73 Class AL, 6.6579% 8/17/34 (b)(g)(h)	770,159	181,456
Series 2007-35 Class SC, 36.9476% 6/16/37 (b)(h)	49,707	94,791
Series 2010-14 Class SN, 5.4079% 2/16/40 (b)(g)(h)	4,708,620	806,709
Series 2010-H10 Class FA, 0.8659% 5/20/60 (b)(j)	4,743,936	4,692,691
Series 2011-94 Class SA, 5.5382% 7/20/41 (b)(g)(h)	2,474,391	410,566
Series 2012-76 Class GS, 6.1579% 6/16/42 (b)(g)(h)	2,411,213	461,579
Series 2012-97 Class JS, 5.7079% 8/16/42 (b)(g)(h)	7,933,341	1,344,578
Series 2013-124:
Class ES, 7.9176% 4/20/39 (b)(h)	8,049,673	8,606,034
Class ST, 8.051% 8/20/39 (b)(h)	15,501,711	17,083,848
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	62,678,317	63,506,906
Series 2015-H17:
Class GZ, 4.4408% 5/20/65 (b)(j)	1,697,575	1,828,285
Class HA, 2.5% 5/20/65 (j)	49,497,903	50,180,197
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)	1,509,007	1,530,476
Class JA, 2.5% 6/20/65 (j)	34,542,956	35,042,388

TOTAL U.S. GOVERNMENT AGENCY		689,021,867

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $691,887,766)		691,518,481

Commercial Mortgage Securities - 3.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (b)(g)	218,777	3,054
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	336,574	336,120
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	1,816,645	1,829,985
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,085,239	2,082,535
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (a)(b)	14,052	13,009
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	529,161	472,298
Class B1, 1.992% 1/25/36 (a)(b)	15,803	12,882
Class M1, 1.042% 1/25/36 (a)(b)	170,631	146,140
Class M2, 1.062% 1/25/36 (a)(b)	34,537	29,061
Class M3, 1.092% 1/25/36 (a)(b)	74,831	62,798
Class M4, 1.202% 1/25/36 (a)(b)	27,959	23,094
Class M5, 1.242% 1/25/36 (a)(b)	27,959	22,234
Class M6, 1.292% 1/25/36 (a)(b)	29,603	23,110
Series 2006-3A Class M4, 1.022% 10/25/36 (a)(b)	15,258	11,807
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	358,235	323,022
Series 2007-2A:
Class A1, 0.862% 7/25/37 (a)(b)	806,339	709,735
Class A2, 0.912% 7/25/37 (a)(b)	755,417	612,618
Class M1, 0.962% 7/25/37 (a)(b)	231,465	180,677
Class M2, 1.002% 7/25/37 (a)(b)	120,783	92,648
Class M3, 1.082% 7/25/37 (a)(b)	94,549	63,979
Series 2007-3:
Class A2, 0.882% 7/25/37 (a)(b)	325,798	266,798
Class M1, 0.902% 7/25/37 (a)(b)	129,552	101,530
Class M2, 0.932% 7/25/37 (a)(b)	138,110	104,769
Class M3, 0.962% 7/25/37 (a)(b)	222,805	165,337
Class M4, 1.092% 7/25/37 (a)(b)	391,016	268,937
Class M5, 1.192% 7/25/37 (a)(b)	166,623	85,677
Series 2007-4A Class M1, 1.484% 9/25/37 (a)(b)	34,989	8,694
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(g)	8,578,139	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	4,479,004	4,490,743
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (b)	1,643,754	1,660,766
Series 2007-PW18 Class A4, 5.7% 6/11/50	17,011,274	17,423,357
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (a)(b)	36,057	35,869
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.5346% 12/15/27 (a)(b)	9,590,545	9,572,481
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	7,198,193	7,194,454
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (b)	25,280,091	25,432,128
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	13,142,267	13,372,265
CSMC Series 2015-TOWN:
Class B, 2.4346% 3/15/17 (a)(b)	4,988,000	4,900,209
Class C, 2.7846% 3/15/17 (a)(b)	4,859,000	4,758,848
Class D, 3.7346% 3/15/17 (a)(b)	7,352,000	7,296,724
Freddie Mac Series K723 Class A1, 2.292% 4/25/23	11,255,000	11,271,758
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	25,600,000	26,096,077
Class CFX, 3.3822% 12/15/34 (a)(b)	21,481,000	21,679,414
Class DFX, 3.3822% 12/15/34 (a)(b)	18,206,000	18,162,755
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	42,453,250	42,609,678
GS Mortgage Securities Corp. Trust:
Series 2013-XA1, 1.331% 1/10/30 (a)(b)(g)	123,825,712	1,416,207
Series 2013-XB1, 0.6525% 1/10/30 (a)(b)(g)	120,531,000	701,575
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	144,541	144,160
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,548,913	4,550,602
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (b)	34,998,739	35,227,414
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (b)	95,222,773	96,012,807
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,352,724	10,381,848
Series 2007-CB20 Class A1A, 5.746% 2/12/51	66,912,187	68,428,739
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	14,225	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (b)	1,108,212	1,129,417
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40	1,678,318	1,684,900
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,867,787	1,883,151
Series 2007-C7 Class A3, 5.866% 9/15/45	46,347,814	47,619,565
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8285% 6/12/50 (b)	51,399,686	51,936,329
Series 2008-C1 Class A4, 5.69% 2/12/51	2,506,211	2,562,230
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	4,078,037	4,076,517
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	24,046,301	24,146,331
Series 2007-7 Class A4, 5.7361% 6/12/50 (b)	5,020,061	5,070,874
Series 2007-9 Class A4, 5.7% 9/12/49	157,185	160,830
Series 2007-8 Class A3, 5.873% 8/12/49 (b)	1,426,583	1,447,769
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (a)(b)	291,739	291,681
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,461,017	2,471,928
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	25,328,000	25,312,170
Class B, 4.181% 11/15/34 (a)	8,939,000	8,933,413
Class C, 5.205% 11/15/34 (a)	6,271,000	6,267,081
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	212,122	100,851
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	35,467,597	35,484,831
Series 2007-C31 Class A4, 5.509% 4/15/47	68,052,364	68,315,937
Series 2007-C32 Class A3, 5.7026% 6/15/49 (b)	69,107,603	69,807,801
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (b)	50,076,701	50,402,681
Class A5, 5.9588% 2/15/51 (b)	12,818,000	13,052,334
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $869,380,884)		863,032,048

Municipal Securities - 2.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,542,484
7.3% 10/1/39	39,940,000	56,667,671
7.5% 4/1/34	18,570,000	26,378,314
7.6% 11/1/40	39,105,000	58,837,774
7.625% 3/1/40	9,470,000	13,953,856
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,063,752
Series 2010 C1, 7.781% 1/1/35	28,545,000	30,806,620
Series 2012 B, 5.432% 1/1/42	7,305,000	6,012,599
Series 2014 B, 6.314% 1/1/44	33,980,000	31,182,427
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	10,208,000	10,380,515
4.95% 6/1/23	21,305,000	22,081,141
5.1% 6/1/33	126,140,000	113,209,389
Series 2010-1, 6.63% 2/1/35	21,560,000	22,042,297
Series 2010-3:
5.547% 4/1/19	655,000	687,481
6.725% 4/1/35	31,715,000	32,863,083
7.35% 7/1/35	14,750,000	16,024,990
Series 2011:
5.365% 3/1/17	770,000	778,678
5.665% 3/1/18	26,580,000	27,634,163
5.877% 3/1/19	70,360,000	74,749,057
Series 2013:
2.69% 12/1/17	6,955,000	7,079,216
3.14% 12/1/18	7,215,000	7,237,150
TOTAL MUNICIPAL SECURITIES
(Cost $569,545,700)		570,212,657

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:	$	$
4.25% 1/7/25	26,790,000	25,182,600
5.625% 1/7/41	27,107,000	23,572,247
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,776,855)		48,754,847

Bank Notes - 1.3%
Capital One NA:
1.65% 2/5/18	$25,752,000	$25,703,818
2.95% 7/23/21	31,087,000	31,299,697
Discover Bank:
(Delaware) 3.2% 8/9/21	37,401,000	37,641,451
3.1% 6/4/20	34,762,000	35,135,379
8.7% 11/18/19	3,837,000	4,403,560
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,287,419
KeyBank NA:
1.65% 2/1/18	16,646,000	16,652,409
6.95% 2/1/28	3,200,000	3,916,944
Marshall & Ilsley Bank 5% 1/17/17	25,252,000	25,347,705
RBS Citizens NA 2.5% 3/14/19	13,902,000	13,999,189
Regions Bank 7.5% 5/15/18	55,802,000	60,031,345
UBS AG Stamford Branch 1.8% 3/26/18	39,521,000	39,529,141
Wachovia Bank NA 6% 11/15/17	6,320,000	6,581,402
TOTAL BANK NOTES
(Cost $302,230,022)		306,529,459
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.39% (k)
(Cost $138,984,730)	138,984,730	139,012,527
	Maturity Amount	Value

Cash Equivalents - 1.0%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $228,051,000)	228,053,027	228,051,000
TOTAL INVESTMENT PORTFOLIO - 109.1%
(Cost $25,792,092,975)		25,733,882,017
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(2,148,533,913)
NET ASSETS - 100%		$23,585,348,104

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 12/1/31	$(174,000,000)	$(174,666,089)
3% 12/1/46	(203,500,000)	(202,434,800)
3% 12/1/46	(199,400,000)	(198,356,261)
3% 12/1/46	(96,210,000)	(95,706,398)
3% 12/1/46	(107,290,000)	(106,728,401)
3% 12/1/46	(199,400,000)	(198,356,261)
3% 12/1/46	(20,000,000)	(19,895,312)
3% 12/1/46	(32,400,000)	(32,230,405)
3.5% 12/1/46	(160,000,000)	(164,137,504)
3.5% 12/1/46	(383,360,000)	(393,273,460)
3.5% 12/1/46	(120,260,000)	(123,369,851)
3.5% 12/1/46	(36,000,000)	(36,930,938)
3.5% 12/1/46	(123,900,000)	(127,103,980)
3.5% 1/1/47	(250,000,000)	(256,005,850)
4% 12/1/46	(114,300,000)	(120,238,239)
4% 12/1/46	(14,500,000)	(15,253,320)
4% 12/1/46	(28,900,000)	(30,401,445)
4% 12/1/46	(38,800,000)	(40,815,780)

TOTAL FANNIE MAE		(2,335,904,294)

Ginnie Mae
3% 12/1/46	(240,000,000)	(243,524,592)
3.5% 12/1/46	(160,100,000)	(166,529,024)
3.5% 12/1/46	(208,900,000)	(217,288,651)
3.5% 12/1/46	(300,000,000)	(312,046,890)

TOTAL GINNIE MAE		(939,389,157)

TOTAL TBA SALE COMMITMENTS
(Proceeds $3,305,244,796)		$(3,275,293,451)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
2,453 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	305,436,828	$(963,354)
3,989 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	864,865,063	(454,052)
499 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	75,489,344	(250,573)
Sold
Treasury Contracts
267 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	33,245,672	99,564
493 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	106,888,563	60,664
213 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	32,222,906	106,042
TOTAL FUTURES CONTRACTS			$(1,401,709)

The face value of futures purchased as a percentage of Net Assets is 5.3%

The face value of futures sold as a percentage of Net Assets is 0.7%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2023	USD 45,200,000	3-month LIBOR	1.75%	$1,983,456	$0	$1,983,456
LCH	Dec. 2026	30,900,000	3-month LIBOR	1.75%	1,921,120	0	1,921,120

TOTAL INTEREST RATE SWAPS					$3,904,576	$0	$3,904,576

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,375,992,944 or 5.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,471,916.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,992,176.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,823,674.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$546,140
Total	$546,140

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,944,649,589	$--	$9,944,649,589	$--
U.S. Government and Government Agency Obligations	5,576,709,699	--	5,576,709,699	--
U.S. Government Agency - Mortgage Securities	7,248,524,055	--	7,248,524,055	--
Asset-Backed Securities	116,887,655	--	112,484,895	4,402,760
Collateralized Mortgage Obligations	691,518,481	--	691,233,838	284,643
Commercial Mortgage Securities	863,032,048	--	862,564,775	467,273
Municipal Securities	570,212,657	--	570,212,657	--
Foreign Government and Government Agency Obligations	48,754,847	--	48,754,847	--
Bank Notes	306,529,459	--	306,529,459	--
Money Market Funds	139,012,527	139,012,527	--	--
Cash Equivalents	228,051,000	--	228,051,000	--
Total Investments in Securities:	$25,733,882,017	$139,012,527	$25,589,714,814	$5,154,676
Derivative Instruments:
Assets
Futures Contracts	$266,270	$266,270	$--	$--
Swaps	3,904,576	--	3,904,576	--
Total Assets	$4,170,846	$266,270	$3,904,576	$--
Liabilities
Futures Contracts	$(1,667,979)	$(1,667,979)	$--	$--
Total Liabilities	$(1,667,979)	$(1,667,979)	$--	$--
Total Derivative Instruments:	$2,502,867	$(1,401,709)	$3,904,576	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,275,293,451)	$--	$(3,275,293,451)	$--
Total Other Financial Instruments:	$(3,275,293,451)	$--	$(3,275,293,451)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$228,051,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$228,051,000
$228,051,000

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $25,749,311,067. Net unrealized depreciation aggregated $15,429,050, of which $431,841,562 related to appreciated investment securities and $447,270,612 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

November 30, 2016

SS1-QTLY-0117
1.9863242.101

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 2.7%
American Honda Finance Corp.:
0.95% 5/5/17	$7,210,000	$7,203,136
1.5% 11/19/18	3,105,000	3,100,653
1.7% 2/22/19	1,546,000	1,542,988
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	5,176,000	5,178,428
1.5% 7/5/19 (a)	2,000,000	1,965,348
1.65% 3/2/18 (a)	3,047,000	3,042,433
1.65% 5/18/18 (a)	3,000,000	2,992,164
2.45% 5/18/20 (a)	2,000,000	1,997,328
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,000,000	3,931,684
2.4% 4/10/18	9,850,000	9,854,236
2.4% 5/9/19	5,000,000	4,952,590
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	4,784,000	4,774,001
1.65% 5/22/18 (a)	2,000,000	1,988,008
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	2,785,000	2,775,835
2.375% 3/22/17 (a)	2,572,000	2,579,665
		57,878,497
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	656,301
Media - 2.1%
21st Century Fox America, Inc. 4.5% 2/15/21	4,640,000	4,982,947
CBS Corp. 2.3% 8/15/19	2,000,000	2,006,382
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	1,500,000	1,530,182
Comcast Corp.:
5.15% 3/1/20	4,500,000	4,919,288
6.3% 11/15/17	4,000,000	4,185,204
COX Communications, Inc. 6.25% 6/1/18 (a)	613,000	646,286
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	10,036,140
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,573,366
Time Warner, Inc.:
4.75% 3/29/21	1,865,000	2,006,576
6.875% 6/15/18	5,000,000	5,366,725
Viacom, Inc. 2.2% 4/1/19	3,047,000	3,035,196
		46,288,292

TOTAL CONSUMER DISCRETIONARY		104,823,090

CONSUMER STAPLES - 4.1%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	14,760,000	14,757,063
2.65% 2/1/21	5,000,000	5,015,990
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	5,722,000	5,734,096
		25,507,149
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18	5,536,000	5,547,681
2.25% 12/5/18	2,000,000	2,014,746
2.25% 8/12/19	2,680,000	2,690,310
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	586,000	587,781
1.75% 5/30/18	2,878,000	2,882,162
		13,722,680
Food Products - 0.9%
General Mills, Inc.:
1.4% 10/20/17	3,154,000	3,159,725
5.7% 2/15/17	3,000,000	3,027,492
H.J. Heinz Co. 1.6% 6/30/17	3,300,000	3,303,491
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,058,278
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,494,969
		20,043,955
Tobacco - 1.4%
BAT International Finance PLC:
1.85% 6/15/18 (a)	8,000,000	8,000,464
2.75% 6/15/20 (a)	3,500,000	3,521,774
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,186,000	5,194,552
2.05% 7/20/18 (a)	5,300,000	5,308,878
Philip Morris International, Inc.:
1.25% 8/11/17	2,931,000	2,932,975
1.375% 2/25/19	4,000,000	3,962,676
Reynolds American, Inc.:
2.3% 6/12/18	736,000	741,535
3.25% 6/12/20	1,215,000	1,248,688
		30,911,542

TOTAL CONSUMER STAPLES		90,185,326

ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.25% 3/16/18	170,000	168,513
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,743,035
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	5,449,000	5,500,226
		10,411,774
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp. 4.85% 3/15/21	460,000	489,882
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,735,192
1.674% 2/13/18	3,918,000	3,918,364
1.676% 5/3/19	912,000	905,226
1.846% 5/5/17	3,047,000	3,054,550
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	931,237
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,225,000	2,236,835
ConocoPhillips Co.:
1.5% 5/15/18	9,129,000	9,089,325
2.2% 5/15/20	4,000,000	3,954,372
DCP Midstream Operating LP 2.7% 4/1/19	238,000	236,513
Enbridge, Inc. 1.2893% 6/2/17 (b)	4,266,000	4,261,900
Energy Transfer Partners LP 2.5% 6/15/18	1,101,000	1,102,261
Enterprise Products Operating LP:
1.65% 5/7/18	5,506,000	5,480,849
2.55% 10/15/19	476,000	480,361
Exxon Mobil Corp. 1.708% 3/1/19	4,000,000	3,994,324
Kinder Morgan, Inc.:
2% 12/1/17	832,000	833,304
3.05% 12/1/19	5,096,000	5,160,179
Marathon Petroleum Corp. 2.7% 12/14/18	2,830,000	2,869,196
Petro-Canada 6.05% 5/15/18	3,047,000	3,221,602
Petroleos Mexicanos:
3.125% 1/23/19	405,000	400,626
5.5% 2/4/19 (a)	6,140,000	6,367,180
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,227,704
Schlumberger Investment SA 1.25% 8/1/17 (a)	4,003,000	4,000,958
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,499,689
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,318,000	3,320,562
1.875% 1/12/18	4,751,000	4,751,318
		77,523,509

TOTAL ENERGY		87,935,283

FINANCIALS - 27.9%
Banks - 15.7%
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,000,000	6,028,974
Bank of America Corp.:
2% 1/11/18	9,044,000	9,063,101
2.6% 1/15/19	41,795,000	42,163,507
2.65% 4/1/19	8,000,000	8,080,928
3.875% 3/22/17	4,571,000	4,607,637
Bank of Nova Scotia:
1.375% 12/18/17	2,540,000	2,536,899
1.7% 6/11/18	4,234,000	4,234,169
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	4,571,000	4,563,686
1.7% 3/5/18 (a)	7,618,000	7,595,893
Barclays PLC:
2% 3/16/18	6,000,000	5,981,850
2.75% 11/8/19	5,000,000	4,981,480
BNP Paribas 2.375% 9/14/17	5,586,000	5,623,259
BPCE SA:
1.625% 2/10/17	3,047,000	3,048,182
2.5% 12/10/18	3,000,000	3,029,451
Capital One NA 1.85% 9/13/19	3,000,000	2,965,698
Citigroup, Inc.:
1.7% 4/27/18	5,000,000	4,988,220
1.85% 11/24/17	3,047,000	3,055,562
2.05% 6/7/19	8,000,000	7,980,936
2.4% 2/18/20	2,933,000	2,925,125
2.5% 9/26/18	9,000,000	9,088,731
2.5% 7/29/19	7,438,000	7,486,927
Citizens Bank NA:
1.6% 12/4/17	4,571,000	4,563,339
2.55% 5/13/21	2,684,000	2,669,190
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	4,000,000	3,997,880
Credit Suisse New York Branch:
1.375% 5/26/17	9,386,000	9,384,320
1.4271% 5/26/17 (b)	3,047,000	3,048,319
1.75% 1/29/18	6,095,000	6,086,382
Discover Bank 2% 2/21/18	8,021,000	8,023,478
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,208,423
HSBC Bank PLC 1.5% 5/15/18 (a)	2,730,000	2,715,195
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,041,345
2.625% 9/24/18	2,238,000	2,262,849
ING Bank NV 1.8% 3/16/18 (a)	5,438,000	5,434,889
Intesa Sanpaolo SpA 2.375% 1/13/17	6,748,000	6,752,690
JPMorgan Chase & Co.:
1.7% 3/1/18	45,666,000	45,652,346
2.2% 10/22/19	1,459,000	1,463,459
2.35% 1/28/19	11,088,000	11,173,267
La Caisse Centrale 1.75% 1/29/18 (a)	3,047,000	3,043,158
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,054,911
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	3,480,000	3,476,878
Mizuho Bank Ltd.:
1.3067% 9/25/17 (a)(b)	4,571,000	4,568,075
1.55% 10/17/17 (a)	7,882,000	7,871,485
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	677,707
PNC Bank NA:
1.5% 2/23/18	3,047,000	3,044,974
1.8% 11/5/18	1,000,000	1,001,337
Royal Bank of Canada:
1.625% 4/15/19	2,500,000	2,478,503
2.15% 3/15/19	5,000,000	5,019,680
2.2% 7/27/18	2,742,000	2,763,637
Royal Bank of Scotland Group PLC 1.7777% 3/31/17 (b)	8,504,000	8,499,765
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	3,047,000	3,044,437
The Toronto-Dominion Bank:
1.45% 9/6/18	4,900,000	4,879,410
2.25% 11/5/19	5,000,000	5,031,885
Wells Fargo & Co. 2.15% 1/15/19	10,000,000	10,048,940
Westpac Banking Corp. 1.6% 8/19/19	4,000,000	3,954,380
		340,966,748
Capital Markets - 5.0%
Deutsche Bank AG London Branch:
1.4% 2/13/17	10,666,000	10,661,606
2.5% 2/13/19	4,000,000	3,922,228
2.85% 5/10/19	5,100,000	5,038,341
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,634,493
2% 4/25/19	7,500,000	7,477,313
2.375% 1/22/18	15,673,000	15,769,091
2.625% 1/31/19	13,047,000	13,182,871
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,910,704
2.75% 12/1/20	2,493,000	2,514,345
Lazard Group LLC 6.85% 6/15/17	89,000	91,502
Moody's Corp. 2.75% 7/15/19	2,000,000	2,030,234
Morgan Stanley:
1.875% 1/5/18	23,047,000	23,076,638
2.65% 1/27/20	7,500,000	7,542,353
S&P Global, Inc. 2.5% 8/15/18	1,058,000	1,067,200
UBS AG Stamford Branch:
1.375% 8/14/17	4,735,000	4,734,119
1.5567% 3/26/18 (b)	3,000,000	3,010,800
		109,663,838
Consumer Finance - 4.0%
American Express Credit Corp.:
1.875% 11/5/18	3,904,000	3,916,934
2.25% 5/5/21	5,000,000	4,945,525
2.6% 9/14/20	6,000,000	6,046,716
American Honda Finance Corp. 1.5% 9/11/17 (a)	1,571,000	1,574,241
Capital One Financial Corp. 2.45% 4/24/19	2,492,000	2,510,159
Discover Financial Services 6.45% 6/12/17	7,272,000	7,448,091
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,438,000	2,438,605
1.684% 9/8/17	4,638,000	4,638,612
1.897% 8/12/19	2,000,000	1,966,786
2.145% 1/9/18	18,047,000	18,063,333
2.24% 6/15/18	1,884,000	1,887,173
3% 6/12/17	8,463,000	8,525,838
Hyundai Capital America:
1.45% 2/6/17 (a)	3,160,000	3,160,907
2% 3/19/18 (a)	3,047,000	3,046,086
2% 7/1/19 (a)	4,000,000	3,965,384
2.125% 10/2/17 (a)	2,970,000	2,980,365
Synchrony Financial:
1.875% 8/15/17	4,700,000	4,706,655
2.6% 1/15/19	3,720,000	3,733,775
Toyota Motor Credit Corp. 1.55% 10/18/19	1,833,000	1,813,132
		87,368,317
Diversified Financial Services - 0.2%
AIG Global Funding 1.65% 12/15/17 (a)	3,047,000	3,057,637
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	1,304,000	1,303,297
		4,360,934
Insurance - 3.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,047,283
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,015,402
AIA Group Ltd. 2.25% 3/11/19 (a)	5,167,000	5,189,363
American International Group, Inc.:
2.3% 7/16/19	5,696,000	5,723,443
5.85% 1/16/18	2,077,000	2,171,067
Aon Corp. 5% 9/30/20	1,538,000	1,660,151
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,776,822
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,831,945
MassMutual Global Funding II 1.55% 10/11/19 (a)	5,000,000	4,946,140
MetLife, Inc. 1.756% 12/15/17 (b)	1,142,000	1,144,147
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	6,073,000	6,076,607
1.55% 9/13/19 (a)	5,100,000	5,028,355
New York Life Global Funding:
1.5% 10/24/19 (a)	4,500,000	4,445,640
1.55% 11/2/18 (a)	3,120,000	3,111,645
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	2,009,170
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,745,771
2.25% 10/15/18 (a)	2,500,000	2,524,123
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,924,320
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	658,000	669,928
		66,041,322

TOTAL FINANCIALS		608,401,159

HEALTH CARE - 5.5%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	4,470,000	4,499,153
1.8% 5/14/18	4,368,000	4,365,266
2.5% 5/14/20	2,025,000	2,019,403
Amgen, Inc.:
1.25% 5/22/17	4,784,000	4,786,870
2.2% 5/22/19	3,596,000	3,616,681
Celgene Corp. 2.125% 8/15/18	1,519,000	1,525,716
		20,813,089
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.35% 11/22/19	5,000,000	5,002,340
Becton, Dickinson & Co. 1.8% 12/15/17	3,087,000	3,092,785
Danaher Corp. 1.65% 9/15/18	3,659,000	3,666,439
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,718,613
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,523,958
		20,004,135
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	3,747,000	3,729,116
Cardinal Health, Inc. 1.95% 6/15/18	482,000	483,252
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	6,013,574
UnitedHealth Group, Inc.:
1.7% 2/15/19	1,204,000	1,200,943
1.9% 7/16/18	2,929,000	2,944,187
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,386,569
		15,757,641
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	2,731,000	2,740,348
Pharmaceuticals - 2.7%
Actavis Funding SCS:
1.9254% 3/12/18 (b)	6,095,000	6,146,527
2.35% 3/12/18	6,095,000	6,131,235
3% 3/12/20	1,980,000	2,009,074
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	5,036,000	5,029,519
Mylan N.V. 2.5% 6/7/19 (a)	7,096,000	7,062,209
Perrigo Co. PLC 2.3% 11/8/18	5,435,000	5,440,495
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	10,000,000	9,866,310
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	5,000,000	4,950,985
1.7% 7/19/19	4,516,000	4,430,449
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	895,000	896,655
Zoetis, Inc.:
1.875% 2/1/18	6,887,000	6,876,256
3.45% 11/13/20	437,000	447,202
		59,286,916

TOTAL HEALTH CARE		118,602,129

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	2,197,000	2,199,702
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,017,100
		7,216,802
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	4,962	5,148
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	858,000	850,697
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.4% 10/30/19	5,000,000	4,960,910
Machinery - 0.5%
John Deere Capital Corp.:
1.3% 3/12/18	10,000,000	9,967,500
1.6% 7/13/18	586,000	586,242
		10,553,742
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,200,415
2.625% 9/4/18	1,642,000	1,654,717
		2,855,132

TOTAL INDUSTRIALS		26,442,431

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.5%
Cisco Systems, Inc.:
1.4% 9/20/19	8,000,000	7,906,072
1.65% 6/15/18	3,300,000	3,312,434
		11,218,506
Electronic Equipment & Components - 0.9%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,129,530
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	5,000,000	5,095,330
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	531,316
6.55% 10/1/17	10,064,000	10,488,942
		20,245,118
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,796,376
3.65% 8/22/18	1,415,000	1,452,231
		5,248,607
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 3.1% 10/5/18 (a)	4,000,000	4,058,500

TOTAL INFORMATION TECHNOLOGY		40,770,731

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,819,533
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,408,483
1.55% 1/12/18	6,598,000	6,594,952
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,619,659
		21,442,627
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,507,223

TOTAL MATERIALS		22,949,850

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,383,304
ERP Operating LP 2.375% 7/1/19	1,567,000	1,579,790
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,086,216
4.7% 9/15/17	1,375,000	1,407,181
Select Income REIT 2.85% 2/1/18	1,834,000	1,842,033
		11,298,524
Real Estate Management & Development - 0.5%
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,298,525
Mack-Cali Realty LP 2.5% 12/15/17	1,847,000	1,850,339
Ventas Realty LP 1.25% 4/17/17	1,167,000	1,166,505
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,655,497
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,584,941
		10,555,807

TOTAL REAL ESTATE		21,854,331

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.4%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,774,833
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,582,405
2.3% 3/11/19	2,271,000	2,275,830
2.4% 3/15/17	6,571,000	6,592,941
2.45% 6/30/20	5,444,000	5,388,961
BellSouth Corp. 4.4% 4/26/17 (a)(b)	4,000,000	4,044,772
British Telecommunications PLC:
1.25% 2/14/17	5,562,000	5,564,725
2.35% 2/14/19	2,499,000	2,515,039
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,411,975
Verizon Communications, Inc.:
1.35% 6/9/17	5,000,000	5,008,590
1.375% 8/15/19	6,000,000	5,885,574
1.75% 8/15/21	10,000,000	9,579,360
4.5% 9/15/20	7,000,000	7,471,709
		74,096,714
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,421,460

TOTAL TELECOMMUNICATION SERVICES		78,518,174

UTILITIES - 4.5%
Electric Utilities - 2.3%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,805,000	1,828,328
Duke Energy Corp.:
1.2256% 4/3/17 (b)	4,109,000	4,113,643
1.625% 8/15/17	5,505,000	5,510,351
1.8% 9/1/21	1,183,000	1,139,120
2.1% 6/15/18	5,129,000	5,155,912
Eversource Energy 1.45% 5/1/18	726,000	722,801
Exelon Corp.:
1.55% 6/9/17	326,000	326,048
2.85% 6/15/20	2,121,000	2,147,935
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,064,552
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	3,440,000	3,444,279
1.649% 9/1/18	807,000	805,451
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,388,118
Southern Co.:
1.3% 8/15/17	1,770,000	1,770,724
1.85% 7/1/19	5,000,000	4,981,315
TECO Finance, Inc. 1.4761% 4/10/18 (b)	3,260,000	3,253,304
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,343,469
		50,995,350
Gas Utilities - 0.2%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	5,010,010
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	522,000	521,875
2.7% 6/15/21 (a)	514,000	510,469
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,000,000	2,081,516
Southern Power Co. 1.5% 6/1/18	2,491,000	2,483,086
		5,596,946
Multi-Utilities - 1.7%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	8,517,000	8,519,291
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,645,800
1.6% 8/15/19	1,266,000	1,249,480
1.9% 6/15/18	2,656,000	2,653,915
2.5% 12/1/19	4,588,000	4,641,762
3.1377% 9/30/66 (b)	2,319,000	1,783,311
Public Service Enterprise Group, Inc. 1.6% 11/15/19	1,962,000	1,934,263
Sempra Energy:
1.625% 10/7/19	3,461,000	3,412,972
2.3% 4/1/17	7,873,000	7,892,612
Wisconsin Energy Corp. 1.65% 6/15/18	3,138,000	3,137,178
		36,870,584

TOTAL UTILITIES		98,472,890

TOTAL NONCONVERTIBLE BONDS
(Cost $1,303,110,274)		1,298,955,394

U.S. Treasury Obligations - 19.2%
U.S. Treasury Notes:
0.75% 7/15/19	$244,381,000	$240,829,890
0.875% 6/15/19	50,000,000	49,480,450
1% 9/15/18	35,000,000	34,934,375
1% 11/15/19	35,000,000	34,595,330
1.375% 3/31/20	60,000,000	59,711,700
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $423,736,939)		419,551,745

U.S. Government Agency - Mortgage Securities - 1.4%
Fannie Mae - 0.9%
2.54% 6/1/42 (b)	252,836	262,108
2.545% 10/1/41 (b)	438,205	456,157
2.569% 1/1/40 (b)	413,104	435,028
2.625% 1/1/40 (b)	590,848	623,697
2.665% 2/1/40 (b)	754,382	794,267
2.666% 3/1/40 (b)	297,331	313,685
2.682% 12/1/34 (b)	154,908	163,905
2.685% 12/1/39 (b)	81,899	86,658
2.691% 11/1/34 (b)	176,403	184,424
2.691% 2/1/40 (b)	236,798	250,551
2.695% 2/1/42 (b)	1,370,189	1,423,731
2.735% 5/1/35 (b)	338,350	356,577
2.738% 2/1/35 (b)	337,931	353,991
2.761% 1/1/42 (b)	1,101,088	1,145,303
2.766% 10/1/35 (b)	1,292,953	1,363,400
2.774% 7/1/35 (b)	311,000	328,259
2.798% 12/1/33 (b)	168,607	177,788
2.822% 11/1/36 (b)	389,015	408,643
2.823% 11/1/34 (b)	1,395,389	1,477,682
2.943% 9/1/41 (b)	148,923	154,692
2.951% 3/1/40 (b)	341,316	360,834
2.968% 4/1/35 (b)	527,551	557,168
2.973% 11/1/40 (b)	126,676	133,378
2.975% 10/1/41 (b)	75,676	78,659
3.05% 8/1/41 (b)	81,810	85,692
3.05% 9/1/41 (b)	858,067	891,822
3.236% 7/1/41 (b)	232,886	244,930
3.352% 10/1/41 (b)	129,632	135,503
3.54% 7/1/41 (b)	297,011	309,846
5.5% 10/1/17 to 11/1/34	4,451,068	4,981,721
6.5% 5/1/17 to 8/1/17	6,462	6,533
7% 3/1/17 to 11/1/17	1,817	1,836
7.5% 11/1/31	598	709

TOTAL FANNIE MAE		18,549,177

Freddie Mac - 0.5%
2.654% 11/1/35 (b)	169,373	177,137
2.905% 4/1/40 (b)	254,525	267,996
2.986% 2/1/40 (b)	356,889	377,815
2.993% 8/1/36 (b)	145,414	153,643
3.03% 4/1/40 (b)	239,481	252,528
3.072% 10/1/42 (b)	867,117	910,969
3.13% 8/1/41 (b)	427,978	444,751
3.13% 9/1/41 (b)	265,745	279,862
3.183% 9/1/41 (b)	175,146	182,453
3.221% 4/1/41 (b)	156,022	161,922
3.28% 6/1/41 (b)	187,249	197,021
3.404% 5/1/41 (b)	143,611	152,790
3.5% 8/1/26	4,512,770	4,714,435
3.621% 6/1/41 (b)	232,728	244,673
3.666% 5/1/41 (b)	217,295	228,855
4% 9/1/25 to 4/1/26	1,595,556	1,688,795
4.5% 8/1/18 to 11/1/18	657,798	673,564
5% 4/1/20	303,213	312,353
8.5% 5/1/27 to 7/1/28	37,937	44,884

TOTAL FREDDIE MAC		11,466,446

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	264,785	308,222
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,506,790)		30,323,845

Asset-Backed Securities - 11.6%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$301,817	$295,122
Series 2005-1 Class M1, 1.239% 4/25/35 (b)	136,148	129,397
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.184% 3/25/34 (b)	17,545	17,654
Series 2006-OP1 Class M1, 0.814% 4/25/36 (b)	2,438,062	877,595
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,549,669
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,060,709
Series 2014-3 Class A, 1.33% 3/15/19	6,080,000	6,081,243
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,161,773
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,342,171
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	867,928	867,876
Series 2015-2 Class A3, 1.27% 1/8/20	2,000,000	1,999,970
Series 2015-3 Class A3, 1.54% 3/9/20	4,500,000	4,504,016
Series 2016-1 Class A3, 2.14% 10/8/20	1,597,000	1,602,075
Series 2016-2 Class A2A, 1.42% 10/8/19	1,816,331	1,818,066
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.359% 4/25/34 (b)	18,431	15,345
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	115,119	110,685
Series 2004-W7 Class M1, 1.359% 5/25/34 (b)	60,097	57,423
Series 2006-W4 Class A2C, 0.694% 5/25/36 (b)	228,997	77,601
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	995,000	995,746
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.25% 1/22/19	4,320,000	4,322,348
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	1,942,759	1,943,359
Series 2015-2 Class A2, 1.39% 9/20/18	1,744,000	1,744,984
Capital One Multi-Asset Execution Trust:
Series 2016-A3 Class A3, 1.34% 4/15/22	5,080,000	5,047,980
Series 2016-A4 Class A4, 1.4% 6/15/22	4,194,000	4,156,950
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	2,253,887	2,255,837
Series 2015-2 Class A3, 1.37% 3/16/20	3,000,000	3,001,284
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	3,622,000	3,592,806
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (b)	369,893	234,310
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,058,062
Series 2016-A2 Class A, 1.37% 6/15/21	5,057,000	5,019,187
Series 2016-A5 Class A5, 1.27% 7/15/21	5,070,000	5,019,592
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.6% 1/15/20 (a)	3,398,000	3,394,279
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	3,025,703	3,027,347
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,241,703
Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,128,932
Series 2016-A1 Class A1, 0% 11/19/21	5,165,000	5,164,723
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1.092% 7/25/34 (b)	91,880	80,325
Series 2004-3 Class M4, 2.047% 4/25/34 (b)	11,898	11,074
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	17,863	17,026
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	1,000,000	1,000,225
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	891,635	892,167
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,578,080
Series 2016-A1 Class A1, 1.64% 7/15/21	3,050,000	3,055,177
Series 2016-A4 Class A4, 1.39% 3/15/22	4,210,000	4,181,241
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	307,829	307,660
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,599,440	1,597,178
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	2,455,503	2,453,726
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,067,000	2,066,460
Fannie Mae Series 2004-T5:
Class AB1, 0.9911% 5/28/35 (b)	184,598	168,045
Class AB3, 1.2774% 5/28/35 (b)	83,201	72,272
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,073,487	2,092,571
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	10,886,000	11,012,257
Series 2015-2 Class A, 2.44% 1/15/27 (a)	2,203,000	2,231,543
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	14,971,000	14,997,753
Series 2014-4 Class A1, 1.4% 8/15/19	5,194,000	5,200,806
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,811,607
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,012,538
Series 2016-3 Class A1, 1.55% 7/15/21	2,000,000	1,987,925
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.959% 11/25/34 (b)	124,981	12,650
Class M5, 2.034% 11/25/34 (b)	24,176	287
Series 2005-A:
Class M3, 1.269% 1/25/35 (b)	194,673	179,560
Class M4, 1.554% 1/25/35 (b)	71,232	38,823
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	314,192	262,614
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	3,959,000	3,965,292
Series 2015-2 Class A3, 1.68% 12/20/18	2,453,000	2,459,946
Series 2016-2 Class A2A, 1.49% 10/22/18	3,296,000	3,295,523
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,475,210
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,060,000	3,058,752
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (b)	17,264	16,174
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	62,458	59,603
Series 2004-1 Class M2, 2.234% 6/25/34 (b)	62,470	57,857
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	274,769	201,952
Huntington Auto Trust Series 2016-1 Class A3, 1.57% 11/16/20	2,066,000	2,065,891
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,500,000	2,503,161
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	1,030,000	1,032,826
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	1,961,000	1,962,080
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	1,723	1,720
Series 2006-A Class 2C, 2.0029% 3/27/42 (b)	157,000	79,184
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.684% 7/25/36 (b)	2,281,075	1,119,939
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	3,998,000	3,987,215
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (b)	7,074	6,212
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (b)	10,580	10,152
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	498	284
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	184,729	178,334
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	111,970	101,690
Series 2005-NC1 Class M1, 1.194% 1/25/35 (b)	39,077	36,485
Series 2005-NC2 Class B1, 2.289% 3/25/35 (b)	31,953	1,179
Series 2006-NC4 Class A2D, 0.774% 6/25/36 (b)	2,174,447	1,578,404
Navient Student Loan Trust Series 2016-6A Class A1, 1% 3/25/66 (a)(b)	5,000,000	5,002,126
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	3,752,000	3,731,292
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,573,535
Series 2016-A Class A2, 1.54% 6/15/21	3,165,000	3,150,515
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.493% 10/30/45 (b)	537,659	510,776
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	1,007,792	963,871
Class M4, 2.709% 9/25/34 (b)	140,224	92,389
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (b)	302,836	288,080
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (b)	1,048	941
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	1,542,453	1,544,189
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (b)	122,349	115,233
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.76% 3/25/20 (a)	2,354,000	2,343,453
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.8003% 6/15/33 (b)	509,952	491,722
Series 2004-B:
Class A2, 1.0503% 6/15/21 (b)	167,779	167,412
Class C, 1.7203% 9/15/33 (b)	678,046	638,679
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	149,000	149,376
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	3,008,163
Series 2016-1 Class A, 2.04% 3/15/22	1,500,000	1,508,859
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	2,818,000	2,816,538
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	117,662	109,184
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	3,500,000	3,504,813
Series 2016-B Class A3, 1.51% 4/15/20	1,708,000	1,706,741
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	2,289,000	2,277,521
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,592,000	3,575,429
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,226,000	4,219,904
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	2,968,000	2,965,812
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	3,732,000	3,738,784
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,480,000	2,483,445
TOTAL ASSET-BACKED SECURITIES
(Cost $252,404,001)		252,173,256

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7903% 4/26/36 (a)(b)	278,718	276,546
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0717% 5/27/35 (a)(b)	1,066,143	1,092,379
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	101,805	95,639
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.879% 6/10/35 (a)(b)	37,554	26,556
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	4,320	4,229

TOTAL PRIVATE SPONSOR		1,495,349

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,154,087	1,199,134
planned amortization class Series 2012-94 Class E, 3% 6/25/22	496,730	505,296
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	148,775	165,974
Series 2009-31 Class A, 4% 2/25/24	75,657	76,423
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	934,361	961,115
Series 3949 Class MK, 4.5% 10/15/34	753,751	799,262

TOTAL U.S. GOVERNMENT AGENCY		3,707,204

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,288,903)		5,202,553

Commercial Mortgage Securities - 5.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (b)(c)	204,579	2,856
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	3,759,000	3,807,713
Series 2007-5 Class A1A, 5.361% 2/10/51	7,807,256	7,970,819
Series 2007-2 Class A1A, 5.5863% 4/10/49 (b)	2,693,985	2,713,441
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	1,110,591	1,118,746
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	2,134,855	2,128,062
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6846% 5/15/32 (a)(b)	2,087,701	2,088,446
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	546,603	487,866
Class B1, 1.992% 1/25/36 (a)(b)	21,948	17,892
Class M1, 1.042% 1/25/36 (a)(b)	174,505	149,458
Class M2, 1.062% 1/25/36 (a)(b)	56,737	47,741
Class M3, 1.092% 1/25/36 (a)(b)	75,198	63,106
Class M4, 1.202% 1/25/36 (a)(b)	41,729	34,468
Class M5, 1.242% 1/25/36 (a)(b)	41,729	33,186
Class M6, 1.292% 1/25/36 (a)(b)	42,376	33,080
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	325,686	293,672
Series 2007-2A:
Class A1, 0.862% 7/25/37 (a)(b)	65,948	58,047
Class A2, 0.912% 7/25/37 (a)(b)	61,812	50,127
Series 2007-3:
Class A2, 0.882% 7/25/37 (a)(b)	81,938	67,100
Class M1, 0.902% 7/25/37 (a)(b)	61,716	48,367
Class M2, 0.932% 7/25/37 (a)(b)	66,197	50,216
Class M3, 0.962% 7/25/37 (a)(b)	107,416	79,710
Class M4, 1.092% 7/25/37 (a)(b)	168,472	115,873
Class M5, 1.192% 7/25/37 (a)(b)	79,968	41,119
Series 2007-4A:
Class A2, 1.084% 9/25/37 (a)(b)	863,647	569,462
Class M1, 1.484% 9/25/37 (a)(b)	37,382	9,289
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	5,358,550	1
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (a)(b)	83,591	83,156
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,890,390	1,933,747
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.9346% 12/15/27 (a)(b)	3,815,869	3,826,656
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,188,137	1,194,100
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.8131% 12/10/49 (b)	1,944,716	1,972,092
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.2983% 12/10/49 (b)	5,476,761	5,632,046
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	1,682,000	1,675,468
CSMC Series 2015-TOWN Class A, 1.7846% 3/15/17 (a)(b)	4,340,000	4,340,765
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8346% 12/15/34 (a)(b)	7,330,566	7,355,713
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,123,449	1,127,588
Series 2007-C1 Class A1A, 5.483% 12/10/49	3,729,906	3,749,221
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.5346% 7/15/31 (a)(b)	786,911	778,927
Series 2016-ICE2 Class A, 2.4646% 2/15/33 (a)(b)	2,252,000	2,264,033
sequential payer Series 2012-GCJ7 Class A4, 3.377% 5/10/45	5,138,000	5,377,184
Series 2016-GS4 Class A1, 1.532% 11/10/49	513,000	511,926
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	1,996	1,991
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.778% 11/15/29 (a)(b)	2,039,000	2,044,726
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	9,100,000	9,012,598
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4382% 4/15/27 (a)(b)	3,927,912	3,874,731
Series 2014-FL5 Class A, 1.5043% 7/15/31 (a)(b)	1,930,994	1,931,512
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	256,964	256,638
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (b)	2,206,024	2,220,437
Series 2007-LDPX Class A3, 5.42% 1/15/49	2,662,414	2,669,904
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,427,718	1,473,497
Series 2013-C10, Class A1, 0.7302% 12/15/47	282,545	282,023
Series 2007-CB19 Class A1A, 5.7148% 2/12/49 (b)	3,030,952	3,058,829
Series 2016-WP Class TA, 1.978% 10/15/33 (a)(b)	1,463,000	1,465,295
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,862,331	1,913,432
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.3346% 9/15/28 (a)(b)	2,041,953	2,058,670
Morgan Stanley BAML Trust sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	3,533,328	3,545,496
Morgan Stanley Capital I Trust:
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	667,245	669,614
Series 2007-IQ14 Class A4, 5.692% 4/15/49	3,356,105	3,370,984
Series 2007-T27 Class A1A, 5.6421% 6/11/42 (b)	3,433,364	3,482,187
Series 2016-BNK2 Class A1, 1.544% 11/15/49	1,301,000	1,288,889
SCG Trust Series 2013-SRP1 Class A, 1.9346% 11/15/26 (a)(b)	2,729,000	2,719,918
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A4, 5.9588% 2/15/51 (b)	1,680,954	1,691,896
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	350,860	350,196
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.8846% 6/15/29 (a)(b)	2,345,000	2,346,110
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	2,933,333	2,940,003
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,454,000	1,452,495
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	441,000	450,305
Series 2013-C16 Class ASB, 3.963% 9/15/46	922,000	982,137
Series 2013-C13 Class A1, 0.778% 5/15/45	372,117	370,943
Series 2013-C14 Class A1, 0.836% 6/15/46	468,355	466,754
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $123,484,249)		122,294,695

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $3,004,507)	2,850,000	3,027,783

Bank Notes - 1.6%
Capital One Bank NA:
1.2% 2/13/17	$4,450,000	$4,449,466
1.3% 6/5/17	4,265,000	4,262,330
Capital One NA:
1.5% 9/5/17	3,078,000	3,074,747
1.65% 2/5/18	4,571,000	4,562,448
Citizens Bank NA 2.3% 12/3/18	1,351,000	1,359,869
Fifth Third Bank 2.375% 4/25/19	6,000,000	6,051,834
KeyBank NA:
1.65% 2/1/18	1,763,000	1,763,679
2.5% 12/15/19	1,749,000	1,768,855
Manufacturers & Traders Trust Co. 1.4% 7/25/17	4,784,000	4,790,803
Marshall & Ilsley Bank 5% 1/17/17	209,000	209,792
UBS AG Stamford Branch 1.8% 3/26/18	3,416,000	3,416,704
TOTAL BANK NOTES
(Cost $35,734,229)		35,710,527

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $4,938,222)	5,000,000	4,940,403
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.39% (d)
(Cost $5,222,826)	5,221,850	5,222,894
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,187,430,940)		2,177,403,095
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,136,444
NET ASSETS - 100%		$2,181,539,539

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,050,705 or 15.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,773
Total	$13,773

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,298,955,394	$--	$1,298,955,394	$--
U.S. Government and Government Agency Obligations	419,551,745	--	419,551,745	--
U.S. Government Agency - Mortgage Securities	30,323,845	--	30,323,845	--
Asset-Backed Securities	252,173,256	--	251,381,118	792,138
Collateralized Mortgage Obligations	5,202,553	--	5,175,997	26,556
Commercial Mortgage Securities	122,294,695	--	122,137,702	156,993
Municipal Securities	3,027,783	--	3,027,783	--
Bank Notes	35,710,527	--	35,710,527	--
Commercial Paper	4,940,403	--	4,940,403	--
Money Market Funds	5,222,894	5,222,894	--	--
Total Investments in Securities:	$2,177,403,095	$5,222,894	$2,171,204,514	$975,687

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,186,836,315. Net unrealized depreciation aggregated $9,433,220, of which $2,994,392 related to appreciated investment securities and $12,427,612 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

November 30, 2016

STP-QTLY-0117
1.813036.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 2.0%
American Honda Finance Corp.:
1.5% 11/19/18	$9,394	$9,381
1.7% 2/22/19	6,267	6,255
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	13,451	13,457
1.5% 7/5/19 (a)	10,750	10,564
1.65% 3/2/18 (a)	7,774	7,762
1.65% 5/18/18 (a)	11,600	11,570
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	9,928
2.4% 4/10/18	13,827	13,833
2.4% 5/9/19	5,000	4,953
3.15% 1/15/20	2,000	2,008
4.2% 3/1/21	6,000	6,163
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	12,558	12,532
1.65% 5/22/18 (a)	6,300	6,262
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	7,444	7,420
2.375% 3/22/17 (a)	5,868	5,885
		127,973
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.1% 12/7/18	2,564	2,581
Media - 1.3%
21st Century Fox America, Inc. 4.5% 2/15/21	15,000	16,109
CBS Corp. 2.3% 8/15/19	5,200	5,217
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	6,280	6,406
Comcast Corp. 6.3% 11/15/17	12,000	12,556
COX Communications, Inc. 6.25% 6/1/18 (a)	1,810	1,908
Time Warner Cable, Inc. 5.85% 5/1/17	17,093	17,395
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,434
6.875% 6/15/18	9,300	9,982
Viacom, Inc. 2.2% 4/1/19	7,774	7,744
		83,751

TOTAL CONSUMER DISCRETIONARY		214,305

CONSUMER STAPLES - 3.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,625
2.65% 2/1/21	22,878	22,951
		49,576
Food & Staples Retailing - 0.5%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,648
2.25% 12/5/18	5,000	5,037
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,551	1,556
1.75% 5/30/18	9,262	9,275
		32,516
Food Products - 0.2%
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,063
Tyson Foods, Inc. 2.65% 8/15/19	6,460	6,523
		10,586
Tobacco - 1.7%
BAT International Finance PLC:
1.3603% 6/15/18 (a)(b)	10,000	10,003
1.85% 6/15/18 (a)	30,000	30,002
2.75% 6/15/20 (a)	12,080	12,155
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,714
2.05% 7/20/18 (a)	25,710	25,753
Philip Morris International, Inc. 1.375% 2/25/19	15,998	15,849
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,708
3.25% 6/12/20	4,439	4,562
		108,746

TOTAL CONSUMER STAPLES		201,424

ENERGY - 3.5%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.25% 3/16/18	449	445
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,304
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,933
		30,682
Oil, Gas & Consumable Fuels - 3.0%
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,134
1.674% 2/13/18	8,500	8,501
1.676% 5/3/19	3,128	3,105
1.846% 5/5/17	6,953	6,970
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,465
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,140
ConocoPhillips Co.:
1.5% 5/15/18	15,988	15,919
2.2% 5/15/20	2,000	1,977
DCP Midstream Operating LP 2.7% 4/1/19	544	541
Enbridge, Inc. 1.2893% 6/2/17 (b)	11,191	11,180
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,460
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,636
2.55% 10/15/19	1,251	1,262
Exxon Mobil Corp. 1.708% 3/1/19	17,000	16,976
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	574
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,903
3.05% 12/1/19	9,592	9,713
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,711
Petro-Canada 6.05% 5/15/18	7,774	8,219
Petroleos Mexicanos:
3.125% 1/23/19	1,067	1,055
5.5% 2/4/19 (a)	6,500	6,741
Phillips 66 Co. 2.95% 5/1/17	3,315	3,339
Schlumberger Investment SA 1.25% 8/1/17 (a)	10,365	10,360
Shell International Finance BV 2.125% 5/11/20	9,067	9,033
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,258
1.875% 1/12/18	12,481	12,482
3.125% 1/15/19	5,527	5,643
		192,297

TOTAL ENERGY		222,979

FINANCIALS - 22.9%
Banks - 14.1%
Bank of America Corp.:
2% 1/11/18	13,609	13,638
2.6% 1/15/19	20,519	20,700
2.65% 4/1/19	8,000	8,081
3.875% 3/22/17	5,429	5,473
Bank of Montreal 1.4% 4/10/18	6,800	6,784
Bank of Nova Scotia:
1.3% 7/21/17	14,000	14,012
1.375% 12/18/17	6,674	6,666
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	11,579	11,560
1.7% 3/5/18 (a)	19,024	18,969
Barclays PLC:
2% 3/16/18	6,150	6,131
2.75% 11/8/19	14,000	13,948
3.25% 1/12/21	6,858	6,811
BNP Paribas 2.375% 9/14/17	15,444	15,547
BNP Paribas SA 2.7% 8/20/18	12,311	12,483
BPCE SA:
1.625% 2/10/17	8,033	8,036
2.5% 12/10/18	18,000	18,177
Capital One NA 2.35% 8/17/18	10,500	10,565
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,239
1.85% 11/24/17	7,774	7,796
2.05% 6/7/19	31,921	31,845
2.15% 7/30/18	5,750	5,770
2.5% 9/26/18	12,200	12,320
2.5% 7/29/19	8,367	8,422
Citizens Bank NA:
1.6% 12/4/17	12,071	12,051
2.45% 12/4/19	1,240	1,246
2.55% 5/13/21	10,093	10,037
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,491
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,036
Credit Suisse New York Branch:
1.375% 5/26/17	25,519	25,514
1.4271% 5/26/17 (b)	8,595	8,599
1.75% 1/29/18	15,547	15,525
Discover Bank:
2% 2/21/18	20,473	20,479
2.6% 11/13/18	7,250	7,320
Fifth Third Bancorp 4.5% 6/1/18	5,894	6,102
Fifth Third Bank 2.15% 8/20/18	7,388	7,435
HSBC Bank PLC 1.5% 5/15/18 (a)	7,320	7,280
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,932
2.625% 9/24/18	6,383	6,454
Huntington National Bank 2% 6/30/18	12,100	12,123
ING Bank NV:
1.5356% 10/1/19 (a)(b)	5,200	5,216
1.8% 3/16/18 (a)	16,562	16,553
Intesa Sanpaolo SpA:
2.375% 1/13/17	26,825	26,844
3.875% 1/16/18	7,000	7,107
JPMorgan Chase & Co.:
1.7% 3/1/18	25,155	25,147
2% 8/15/17	1,642	1,649
2.2% 10/22/19	3,329	3,339
2.35% 1/28/19	4,485	4,519
KeyBank NA 1.7% 6/1/18	9,131	9,139
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,175
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,350
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	9,172	9,164
Mizuho Bank Ltd.:
1.3067% 9/25/17 (a)(b)	12,071	12,063
1.4967% 3/26/18 (a)(b)	8,050	8,051
1.55% 10/17/17 (a)	20,676	20,648
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,790	1,784
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,216
PNC Bank NA:
1.45% 7/29/19	12,033	11,877
1.5% 2/23/18	8,053	8,048
1.8% 11/5/18	11,500	11,515
Regions Financial Corp. 3.2% 2/8/21	6,820	6,935
Royal Bank of Canada:
1.5% 1/16/18	13,690	13,680
1.5% 6/7/18	12,000	11,964
1.5% 7/29/19	12,690	12,520
2.2% 7/27/18	7,079	7,135
Royal Bank of Scotland Group PLC 1.7777% 3/31/17 (b)	31,778	31,762
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,630
1.8% 7/18/17	10,796	10,818
2.05% 1/18/19	16,150	16,113
The Toronto-Dominion Bank:
1.45% 9/6/18	10,000	9,958
1.45% 8/13/19	14,925	14,716
Wells Fargo & Co. 1.5% 1/16/18	30,480	30,411
Westpac Banking Corp.:
1.5% 12/1/17	12,071	12,074
1.6% 8/19/19	12,000	11,863
2% 8/14/17	12,667	12,731
		893,311
Capital Markets - 3.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	28,439	28,427
1.875% 2/13/18	8,123	8,019
2.5% 2/13/19	1,000	981
2.85% 5/10/19	16,350	16,152
Goldman Sachs Group, Inc.:
1.5862% 5/22/17 (b)	11,000	11,020
1.748% 9/15/17	22,837	22,886
2% 4/25/19	9,100	9,072
2.375% 1/22/18	13,689	13,773
2.55% 10/23/19	830	835
2.625% 1/31/19	20,185	20,395
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,360
2.75% 12/1/20	7,267	7,329
Lazard Group LLC 6.85% 6/15/17	233	240
Moody's Corp. 2.75% 7/15/19	8,543	8,672
Morgan Stanley:
1.875% 1/5/18	14,774	14,793
2.375% 7/23/19	5,730	5,750
2.5% 1/24/19	15,000	15,128
2.65% 1/27/20	12,000	12,068
S&P Global, Inc. 2.5% 8/15/18	3,751	3,784
UBS AG Stamford Branch:
1.375% 6/1/17	4,550	4,550
1.375% 8/14/17	12,423	12,421
		220,655
Consumer Finance - 3.1%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,826
2.25% 5/5/21	9,000	8,902
2.6% 9/14/20	16,520	16,649
Capital One Financial Corp. 2.45% 4/24/19	6,180	6,225
Discover Financial Services 6.45% 6/12/17	19,178	19,642
Ford Motor Credit Co. LLC:
1.461% 3/27/17	6,562	6,564
1.684% 9/8/17	12,224	12,226
1.897% 8/12/19	10,000	9,834
2.145% 1/9/18	8,595	8,603
2.24% 6/15/18	7,891	7,904
3% 6/12/17	21,729	21,890
Hyundai Capital America:
1.45% 2/6/17 (a)	8,360	8,362
2% 3/19/18 (a)	7,774	7,772
2% 7/1/19 (a)	9,125	9,046
2.125% 10/2/17 (a)	9,137	9,169
2.875% 8/9/18 (a)	583	590
Synchrony Financial:
1.875% 8/15/17	10,823	10,838
2.6% 1/15/19	20,271	20,346
Toyota Motor Credit Corp. 1.55% 10/18/19	5,644	5,583
		197,971
Diversified Financial Services - 0.2%
AIG Global Funding 1.65% 12/15/17 (a)	8,185	8,214
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	5,406	5,403
		13,617
Insurance - 2.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,107
AFLAC, Inc. 2.4% 3/16/20	13,291	13,359
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,035
American International Group, Inc.:
2.3% 7/16/19	14,978	15,050
5.85% 1/16/18	7,518	7,858
Aon Corp. 5% 9/30/20	5,671	6,121
Assurant, Inc. 2.5% 3/15/18	7,873	7,936
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,435
MetLife, Inc. 1.756% 12/15/17 (b)	2,988	2,994
Metropolitan Life Global Funding I 1.5% 1/10/18 (a)	15,958	15,967
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,227
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,776
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,682
Prudential Financial, Inc. 2.3% 8/15/18	6,074	6,129
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,742	1,774
		126,450

TOTAL FINANCIALS		1,452,004

HEALTH CARE - 5.1%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	11,732	11,809
1.8% 5/14/18	15,781	15,771
2.5% 5/14/20	7,370	7,350
Amgen, Inc.:
1.25% 5/22/17	12,550	12,558
2.2% 5/22/19	8,204	8,251
Celgene Corp. 2.125% 8/15/18	5,502	5,526
		61,265
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories 2.35% 11/22/19	15,000	15,007
Becton, Dickinson & Co. 1.8% 12/15/17	8,174	8,189
Medtronic, Inc. 1.5% 3/15/18	9,841	9,843
Zimmer Biomet Holdings, Inc. 2% 4/1/18	11,880	11,885
		44,924
Health Care Providers & Services - 0.8%
Aetna, Inc. 1.9% 6/7/19	12,215	12,157
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,770
Express Scripts Holding Co. 1.25% 6/2/17	15,770	15,766
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,182
1.9% 7/16/18	10,738	10,794
WellPoint, Inc. 1.875% 1/15/18	3,692	3,696
		48,365
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	3,048	3,058
Pharmaceuticals - 2.6%
Actavis Funding SCS:
1.9254% 3/12/18 (b)	15,958	16,093
2.35% 3/12/18	15,547	15,639
3% 3/12/20	5,204	5,280
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,183
Mylan N.V. 2.5% 6/7/19 (a)	17,230	17,148
Perrigo Co. PLC:
2.3% 11/8/18	17,272	17,289
3.5% 3/15/21	5,024	5,083
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,733
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,755
1.7% 7/19/19	14,682	14,404
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,046
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,094
3.45% 11/13/20	1,708	1,748
		165,495

TOTAL HEALTH CARE		323,107

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	5,826	5,833
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,411
		23,244
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	11	12
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	2,790	2,766
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,777
Machinery - 0.0%
John Deere Capital Corp. 1.6% 7/13/18	2,138	2,139
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,144
2.625% 9/4/18	5,039	5,078
		8,222

TOTAL INDUSTRIALS		42,160

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,644
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	10,803	10,817
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,053
Tyco Electronics Group SA:
2.375% 12/17/18	1,388	1,402
6.55% 10/1/17	25,736	26,823
		53,095
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,589
3.65% 8/22/18	3,751	3,850
		13,439
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
2.5979% 10/5/17 (a)(b)	13,030	13,176
3.1% 10/5/18 (a)	16,730	16,975
		30,151

TOTAL INFORMATION TECHNOLOGY		108,329

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,002
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,703
1.55% 1/12/18	12,134	12,128
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,979
		38,812
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,988

TOTAL MATERIALS		42,800

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	9,963
ERP Operating LP 2.375% 7/1/19	7,103	7,161
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,760
4.7% 9/15/17	6,357	6,506
Select Income REIT 2.85% 2/1/18	5,193	5,216
		31,606
Real Estate Management & Development - 0.4%
Essex Portfolio LP 5.5% 3/15/17	5,190	5,246
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,856
Ventas Realty LP 1.25% 4/17/17	3,068	3,067
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,350
Washington Prime Group LP 3.85% 4/1/20	9,340	9,376
		26,895

TOTAL REAL ESTATE		58,501

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,873
AT&T, Inc.:
1.4% 12/1/17	6,884	6,863
2.3% 3/11/19	7,280	7,295
2.45% 6/30/20	6,309	6,245
BellSouth Corp. 4.4% 4/26/17 (a)(b)	22,000	22,246
British Telecommunications PLC 2.35% 2/14/19	7,475	7,523
CenturyLink, Inc. 5.15% 6/15/17	8,649	8,692
Verizon Communications, Inc.:
1.375% 8/15/19	30,100	29,526
4.5% 9/15/20	12,500	13,342
		111,605
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 1.5% 2/19/18	6,383	6,359

TOTAL TELECOMMUNICATION SERVICES		117,964

UTILITIES - 3.4%
Electric Utilities - 1.8%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,673
Duke Energy Corp.:
1.625% 8/15/17	3,931	3,935
1.8% 9/1/21	3,796	3,655
2.1% 6/15/18	11,853	11,915
Eversource Energy 1.45% 5/1/18	1,897	1,889
Exelon Corp.:
1.55% 6/9/17	1,190	1,190
2.85% 6/15/20	6,843	6,930
FirstEnergy Corp. 2.75% 3/15/18	21,485	21,656
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	11,554	11,568
1.649% 9/1/18	2,594	2,589
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,531
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,640
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,012
Southern Co. 1.85% 7/1/19	16,250	16,189
TECO Finance, Inc. 1.4761% 4/10/18 (b)	13,000	12,973
		114,345
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,698	1,698
2.7% 6/15/21 (a)	1,671	1,660
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,285
Southern Power Co.:
1.5% 6/1/18	9,011	8,982
1.85% 12/1/17	2,439	2,447
		22,072
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
1.4% 9/15/17	4,458	4,452
1.6% 8/15/19	4,062	4,009
1.9% 6/15/18	9,703	9,695
2.5% 12/1/19	10,591	10,715
3.1377% 9/30/66 (b)	6,389	4,913
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	5,985
Sempra Energy:
1.625% 10/7/19	10,647	10,499
2.3% 4/1/17	17,962	18,007
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,456
		78,731

TOTAL UTILITIES		215,148

TOTAL NONCONVERTIBLE BONDS
(Cost $3,002,703)		2,998,721

U.S. Government and Government Agency Obligations - 21.8%
U.S. Government Agency Obligations - 2.1%
Fannie Mae:
0.875% 8/2/19	$30,311	$29,892
1% 2/26/19	75,198	74,767
1.125% 12/14/18	158	158
1.875% 9/18/18	114	115
Federal Home Loan Bank 0.875% 6/29/18	25,155	25,072

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		130,004

U.S. Treasury Obligations - 19.7%
U.S. Treasury Notes:
0.75% 7/15/19	491,094	483,962
0.875% 6/15/19	261,764	259,044
1.125% 1/15/19	102,484	102,392
1.375% 2/28/19	86,134	86,474
1.375% 3/31/20	322,000	320,453

TOTAL U.S. TREASURY OBLIGATIONS		1,252,325

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,395,842)		1,382,329

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.3%
2.446% 2/1/44 (b)	713	733
2.477% 4/1/44 (b)	1,070	1,098
2.511% 2/1/44 (b)	611	627
2.54% 6/1/42 (b)	659	683
2.545% 10/1/41 (b)	1,182	1,231
2.558% 1/1/44 (b)	1,104	1,136
2.569% 1/1/40 (b)	1,141	1,202
2.594% 5/1/44 (b)	1,143	1,171
2.625% 1/1/40 (b)	1,348	1,423
2.646% 5/1/44 (b)	1,968	2,034
2.652% 4/1/44 (b)	2,708	2,794
2.665% 2/1/40 (b)	1,721	1,812
2.666% 3/1/40 (b)	792	836
2.682% 12/1/34 (b)	441	466
2.685% 12/1/39 (b)	227	240
2.691% 11/1/34 (b)	502	525
2.691% 2/1/40 (b)	540	572
2.695% 2/1/42 (b)	3,593	3,733
2.735% 5/1/35 (b)	962	1,014
2.738% 2/1/35 (b)	982	1,029
2.761% 1/1/42 (b)	2,888	3,004
2.766% 10/1/35 (b)	3,186	3,359
2.774% 7/1/35 (b)	1,399	1,477
2.798% 12/1/33 (b)	499	526
2.822% 11/1/36 (b)	1,117	1,173
2.823% 11/1/34 (b)	3,183	3,371
2.943% 9/1/41 (b)	393	408
2.951% 3/1/40 (b)	937	991
2.968% 4/1/35 (b)	1,269	1,340
2.973% 11/1/40 (b)	334	352
2.975% 10/1/41 (b)	206	214
3.05% 8/1/41 (b)	218	228
3.05% 8/1/41 (b)	202	215
3.05% 9/1/41 (b)	2,295	2,385
3.236% 7/1/41 (b)	610	641
3.352% 10/1/41 (b)	342	357
3.5% 1/1/26 to 9/1/29	22,388	23,391
3.54% 7/1/41 (b)	779	813
4.5% 6/1/19 to 7/1/20	93	95
5.5% 10/1/17 to 11/1/34	12,056	13,479
6.5% 5/1/17 to 8/1/17	15	15
7% 3/1/17 to 11/1/18	4	4
7.5% 11/1/31	1	2

TOTAL FANNIE MAE		82,199

Freddie Mac - 0.5%
2.654% 11/1/35 (b)	496	519
2.905% 4/1/40 (b)	698	735
2.986% 2/1/40 (b)	814	862
2.993% 8/1/36 (b)	406	429
3.03% 4/1/40 (b)	658	694
3.072% 10/1/42 (b)	2,271	2,386
3.13% 8/1/41 (b)	1,144	1,189
3.13% 9/1/41 (b)	710	747
3.183% 9/1/41 (b)	462	482
3.221% 4/1/41 (b)	407	422
3.28% 6/1/41 (b)	489	515
3.404% 5/1/41 (b)	379	403
3.5% 8/1/26	11,897	12,429
3.621% 6/1/41 (b)	610	641
3.666% 5/1/41 (b)	569	600
4% 6/1/24 to 4/1/26	5,431	5,744
4.5% 8/1/18 to 11/1/18	1,749	1,791
5% 4/1/20	692	713
8.5% 5/1/26 to 7/1/28	112	132

TOTAL FREDDIE MAC		31,433

Ginnie Mae - 0.0%
5.5% 6/15/35	197	227
7% 1/15/25 to 8/15/32	738	860

TOTAL GINNIE MAE		1,087

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $113,622)		114,719

Asset-Backed Securities - 16.6%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$867	$848
Series 2005-1 Class M1, 1.239% 4/25/35 (b)	380	361
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.184% 3/25/34 (b)	40	40
Series 2006-OP1 Class M1, 0.814% 4/25/36 (b)	5,562	2,002
Ally Auto Receivables Trust:
Series 2015-1 Class A3, 1.39% 9/16/19	8,488	8,503
Series 2015-SN1 Class A3, 1.21% 12/20/17	2,207	2,207
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	4,069	4,081
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,414
Series 2014-3 Class A, 1.33% 3/15/19	29,197	29,203
Series 2014-4 Class A2, 1.43% 6/17/19	12,365	12,378
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,961
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,168
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	16,368	16,411
Series 2014-4 Class A, 1.43% 6/15/20	5,022	5,032
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class A3, 0.9% 2/8/19	953	953
Series 2014-2 Class A3, 0.94% 2/8/19	4,454	4,449
Series 2014-4 Class A3, 1.27% 7/8/19	2,298	2,298
Series 2015-2 Class A3, 1.27% 1/8/20	9,500	9,500
Series 2016-1 Class A3, 2.14% 10/8/20	6,338	6,358
Series 2016-2 Class A2A, 1.42% 10/8/19	7,265	7,272
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.359% 4/25/34 (b)	53	44
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	330	318
Series 2004-W7 Class M1, 1.359% 5/25/34 (b)	137	131
Series 2006-W4 Class A2C, 0.694% 5/25/36 (b)	664	225
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.904% 3/25/36 (b)	4	0
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	15,889	15,901
BMW Vehicle Lease Trust:
Series 2015-1 Class A3, 1.24% 12/20/17	1,031	1,031
Series 2016-2 Class A2, 1.25% 1/22/19	10,000	10,005
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.41% 11/25/20	8,930	8,880
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	5,204	5,206
Series 2015-2 Class A2, 1.39% 9/20/18	6,310	6,314
Series 2016-1 Class A3, 1.71% 4/20/20	7,385	7,396
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	15,293	15,332
Series 2015-A1 Class A, 1.39% 1/15/21	17,120	17,138
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,505
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,644
Series 2016-A4 Class A4, 1.4% 6/15/22	13,463	13,344
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	973	973
Series 2015-1 Class A3, 1.38% 11/15/19	5,143	5,148
Series 2015-3 Class A3, 1.63% 5/15/20	5,761	5,781
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,131
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (b)	1,073	679
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	15,127	15,153
Series 2015-A2, Class A, 1.59% 2/18/20	9,668	9,703
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,504
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,317
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,682
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	10,840	10,843
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	10,546	10,534
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	8,342	8,347
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	15,490	15,576
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.8342% 3/25/32 (b)	7	7
Series 2004-2 Class 3A4, 1.092% 7/25/34 (b)	261	228
Series 2004-3 Class M4, 2.047% 4/25/34 (b)	34	32
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	50	48
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	5,800	5,801
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	3,864	3,866
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,262
Series 2014-A5 Class A, 1.39% 4/15/20	12,080	12,099
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	22,064
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,650
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,519
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	830	830
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	6,960	6,951
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	6,484	6,480
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	6,817	6,815
Fannie Mae Series 2004-T5:
Class AB1, 0.9911% 5/28/35 (b)	546	497
Class AB3, 1.2774% 5/28/35 (b)	245	213
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (b)	209	198
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	9,434	9,521
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	9,500	9,501
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,253
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,856
Series 2015-C Class A3, 1.41% 2/15/20	8,892	8,910
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,220
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,301
Series 2012-5 Class A, 1.49% 9/15/19	38,670	38,739
Series 2014-1 Class A1, 1.2% 2/15/19	16,960	16,962
Series 2014-4 Class A1, 1.4% 8/15/19	30,459	30,499
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,697
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,921
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,952
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.959% 11/25/34 (b)	371	38
Class M5, 2.034% 11/25/34 (b)	72	1
Series 2005-A:
Class M3, 1.269% 1/25/35 (b)	565	521
Class M4, 1.554% 1/25/35 (b)	207	113
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	532	445
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (a)(b)	59	54
Class B, 0.8182% 11/15/34 (a)(b)	21	19
Class C, 0.9182% 11/15/34 (a)(b)	35	31
Class D, 1.2882% 11/15/34 (a)(b)	13	11
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	4,770	4,770
Series 2015-1 Class A3, 1.53% 9/20/18	10,401	10,418
Series 2015-2 Class A3, 1.68% 12/20/18	8,968	8,993
Series 2016-2 Class A2A, 1.49% 10/22/18	10,573	10,571
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,265
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	9,996
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (b)	39	37
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	179	171
Series 2004-1 Class M2, 2.234% 6/25/34 (b)	178	165
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,486
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	756	556
Huntington Auto Trust Series 2016-1 Class A3, 1.57% 11/16/20	6,238	6,238
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	1,393	1,393
Series 2015-A Class A3, 1.42% 9/17/18 (a)	10,570	10,582
Series 2015-B Class A3, 1.4% 11/15/18 (a)	12,772	12,788
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,776
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,865
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.834% 7/25/36 (b)	37	22
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	5	5
Series 2006-A Class 2C, 2.0029% 3/27/42 (b)	359	181
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.684% 7/25/36 (b)	5,204	2,555
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (b)	221	3
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	6,300	6,307
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,923
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (b)	16	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (b)	24	23
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	1	1
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	490	473
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	369	335
Series 2004-NC8 Class M6, 2.409% 9/25/34 (b)	36	34
Series 2005-NC1 Class M1, 1.194% 1/25/35 (b)	113	106
Series 2005-NC2 Class B1, 2.289% 3/25/35 (b)	93	3
Series 2006-NC4 Class A2D, 0.774% 6/25/36 (b)	4,961	3,601
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	4,757	4,765
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	13,284	13,219
Navient Student Loan Trust Series 2016-6A Class A1, 1% 3/25/66 (a)(b)	14,200	14,206
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,740
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,389
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,963
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	12,071	12,078
Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,108
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.493% 10/30/45 (b)	1,602	1,522
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	2,954	2,825
Class M4, 2.709% 9/25/34 (b)	1,212	799
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (b)	845	803
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (b)	3	3
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	4,043	4,047
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (b)	355	335
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.76% 3/25/20 (a)	7,254	7,221
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.8003% 6/15/33 (b)	1,445	1,394
Series 2004-B:
Class A2, 1.0503% 6/15/21 (b)	482	481
Class C, 1.7203% 9/15/33 (b)	1,951	1,838
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (b)	29	26
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	434	435
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,030
Series 2016-1 Class A, 2.04% 3/15/22	6,550	6,589
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	8,843	8,838
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	340	315
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.51% 4/15/20	5,865	5,861
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,569
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (a)(b)	261	116
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,796
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,858
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	4,825	4,823
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	307	306
Series 2014-1 Class A3, 0.91% 10/22/18	3,858	3,852
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	7,794	7,788
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	9,805	9,823
World Omni Auto Receivables Trust:
Series 2014-B Class A3, 1.14% 1/15/20	1,123	1,123
Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,304
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	9,090	9,103
TOTAL ASSET-BACKED SECURITIES
(Cost $1,058,409)		1,051,296

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7903% 4/26/36 (a)(b)	756	750
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0717% 5/27/35 (a)(b)	2,832	2,901
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	280	263
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	2,390	2,390
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (a)(b)	103	73
Class B6, 3.379% 6/10/35 (a)(b)	15	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	13	12

TOTAL PRIVATE SPONSOR		6,397

U.S. Government Agency - 1.5%
Fannie Mae:
floater Series 2015-27 Class KF, 0.8842% 5/25/45 (b)	20,450	20,392
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,024	3,142
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,334	1,357
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	445	497
Series 2009-31 Class A, 4% 2/25/24	201	203
Series 2016-27:
Class HK, 3% 1/25/41	17,569	18,010
Class KG, 3% 1/25/40	9,279	9,509
Series 2016-42 Class FL, 0.9342% 7/25/46 (b)	20,393	20,354
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	2,451	2,521
Series 3949 Class MK, 4.5% 10/15/34	1,977	2,096
Series 4221-CLS Class GA, 1.4% 7/15/23	9,043	8,927
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (c)	10,841	10,991

TOTAL U.S. GOVERNMENT AGENCY		97,999

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $105,070)		104,396

Commercial Mortgage Securities - 5.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (b)(d)	561	8
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	13,251	13,423
Series 2007-5 Class A1A, 5.361% 2/10/51	25,020	25,544
Series 2007-2:
Class A1A, 5.5863% 4/10/49 (b)	9,434	9,502
Class A4, 5.6373% 4/10/49 (b)	4,170	4,179
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	3,372	3,397
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	6,838	6,816
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6846% 5/15/32 (a)(b)	7,555	7,558
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (a)(b)	20	19
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	1,585	1,414
Class B1, 1.992% 1/25/36 (a)(b)	64	52
Class M1, 1.042% 1/25/36 (a)(b)	504	432
Class M2, 1.062% 1/25/36 (a)(b)	179	150
Class M3, 1.092% 1/25/36 (a)(b)	224	188
Class M4, 1.202% 1/25/36 (a)(b)	122	101
Class M5, 1.242% 1/25/36 (a)(b)	122	97
Class M6, 1.292% 1/25/36 (a)(b)	124	97
Series 2006-3A Class M4, 1.022% 10/25/36 (a)(b)	22	17
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	906	817
Series 2007-2A:
Class A1, 0.862% 7/25/37 (a)(b)	188	166
Class A2, 0.912% 7/25/37 (a)(b)	176	143
Class M1, 0.962% 7/25/37 (a)(b)	85	66
Class M2, 1.002% 7/25/37 (a)(b)	47	36
Class M3, 1.082% 7/25/37 (a)(b)	37	25
Series 2007-3:
Class A2, 0.882% 7/25/37 (a)(b)	238	195
Class M1, 0.902% 7/25/37 (a)(b)	179	140
Class M2, 0.932% 7/25/37 (a)(b)	191	145
Class M3, 0.962% 7/25/37 (a)(b)	310	230
Class M4, 1.092% 7/25/37 (a)(b)	487	335
Class M5, 1.192% 7/25/37 (a)(b)	231	119
Series 2007-4A:
Class A2, 1.084% 9/25/37 (a)(b)	2,418	1,594
Class M1, 1.484% 9/25/37 (a)(b)	108	27
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)	15,466	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	5,172	5,297
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (a)(b)	196	195
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	4,888	5,001
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.9346% 12/15/27 (a)(b)	13,210	13,248
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7114% 12/10/49 (b)	14,603	14,756
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,170	1,167
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	611	614
COMM Mortgage Trust Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,562
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.2983% 12/10/49 (b)	17,844	18,350
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 5.9361% 9/15/39 (b)	9,915	10,085
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	5,128	5,108
CSMC Series 2015-TOWN:
Class B, 2.4346% 3/15/17 (a)(b)	1,592	1,564
Class C, 2.7846% 3/15/17 (a)(b)	1,552	1,520
Class D, 3.7346% 3/15/17 (a)(b)	4,427	4,394
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	4,079	4,087
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8346% 12/15/34 (a)(b)	20,183	20,252
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,154	5,173
Series 2007-C1 Class A1A, 5.483% 12/10/49	14,129	14,202
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.5346% 7/15/31 (a)(b)	2,064	2,043
Series 2016-ICE2 Class A, 2.4646% 2/15/33 (a)(b)	9,337	9,387
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	1,599	1,595
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	5	5
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.778% 11/15/29 (a)(b)	5,390	5,405
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4382% 4/15/27 (a)(b)	10,097	9,960
Series 2014-FL5 Class A, 1.5043% 7/15/31 (a)(b)	5,274	5,275
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	1,067	1,065
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,863	3,864
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (b)	13,950	14,041
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,732	1,737
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,597	5,777
Series 2013-C10, Class A1, 0.7302% 12/15/47	645	643
Series 2007-CB19 Class A1A, 5.7148% 2/12/49 (b)	8,250	8,326
Series 2013-C13 Class A1, 1.3029% 1/15/46	391	390
Series 2016-WP Class TA, 1.978% 10/15/33 (a)(b)	4,543	4,550
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	4,910	5,045
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.3346% 9/15/28 (a)(b)	5,922	5,970
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	1,195	1,194
Morgan Stanley BAML Trust sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	10,967	11,004
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (a)(b)	286	286
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	1,746	1,753
Series 2007-IQ14 Class A4, 5.692% 4/15/49	12,475	12,531
Series 2007-T27 Class A1A, 5.6421% 6/11/42 (b)	9,057	9,186
SCG Trust Series 2013-SRP1 Class A, 1.9346% 11/15/26 (a)(b)	7,192	7,168
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	1,447	1,442
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	898	898
Series 2007-C31 Class A4, 5.509% 4/15/47	188	189
Series 2007-C32 Class A3, 5.7026% 6/15/49 (b)	2,544	2,570
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	920	918
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.8846% 6/15/29 (a)(b)	7,734	7,738
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	6,692	6,707
Series 2016-LC25 Class A1, 1.795% 12/15/59	4,404	4,399
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,389
Series 2013-C13 Class A1, 0.778% 5/15/45	971	968
Series 2013-C14 Class A1, 0.836% 6/15/46	1,068	1,065
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $369,029)		360,090

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $12,123)	11,500	12,217

Bank Notes - 2.6%
Bank of America NA 1.75% 6/5/18	11,500	11,516
Capital One Bank NA:
1.2% 2/13/17	$11,778	$11,777
1.3% 6/5/17	10,964	10,957
Capital One NA:
1.5% 9/5/17	8,022	8,014
1.65% 2/5/18	11,661	11,639
Citizens Bank NA 2.3% 12/3/18	10,896	10,968
Discover Bank 3.1% 6/4/20	5,758	5,820
Fifth Third Bank 2.375% 4/25/19	7,425	7,489
KeyBank NA:
1.65% 2/1/18	4,758	4,760
2.25% 3/16/20	3,604	3,595
2.35% 3/8/19	6,000	6,049
2.5% 12/15/19	4,770	4,824
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	12,558	12,576
2.3% 1/30/19	1,080	1,088
Marshall & Ilsley Bank 5% 1/17/17	4,105	4,121
PNC Bank NA 1.95% 3/4/19	11,500	11,527
RBS Citizens NA 2.5% 3/14/19	3,813	3,840
Regions Bank 7.5% 5/15/18	994	1,069
Regions Financial Corp. 2.25% 9/14/18	17,720	17,776
UBS AG Stamford Branch 1.8% 3/26/18	8,967	8,969
Wells Fargo Bank NA 1.65% 1/22/18	7,500	7,504
TOTAL BANK NOTES
(Cost $165,640)		165,878

Commercial Paper - 0.3%
Vodafone Group PLC yankee:
1.6% 9/5/17	5,000	4,940
1.6% 9/12/17	15,000	14,815
TOTAL COMMERCIAL PAPER
(Cost $19,748)		19,755
	Shares	Value (000s)

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.39% (e)
(Cost $10,827)	10,824,529	10,827
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.7%
With:
Mizuho Securities U.S.A., Inc. at:
2.2%, dated 8/17/16 due 2/13/17 (Collateralized by U.S. Government Obligations valued at $30,817,638, 0.00% - 6.625%, 12/01/16 - 4/01/36)	30,330	30,008
2.28%, dated 9/2/16 due 3/1/17 (Collateralized by Corporate Obligations valued at $37,114,956, 0.367% - 8.25%, 5/10/17 - 4/17/23)	35,399	35,015
Morgan Stanley & Co., Inc. at:
1.6%, dated 9/15/16 due 12/15/16 (Collateralized by Equity Securities valued at $21,673,921)	20,081	20,003
1.7%, dated 11/16/16 due 2/13/17 (Collateralized by Equity Securities valued at $27,019,125)	25,105	25,000
TOTAL CASH EQUIVALENTS
(Cost $110,000)		110,026
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $6,363,013)		6,330,254
NET OTHER ASSETS (LIABILITIES) - 0.2%		15,566
NET ASSETS - 100%		$6,345,820

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $940,400,000 or 14.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$45
Total	$45

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,998,721	$--	$2,998,721	$--
U.S. Government and Government Agency Obligations	1,382,329	--	1,382,329	--
U.S. Government Agency - Mortgage Securities	114,719	--	114,719	--
Asset-Backed Securities	1,051,296	--	1,049,211	2,085
Collateralized Mortgage Obligations	104,396	--	104,315	81
Commercial Mortgage Securities	360,090	--	359,619	471
Municipal Securities	12,217	--	12,217	--
Bank Notes	165,878	--	165,878	--
Commercial Paper	19,755	--	19,755	--
Money Market Funds	10,827	10,827	--	--
Cash Equivalents	110,026	--	110,026	--
Total Investments in Securities:	$6,330,254	$10,827	$6,316,790	$2,637

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $6,360,795,000. Net unrealized depreciation aggregated $30,541,000, of which $14,431,000 related to appreciated investment securities and $44,972,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

November 30, 2016

UBI-QTLY-0117
1.810715.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.4%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,655
1.7% 9/9/21	4,500	4,345
2.125% 10/10/18	6,550	6,604
2.15% 3/13/20	8,550	8,563
2.25% 8/15/19	7,650	7,710
Ford Motor Co. 4.75% 1/15/43	7,650	7,166
General Motors Co.:
5.2% 4/1/45	4,270	4,041
6.6% 4/1/36	5,840	6,552
6.75% 4/1/46	4,000	4,602
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,658
4% 1/15/25	6,170	5,988
4.3% 7/13/25	12,400	12,174
4.375% 9/25/21	9,190	9,503
		91,561
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	1,974
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,654
Massachusetts Institute of Technology:
3.885% 7/1/16	2,830	2,432
3.959% 7/1/38	4,725	4,977
Northwestern University 4.643% 12/1/44	3,350	3,780
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,327
3.619% 10/1/37	1,000	993
Rice University 3.774% 5/15/55	1,900	1,820
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,308
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,185
University of Southern California 5.25% 10/1/2111	2,000	2,283
		28,733
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,326
3.7% 1/30/26	16,870	17,096
4.875% 12/9/45	5,430	5,738
5.35% 3/1/18	2,317	2,422
6.3% 3/1/38	7,045	8,676
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,750
Starbucks Corp.:
2.45% 6/15/26	10,000	9,526
3.85% 10/1/23	1,875	1,994
		50,528
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	6,511
Media - 1.0%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,117
5.4% 10/1/43	3,875	4,174
5.65% 8/15/20	1,000	1,110
6.15% 3/1/37	3,955	4,619
6.9% 3/1/19	2,110	2,332
6.9% 8/15/39	2,000	2,522
7.75% 12/1/45	3,160	4,412
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,450
7.625% 4/15/31	3,250	4,290
CBS Corp.:
4% 1/15/26	6,000	6,121
4.6% 1/15/45	7,300	6,924
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,319
6.484% 10/23/45 (a)	4,690	5,253
Comcast Corp.:
2.35% 1/15/27	12,800	11,802
3.125% 7/15/22	3,000	3,059
3.15% 3/1/26	5,000	4,960
3.375% 8/15/25	13,700	13,826
4.65% 7/15/42	9,000	9,394
4.75% 3/1/44	5,400	5,687
5.7% 5/15/18	2,940	3,114
5.7% 7/1/19	8,500	9,310
6.4% 3/1/40	1,000	1,288
6.55% 7/1/39	3,000	3,894
6.95% 8/15/37	6,700	9,035
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,276
4.875% 4/1/43	4,900	4,363
5.05% 6/1/20	3,200	3,446
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,847
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,683
5.85% 5/1/17	5,801	5,903
6.75% 7/1/18	1,162	1,245
7.3% 7/1/38	4,000	4,757
8.75% 2/14/19	2,368	2,681
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,993
3.55% 6/1/24	3,000	2,982
3.6% 7/15/25	6,340	6,262
4% 1/15/22	1,000	1,037
4.65% 6/1/44	3,000	2,826
4.85% 7/15/45	3,000	2,947
6.5% 11/15/36	5,724	6,903
Viacom, Inc.:
4.25% 9/1/23	7,775	7,988
4.375% 3/15/43	2,635	2,300
5.625% 9/15/19	1,000	1,082
6.125% 10/5/17	5,420	5,613
Walt Disney Co.:
1.125% 2/15/17	2,760	2,761
1.85% 5/30/19	1,500	1,506
1.85% 7/30/26	5,110	4,568
2.3% 2/12/21	4,740	4,764
2.55% 2/15/22	2,810	2,828
3.15% 9/17/25	9,470	9,511
4.125% 6/1/44	5,700	5,779
5.5% 3/15/19	2,000	2,167
		255,030
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,109
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,509
4.3% 2/15/43	4,750	3,843
Nordstrom, Inc. 5% 1/15/44	2,000	1,982
Target Corp.:
3.875% 7/15/20	3,000	3,188
4% 7/1/42	7,000	6,855
		28,486
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,874
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,780
3.25% 4/15/25	4,000	3,925
3.7% 4/15/22	5,500	5,696
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,069
3% 4/1/26	10,030	9,956
3.75% 2/15/24	6,725	7,069
4.2% 4/1/43	1,575	1,597
4.25% 4/1/46	3,280	3,373
4.875% 2/15/44	2,875	3,229
5.875% 12/16/36	10,400	12,994
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,312
3.7% 4/15/46	2,000	1,822
4.625% 4/15/20	2,000	2,143
4.65% 4/15/42	6,500	6,814
5.8% 4/15/40	2,000	2,415
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,911
		86,979

TOTAL CONSUMER DISCRETIONARY		547,828

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,173
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,712
2.625% 1/17/23	2,825	2,758
2.65% 2/1/21	19,340	19,402
3.3% 2/1/23	10,250	10,364
3.65% 2/1/26	42,220	42,424
4.625% 2/1/44	5,750	5,910
4.7% 2/1/36	4,870	5,090
4.9% 2/1/46	13,000	13,875
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,637
8.2% 1/15/39	2,800	4,183
Constellation Brands, Inc. 3.7% 12/6/26	7,550	7,484
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,703
5.75% 10/23/17	5,185	5,385
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,815
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,772
3% 7/15/26	7,000	6,584
4.2% 7/15/46	8,730	8,043
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,983
2.375% 10/6/26	6,750	6,348
3.6% 8/13/42	3,000	2,769
4.25% 10/22/44	6,000	6,079
4.45% 4/14/46	800	839
4.875% 11/1/40	2,300	2,536
The Coca-Cola Co.:
2.875% 10/27/25	9,580	9,452
3.15% 11/15/20	3,700	3,849
		196,169
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,764
2.8% 7/20/20	8,400	8,503
3.875% 7/20/25	4,660	4,774
4.875% 7/20/35	3,100	3,308
5.125% 7/20/45	8,810	9,641
5.3% 12/5/43	4,391	4,879
Kroger Co.:
2.65% 10/15/26	2,850	2,629
3.5% 2/1/26	4,000	4,004
5.15% 8/1/43	2,725	2,882
Sysco Corp.:
3.3% 7/15/26	3,280	3,204
3.75% 10/1/25	5,700	5,735
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,881
3.3% 4/22/24	19,000	19,551
5.625% 4/1/40	2,000	2,476
5.625% 4/15/41	4,600	5,659
6.5% 8/15/37	8,275	11,149
Walgreen Co. 3.1% 9/15/22	2,850	2,853
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,658
3.45% 6/1/26	5,000	4,891
4.65% 6/1/46	3,500	3,427
		118,868
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,663
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,785
General Mills, Inc.:
2.2% 10/21/19	7,000	7,036
5.65% 2/15/19	13,501	14,538
H.J. Heinz Co.:
3% 6/1/26	8,500	8,014
5% 7/15/35	3,500	3,689
5.2% 7/15/45	5,180	5,504
Kellogg Co.:
3.125% 5/17/22	1,875	1,896
3.25% 5/21/18	2,800	2,860
3.25% 4/1/26	3,720	3,615
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,908
5% 6/4/42	2,825	2,905
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,718
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,739
Unilever Capital Corp.:
2% 7/28/26	2,000	1,826
2.2% 3/6/19	7,475	7,550
3.1% 7/30/25	2,900	2,922
		101,168
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,371
2.4% 3/1/22	5,200	5,184
2.4% 6/1/23	8,000	7,846
3.2% 7/30/46	2,500	2,152
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,029
2.3% 2/6/22	4,700	4,682
3.1% 8/15/23	10,000	10,272
		42,536
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,373
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,995
4.25% 8/9/42	9,780	9,577
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,670
2.125% 5/10/23	3,100	2,958
3.875% 8/21/42	4,825	4,474
4.5% 3/26/20	2,000	2,147
4.875% 11/15/43	6,000	6,404
5.65% 5/16/18	6,789	7,182
6.375% 5/16/38	1,450	1,861
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,469
4.85% 9/15/23	1,800	1,961
5.85% 8/15/45	4,240	5,009
7.25% 6/15/37	7,220	9,389
		80,096

TOTAL CONSUMER STAPLES		549,210

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,168
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,306
Halliburton Co.:
3.8% 11/15/25	10,380	10,410
5% 11/15/45	7,540	7,694
6.15% 9/15/19	2,000	2,204
7.45% 9/15/39	1,500	1,975
		27,757
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,814
4.85% 3/15/21	10,145	10,804
6.2% 3/15/40	2,000	2,157
6.45% 9/15/36	2,675	3,004
6.6% 3/15/46	4,650	5,413
Apache Corp. 5.1% 9/1/40	3,000	3,006
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,817
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,813
2.315% 2/13/20	1,800	1,799
2.5% 11/6/22	3,000	2,907
2.521% 1/15/20	6,000	6,028
3.017% 1/16/27	9,500	9,086
3.062% 3/17/22	3,750	3,789
3.245% 5/6/22	7,750	7,896
4.5% 10/1/20	2,000	2,146
4.75% 3/10/19	1,000	1,060
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,839
5.7% 5/15/17	1,148	1,169
6.25% 3/15/38	6,850	7,457
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,610
3.8% 9/15/23	1,750	1,678
6.75% 11/15/39	2,000	2,101
Chevron Corp.:
1.104% 12/5/17	5,700	5,689
1.718% 6/24/18	7,525	7,545
1.961% 3/3/20	8,625	8,582
2.1% 5/16/21	9,000	8,895
2.193% 11/15/19	11,400	11,516
2.954% 5/16/26	11,000	10,781
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,084
4.5% 6/1/25	3,325	3,451
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,763
3.35% 5/15/25	6,810	6,676
4.95% 3/15/26	15,620	16,977
5.75% 2/1/19	2,902	3,123
6.5% 2/1/39	7,529	9,217
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,672
3.875% 3/15/23	3,775	3,622
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,878
5% 6/15/45	3,500	3,255
5.6% 7/15/41	2,875	2,777
Ecopetrol SA:
5.375% 6/26/26	4,740	4,562
5.875% 5/28/45	3,800	3,110
El Paso Natural Gas Co. 5.95% 4/15/17	926	940
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,031
5.875% 12/15/16	1,000	1,001
6.5% 4/15/18	1,000	1,055
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,724
5.5% 12/1/46	6,650	6,778
Encana Corp.:
3.9% 11/15/21	4,900	4,845
6.5% 2/1/38	5,000	5,081
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,302
4.15% 10/1/20	4,500	4,652
5.15% 3/15/45	8,000	7,210
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,745
3.95% 2/15/27	9,880	9,917
4.05% 2/15/22	9,325	9,784
4.85% 8/15/42	2,500	2,400
4.85% 3/15/44	5,000	4,772
5.7% 2/15/42	2,000	2,113
6.65% 4/15/18	2,000	2,125
7.55% 4/15/38	2,000	2,490
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,817
5.625% 6/1/19	1,000	1,081
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,246
3.567% 3/6/45	6,650	6,047
Hess Corp.:
3.5% 7/15/24	3,800	3,530
5.6% 2/15/41	3,400	3,141
8.125% 2/15/19	6,000	6,711
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,433
3.45% 2/15/23	12,200	11,888
3.5% 9/1/23	2,000	1,930
3.95% 9/1/22	7,000	7,117
5% 3/1/43	1,000	914
5.5% 3/1/44	6,997	6,764
5.625% 9/1/41	1,000	951
6.55% 9/15/40	3,000	3,135
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,373
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,280
6.55% 7/15/19	4,592	5,084
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,502
5.2% 6/1/45	5,000	4,393
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,083
6.5% 3/1/41	1,000	1,013
Nexen, Inc. 5.875% 3/10/35	3,710	4,152
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,882
3.125% 2/15/22	2,000	2,039
3.4% 4/15/26	3,400	3,397
4.4% 4/15/46	5,100	5,041
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,065
3.375% 10/1/22	5,000	4,975
Petro-Canada:
6.05% 5/15/18	3,650	3,859
6.8% 5/15/38	8,445	10,482
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,410
3.5% 7/18/18	5,925	5,984
3.5% 7/23/20	11,525	11,188
3.5% 1/30/23	6,725	5,972
4.625% 9/21/23 (a)	10,420	9,779
4.875% 1/24/22	18,010	17,524
5.5% 6/27/44	2,748	2,126
5.625% 1/23/46	5,680	4,415
6.375% 1/23/45	10,400	8,828
6.75% 9/21/47 (a)	5,486	4,812
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,026
5.875% 5/1/42	9,500	10,954
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,792
4.65% 10/15/25	12,250	12,315
4.9% 2/15/45	1,900	1,666
5.75% 1/15/20	1,000	1,083
6.125% 1/15/17	1,795	1,805
6.65% 1/15/37	2,795	2,932
Shell International Finance BV:
1.125% 8/21/17	1,375	1,375
1.75% 9/12/21	6,500	6,281
2.125% 5/11/20	8,300	8,269
2.375% 8/21/22	3,000	2,935
3.25% 5/11/25	4,160	4,143
4% 5/10/46	4,000	3,701
4.375% 5/11/45	13,300	13,056
6.375% 12/15/38	4,200	5,273
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,119
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,919
4.75% 3/15/24	4,825	5,085
Statoil ASA:
1.2% 1/17/18	5,575	5,555
1.95% 11/8/18	7,300	7,332
2.25% 11/8/19	8,000	8,059
3.7% 3/1/24	3,650	3,809
5.1% 8/17/40	2,000	2,194
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,907
6.85% 6/1/39	2,000	2,540
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,149
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,533
5.75% 6/24/44	1,900	1,800
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,622
Total Capital International SA:
1.55% 6/28/17	5,000	5,006
2.1% 6/19/19	4,275	4,290
2.7% 1/25/23	1,900	1,879
2.75% 6/19/21	6,000	6,069
2.875% 2/17/22	4,175	4,215
3.75% 4/10/24	2,000	2,092
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,876
6.1% 6/1/40	6,700	8,012
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	6,728
Valero Energy Corp. 6.625% 6/15/37	5,420	6,019
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,359
4% 7/1/22	3,000	2,993
Williams Partners LP:
3.35% 8/15/22	2,800	2,704
3.9% 1/15/25	3,525	3,385
		734,752

TOTAL ENERGY		762,509

FINANCIALS - 8.1%
Banks - 4.2%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,771
3.7% 11/16/25	6,640	6,921
Bank of America Corp.:
2% 1/11/18	3,550	3,557
2.503% 10/21/22	9,000	8,734
2.6% 1/15/19	3,775	3,808
2.625% 4/19/21	7,000	6,957
2.65% 4/1/19	17,925	18,106
3.248% 10/21/27	3,750	3,581
4% 4/1/24	9,000	9,293
4% 1/22/25	6,000	5,988
4.1% 7/24/23	7,000	7,313
4.2% 8/26/24	8,500	8,631
4.25% 10/22/26	4,000	4,022
4.45% 3/3/26	13,000	13,337
4.875% 4/1/44	1,920	2,048
5% 5/13/21	4,000	4,344
5% 1/21/44	5,370	5,797
5.7% 1/24/22	6,250	7,032
5.75% 12/1/17	5,855	6,083
5.875% 1/5/21	6,640	7,418
Bank of Montreal:
1.4% 9/11/17	2,875	2,877
2.375% 1/25/19	3,700	3,730
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,072
4.5% 12/16/25	15,880	16,130
Barclays PLC:
2.75% 11/8/19	10,000	9,963
3.25% 1/12/21	7,500	7,449
4.375% 1/12/26	5,000	4,991
5.25% 8/17/45	5,600	5,827
BB&T Corp.:
1.6% 8/15/17	5,700	5,709
2.05% 6/19/18	1,900	1,911
BNP Paribas SA:
2.375% 5/21/20	11,600	11,532
2.7% 8/20/18	4,900	4,968
BPCE SA:
2.25% 1/27/20	4,000	3,975
2.5% 7/15/19	12,100	12,179
4% 4/15/24	2,000	2,086
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,093
Capital One Bank NA 3.375% 2/15/23	2,424	2,404
Capital One NA:
2.25% 9/13/21	9,000	8,760
2.4% 9/5/19	7,000	7,026
Citigroup, Inc.:
2.35% 8/2/21	11,550	11,324
2.5% 9/26/18	750	757
2.5% 7/29/19	7,400	7,449
2.55% 4/8/19	3,700	3,729
3.7% 1/12/26	11,130	11,091
4.125% 7/25/28	9,370	9,197
4.4% 6/10/25	4,000	4,081
4.6% 3/9/26	6,000	6,175
4.75% 5/18/46	2,370	2,331
5.3% 5/6/44	2,000	2,118
5.5% 9/13/25	5,000	5,468
5.875% 1/30/42	1,675	1,983
8.125% 7/15/39	8,000	11,720
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,254
4.3% 12/3/25	1,891	1,910
Comerica, Inc. 3.8% 7/22/26	3,650	3,586
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,769
2.3% 3/12/20	7,550	7,509
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
4.375% 6/15/22	14,100	15,077
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,694
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,524
3.8% 6/9/23	12,000	11,757
4.55% 4/17/26	8,500	8,618
4.875% 5/15/45	5,000	4,987
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,008
3.625% 9/9/24	3,425	3,439
Discover Bank:
2% 2/21/18	7,375	7,377
3.45% 7/27/26	12,750	12,225
4.2% 8/8/23	7,000	7,261
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,418
4% 1/11/17	11,380	11,407
5% 4/11/22	6,170	6,854
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,695
4.5% 6/1/18	824	853
8.25% 3/1/38	2,079	2,927
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,837
3.4% 3/8/21	10,600	10,727
3.9% 5/25/26	11,000	10,935
4.25% 8/18/25	5,600	5,569
4.375% 11/23/26	3,200	3,178
4.875% 1/14/22	10,100	10,860
5.1% 4/5/21	2,800	3,022
6.5% 9/15/37	10,500	12,666
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,606
2.625% 9/24/18	7,500	7,583
3.5% 6/23/24	7,000	7,023
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,134
2.6% 8/2/18	4,675	4,720
3.15% 3/14/21	9,500	9,615
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,090
1.75% 4/14/22	1,875	1,835
1.875% 6/16/20	5,270	5,284
1.875% 3/15/21	3,900	3,874
2% 6/2/26	4,000	3,803
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,018
1.875% 7/21/26	3,800	3,496
2.125% 2/10/25	2,000	1,905
2.25% 11/4/26	5,230	4,954
2.75% 1/21/26	3,170	3,152
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,258
2% 8/15/17	7,000	7,031
2.25% 1/23/20	8,875	8,850
2.35% 1/28/19	23,000	23,177
2.95% 10/1/26	4,730	4,504
3.25% 9/23/22	4,000	4,046
3.3% 4/1/26	9,000	8,836
3.375% 5/1/23	1,900	1,896
3.875% 9/10/24	7,725	7,807
4.125% 12/15/26	5,875	6,014
4.35% 8/15/21	2,000	2,141
4.5% 1/24/22	13,000	14,010
4.625% 5/10/21	1,500	1,615
4.85% 2/1/44	5,000	5,514
4.95% 6/1/45	2,550	2,695
5.5% 10/15/40	5,700	6,645
5.6% 7/15/41	1,500	1,763
5.625% 8/16/43	5,000	5,728
6.3% 4/23/19	10,000	10,973
KeyCorp. 2.9% 9/15/20	5,800	5,867
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,760
4.65% 3/24/26	8,600	8,567
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,072
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,855
3.85% 3/1/26	6,580	6,789
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,782
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,767
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,259
PNC Bank NA:
2.4% 10/18/19	4,750	4,802
2.6% 7/21/20	6,680	6,743
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,794
PNC Funding Corp. 6.7% 6/10/19	2,500	2,788
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,420
4.5% 1/11/21	1,000	1,077
5.25% 5/24/41	3,000	3,454
Rabobank Nederland:
3.75% 7/21/26	7,250	7,021
4.375% 8/4/25	6,000	6,104
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,808
Regions Financial Corp.:
2% 5/15/18	3,650	3,652
3.2% 2/8/21	22,090	22,462
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,541
4.65% 1/27/26	12,990	13,590
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,589
4.8% 4/5/26	6,600	6,472
Societe Generale SA 2.625% 10/1/18	3,750	3,797
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,718
2.45% 1/16/20	5,000	4,984
2.5% 7/19/18	4,351	4,389
3.4% 7/11/24	5,725	5,768
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	15,000	14,725
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,028
2.5% 5/1/19	2,000	2,018
3.3% 5/15/26	7,600	7,346
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,887
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,111
U.S. Bancorp:
3.1% 4/27/26	9,000	8,775
4.125% 5/24/21	3,000	3,224
Wachovia Corp. 5.75% 6/15/17	2,905	2,972
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,735
2.6% 7/22/20	7,640	7,674
3% 10/23/26	8,730	8,331
3.3% 9/9/24	4,625	4,594
3.45% 2/13/23	3,675	3,664
3.55% 9/29/25	4,240	4,244
3.9% 5/1/45	4,760	4,485
4.1% 6/3/26	3,225	3,277
4.4% 6/14/46	7,140	6,889
4.48% 1/16/24	3,816	4,008
4.9% 11/17/45	2,770	2,870
5.375% 11/2/43	1,850	2,049
5.606% 1/15/44	11,380	12,962
5.625% 12/11/17	5,972	6,215
Westpac Banking Corp.:
2% 8/14/17	5,000	5,025
2% 8/19/21	8,580	8,352
2.3% 5/26/20	3,000	2,984
2.85% 5/13/26	4,750	4,543
4.875% 11/19/19	3,700	3,976
Zions Bancorp. 4.5% 6/13/23	207	210
		1,125,073
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,494
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,425
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,013
4.25% 5/24/21	6,500	7,022
Credit Suisse AG 6% 2/15/18	15,651	16,295
Deutsche Bank AG 4.5% 4/1/25	3,000	2,699
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,461
4.1% 1/13/26	9,800	9,248
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,876
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,904
2.85% 3/30/25	3,800	3,696
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,652
2.375% 1/22/18	9,950	10,011
2.55% 10/23/19	11,000	11,069
2.625% 1/31/19	12,850	12,984
2.9% 7/19/18	2,800	2,841
3.5% 1/23/25	5,000	4,972
3.625% 1/22/23	9,000	9,193
3.75% 2/25/26	5,820	5,840
3.85% 7/8/24	3,800	3,887
5.25% 7/27/21	4,500	4,951
5.625% 1/15/17	7,000	7,036
5.75% 1/24/22	4,300	4,853
5.95% 1/18/18	3,000	3,135
6% 6/15/20	1,650	1,836
6.15% 4/1/18	7,451	7,860
6.75% 10/1/37	14,860	18,251
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,744
3.75% 12/1/25	5,750	5,893
4% 10/15/23	3,750	3,980
Lazard Group LLC:
4.25% 11/14/20	2,650	2,778
6.85% 6/15/17	828	851
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,250
6.875% 4/25/18	6,991	7,459
7.75% 5/14/38	4,175	5,788
Morgan Stanley:
2.125% 4/25/18	8,000	8,025
2.375% 7/23/19	7,550	7,576
2.5% 1/24/19	6,000	6,051
2.625% 11/17/21	8,680	8,579
2.65% 1/27/20	11,000	11,062
3.125% 7/27/26	5,600	5,343
3.7% 10/23/24	6,000	6,073
3.75% 2/25/23	6,775	6,961
3.875% 4/29/24	14,680	15,052
3.875% 1/27/26	5,250	5,312
3.95% 4/23/27	19,030	18,808
4.3% 1/27/45	2,000	1,981
5.45% 1/9/17	236	237
5.5% 7/28/21	3,400	3,780
5.625% 9/23/19	2,000	2,173
5.75% 1/25/21	5,000	5,558
5.95% 12/28/17	5,745	6,002
6.375% 7/24/42	2,900	3,717
6.625% 4/1/18	5,055	5,364
7.25% 4/1/32	1,000	1,333
7.3% 5/13/19	3,000	3,352
State Street Corp. 2.65% 5/19/26	7,550	7,180
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,478
5.45% 5/15/19	2,000	2,164
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,351
1.65% 9/29/17	8,000	8,010
4.7% 10/15/19	4,000	4,253
		402,022
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/1/22	9,450	9,781
American Express Co.:
4.05% 12/3/42	6,975	6,678
7% 3/19/18	5,750	6,129
American Express Credit Corp. 2.375% 3/24/17	3,825	3,840
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,378
4.75% 7/15/21	4,000	4,340
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,642
1.7% 8/9/21	9,390	9,036
2% 3/5/20	3,900	3,880
2.1% 6/9/19	1,600	1,605
2.25% 12/1/19	6,600	6,639
2.4% 8/9/26	2,850	2,672
2.85% 6/1/22	4,000	4,031
Discover Financial Services:
5.2% 4/27/22	1,000	1,078
6.45% 6/12/17	2,263	2,318
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,419
2.875% 10/1/18	1,575	1,592
3% 6/12/17	3,000	3,022
3.2% 1/15/21	3,600	3,592
3.219% 1/9/22	3,500	3,464
3.336% 3/18/21	4,250	4,263
4.134% 8/4/25	7,000	6,921
4.25% 2/3/17	7,600	7,636
4.25% 9/20/22	1,800	1,861
4.375% 8/6/23	4,000	4,100
4.389% 1/8/26	3,290	3,329
5.875% 8/2/21	11,375	12,555
Synchrony Financial:
2.7% 2/3/20	8,000	7,973
3% 8/15/19	5,675	5,754
3.7% 8/4/26	4,723	4,530
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,966
2.05% 1/12/17	9,000	9,010
2.1% 1/17/19	6,000	6,032
2.125% 7/18/19	10,400	10,451
2.15% 3/12/20	6,750	6,734
2.75% 5/17/21	2,600	2,633
		184,884
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,467
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,088
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,586
3.125% 3/15/26	11,500	11,382
4.5% 2/11/43	2,000	2,106
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,523
4.125% 6/15/26	7,550	7,490
Export Development Canada 1% 6/15/18	5,290	5,273
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,798
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,689
4.418% 11/15/35	20,239	21,028
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,209
5.875% 1/14/38	4,474	5,579
6.875% 1/10/39	1,146	1,594
Goldman Sachs Group, Inc. 4.75% 10/21/45	7,830	8,153
ING U.S., Inc. 5.7% 7/15/43	3,750	4,011
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,581
1.375% 5/24/21	5,659	5,504
KfW:
1% 1/26/18	11,500	11,473
1.125% 8/6/18	5,700	5,680
1.5% 2/6/19	4,200	4,201
1.5% 6/15/21	29,860	29,135
1.75% 10/15/19	15,575	15,620
1.875% 6/30/20	5,670	5,678
2% 5/2/25	3,825	3,671
2.5% 11/20/24	10,425	10,429
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	7,882
Ontario Province 2% 1/30/19	5,000	5,035
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,766
Voya Financial, Inc. 3.65% 6/15/26	13,789	13,295
		231,926
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,241
4.35% 11/3/45	4,000	4,161
5.9% 6/15/19	3,000	3,287
AFLAC, Inc. 4% 10/15/46	3,780	3,528
American International Group, Inc.:
3.375% 8/15/20	5,775	5,949
3.75% 7/10/25	2,850	2,860
3.875% 1/15/35	2,700	2,514
3.9% 4/1/26	3,770	3,813
4.5% 7/16/44	8,875	8,631
4.875% 6/1/22	9,000	9,798
5.85% 1/16/18	2,000	2,091
6.4% 12/15/20	2,900	3,305
Aon PLC:
3.5% 6/14/24	2,000	2,009
4% 11/27/23	3,000	3,128
4.6% 6/14/44	1,600	1,573
4.75% 5/15/45	5,880	5,884
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,344
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,240
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,011
2.35% 9/10/19	3,850	3,867
2.35% 3/6/20	4,750	4,752
2.55% 10/15/18	5,800	5,862
3.5% 6/3/24	1,900	1,939
4.05% 10/15/23	6,775	7,082
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,270
5.875% 2/6/41	2,400	2,852
7.717% 2/15/19	9,000	10,109
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,180
Principal Financial Group, Inc. 4.3% 11/15/46	5,000	4,850
Progressive Corp. 2.45% 1/15/27	4,740	4,401
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,945
5.1% 8/15/43	4,000	4,353
5.4% 6/13/35	447	493
5.625% 5/12/41	2,000	2,276
5.7% 12/14/36	380	440
6.2% 11/15/40	2,400	2,878
7.375% 6/15/19	3,000	3,377
The Chubb Corp.:
5.75% 5/15/18	4,175	4,421
6.5% 5/15/38	3,510	4,636
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,511
6.25% 6/15/37	8,350	10,641
		173,502
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	29,394

TOTAL FINANCIALS		2,146,801

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,737
2.3% 5/14/21	2,730	2,675
2.5% 5/14/20	7,100	7,080
2.9% 11/6/22	5,700	5,618
3.6% 5/14/25	9,000	8,867
4.3% 5/14/36	2,760	2,623
4.4% 11/6/42	4,775	4,471
4.7% 5/14/45	8,980	8,744
Amgen, Inc.:
2.2% 5/22/19	11,425	11,491
3.125% 5/1/25	2,000	1,952
3.875% 11/15/21	9,600	10,066
4.4% 5/1/45	4,000	3,806
4.663% 6/15/51 (a)	12,474	12,110
5.85% 6/1/17	2,928	2,994
Celgene Corp.:
2.875% 8/15/20	1,000	1,011
3.875% 8/15/25	9,500	9,645
5% 8/15/45	4,300	4,421
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,772
3.65% 3/1/26	6,180	6,230
4.15% 3/1/47	5,500	5,147
4.75% 3/1/46	11,000	11,280
		130,740
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,280
3.75% 11/30/26	12,300	12,107
4.9% 11/30/46	10,400	10,470
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,957
4.685% 12/15/44	13,900	14,172
Danaher Corp. 2.4% 9/15/20	7,361	7,374
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,334
4.625% 3/15/45	12,925	13,607
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,105
		108,406
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,958
2.4% 6/15/21	3,700	3,667
3.2% 6/15/26	7,400	7,243
4.125% 6/1/21	7,000	7,388
4.125% 11/15/42	4,411	4,058
4.25% 6/15/36	3,700	3,664
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,775
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,338
Cigna Corp. 4% 2/15/22	4,600	4,798
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,754
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,803
3% 7/15/23	10,000	9,694
4.5% 2/25/26	7,030	7,277
6.125% 11/15/41	3,000	3,361
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,245
Humana, Inc. 4.95% 10/1/44	2,500	2,550
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,992
McKesson Corp.:
1.4% 3/15/18	4,725	4,703
3.796% 3/15/24	5,000	5,104
4.883% 3/15/44	5,000	5,026
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	2,953
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,411
4.063% 8/1/56	2,630	2,517
NYU Hospitals Center 4.784% 7/1/44	7,600	8,034
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,374
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,861
2.3% 12/15/19	8,625	8,710
2.7% 7/15/20	6,000	6,084
2.875% 12/15/21	2,575	2,618
3.75% 7/15/25	3,500	3,631
4.375% 3/15/42	11,800	11,892
4.75% 7/15/45	1,670	1,825
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,002
3.3% 1/15/23	2,000	1,990
4.625% 5/15/42	2,600	2,567
4.65% 1/15/43	2,000	1,985
5.8% 8/15/40	4,000	4,510
		161,113
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,874
3% 4/15/23	4,670	4,605
4.15% 2/1/24	4,379	4,569
5.3% 2/1/44	5,820	6,430
		18,478
Pharmaceuticals - 1.2%
Actavis Funding SCS:
3% 3/12/20	27,100	27,498
3.45% 3/15/22	18,025	18,294
3.8% 3/15/25	8,820	8,859
4.55% 3/15/35	6,650	6,516
4.75% 3/15/45	5,430	5,372
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,506
5.9% 9/15/17	4,505	4,666
6.45% 9/15/37	3,250	4,172
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,510
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,071
6.375% 5/15/38	7,218	9,466
Johnson & Johnson:
1.65% 3/1/21	3,770	3,714
2.45% 3/1/26	5,590	5,349
4.5% 12/5/43	6,625	7,420
4.85% 5/15/41	4,260	4,979
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,995
1.85% 2/10/20	9,000	8,989
2.4% 9/15/22	2,000	1,983
3.6% 9/15/42	2,000	1,871
3.7% 2/10/45	6,400	6,066
3.875% 1/15/21	1,000	1,063
5% 6/30/19	5,970	6,458
Mylan N.V.:
3.15% 6/15/21 (a)	2,000	1,967
3.95% 6/15/26 (a)	2,830	2,650
5.25% 6/15/46 (a)	3,300	3,024
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,710
3% 11/20/25	10,470	10,423
3.7% 9/21/42	2,825	2,678
4% 11/20/45	5,240	5,255
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,614
3.5% 3/15/21	4,000	4,047
4% 11/15/23	5,000	4,979
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,092
4.9% 12/15/44	3,089	2,821
Pfizer, Inc.:
3% 12/15/26	6,700	6,588
4.4% 5/15/44	4,190	4,354
7.2% 3/15/39	5,400	7,721
Sanofi SA 1.25% 4/10/18	7,550	7,536
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	10,958
2.875% 9/23/23	9,450	8,981
3.2% 9/23/26	13,810	12,940
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,535
2.8% 7/21/23	11,370	10,704
3.15% 10/1/26	4,700	4,347
4.1% 10/1/46	8,449	7,313
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,131
3.25% 10/1/22	3,000	3,000
Zoetis, Inc.:
1.875% 2/1/18	1,000	998
3.25% 2/1/23	5,000	4,953
4.7% 2/1/43	1,300	1,241
		313,377

TOTAL HEALTH CARE		732,114

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,791
4.7% 5/15/46	5,700	6,162
4.85% 9/15/41	2,700	2,907
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,918
3.85% 4/15/45	1,875	1,769
4.75% 6/1/43	4,000	4,275
Raytheon Co.:
3.125% 10/15/20	2,000	2,068
3.15% 12/15/24	8,900	9,040
4.875% 10/15/40	1,000	1,124
The Boeing Co.:
2.5% 3/1/25	4,600	4,457
6% 3/15/19	1,000	1,094
6.875% 3/15/39	3,300	4,547
United Technologies Corp.:
2.65% 11/1/26	4,800	4,603
3.1% 6/1/22	2,875	2,949
3.75% 11/1/46	3,850	3,595
4.5% 4/15/20	4,000	4,304
4.5% 6/1/42	7,380	7,753
5.7% 4/15/40	2,000	2,409
6.125% 2/1/19	4,000	4,374
		82,139
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,351
3.2% 2/1/25	3,820	3,809
3.9% 2/1/35	5,900	5,579
4.55% 4/1/46	1,500	1,491
United Parcel Service, Inc.:
2.4% 11/15/26	2,500	2,358
6.2% 1/15/38	2,500	3,272
		27,860
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,997	3,210
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	7,664
Continental Airlines, Inc.:
4% 4/29/26	3,982	4,121
6.648% 3/15/19	410	415
6.9% 7/2/19	130	131
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	706	722
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,262
		25,525
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,036
3.2% 3/15/25	11,275	11,216
5.5% 9/15/19	4,000	4,365
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,140
2.9% 9/15/22	6,675	6,710
		31,467
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,782
2.75% 11/2/22	5,725	5,653
4% 11/2/32	1,900	1,880
4.15% 11/2/42	1,900	1,837
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,485
General Electric Capital Corp. 6.15% 8/7/37	544	692
		21,329
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,912
3.125% 9/19/46	2,760	2,404
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,198
6% 10/15/17	2,902	3,019
Danaher Corp. 4.375% 9/15/45	2,370	2,472
General Electric Co.:
3.375% 3/11/24	5,500	5,671
4.5% 3/11/44	14,650	15,377
5.25% 12/6/17	18,540	19,292
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,754
5.375% 3/1/41	1,400	1,682
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,702
		68,483
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,995
3.803% 8/15/42	2,500	2,407
5.3% 9/15/35	7,000	7,991
Deere & Co. 5.375% 10/16/29	1,000	1,200
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,099
4.65% 11/1/44	6,000	6,016
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,552
1.3% 3/12/18	3,675	3,663
1.95% 12/13/18	4,825	4,853
1.95% 3/4/19	9,600	9,639
2.05% 3/10/20	7,675	7,642
2.25% 4/17/19	10,250	10,352
2.55% 1/8/21	1,586	1,595
2.65% 6/10/26	5,000	4,808
2.8% 1/27/23	5,000	4,977
2.8% 3/6/23	3,250	3,233
		81,022
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,386
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,833
3.05% 3/15/22	10,000	10,232
3.9% 8/1/46	4,640	4,449
4.15% 4/1/45	1,700	1,688
4.375% 9/1/42	4,500	4,568
4.55% 9/1/44	3,000	3,145
4.9% 4/1/44	4,000	4,388
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,101
3.2% 8/2/46	3,300	2,889
CSX Corp.:
3.4% 8/1/24	4,625	4,724
3.8% 11/1/46	5,720	5,197
3.95% 5/1/50	3,575	3,177
4.1% 3/15/44	6,775	6,440
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,564
3.25% 12/1/21	5,000	5,142
3.95% 10/1/42	1,900	1,775
4.65% 1/15/46	3,260	3,441
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,496
3.35% 8/15/46	4,720	4,150
3.779% 10/1/51 (a)	2,800	2,569
		95,354
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	14,024	14,248
3.75% 2/1/22	3,820	3,935
		18,183

TOTAL INDUSTRIALS		451,362

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,830
3.5% 6/15/25	4,270	4,433
4.45% 1/15/20	2,000	2,143
4.95% 2/15/19	3,479	3,718
5.9% 2/15/39	12,416	15,613
		35,737
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	4,817
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	17,650
6.02% 6/15/26 (a)	14,140	14,806
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,007
2.375% 12/17/18	3,000	3,030
3.45% 8/1/24	3,650	3,673
6.55% 10/1/17	2,338	2,437
7.125% 10/1/37	2,475	3,189
		54,609
Internet Software & Services - 0.1%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,107
3.625% 5/19/21	3,780	4,006
Apple, Inc. 2.25% 2/23/21	15,000	14,999
		21,112
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,571
IBM Corp.:
1.25% 2/6/17	11,250	11,259
3.625% 2/12/24	10,000	10,391
4.7% 2/19/46	4,950	5,283
7.625% 10/15/18	13,000	14,417
MasterCard, Inc. 3.8% 11/21/46	3,800	3,686
Visa, Inc.:
2.2% 12/14/20	5,700	5,697
3.15% 12/14/25	9,010	9,009
4.3% 12/14/45	6,640	6,916
Xerox Corp.:
2.75% 3/15/19	5,000	5,006
4.5% 5/15/21	4,000	4,164
5.625% 12/15/19	1,000	1,074
		81,473
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,608
4.1% 5/19/46	2,500	2,454
4.9% 7/29/45	3,000	3,321
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,767
		25,150
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	8,660	8,388
2.7% 2/12/25	17,175	16,845
3.45% 8/8/36	6,100	5,762
3.625% 12/15/23	26,150	27,474
3.7% 8/8/46	11,000	10,180
4.2% 6/1/19	2,000	2,129
4.45% 11/3/45	12,570	13,193
5.3% 2/8/41	1,500	1,775
Oracle Corp.:
1.9% 9/15/21	8,400	8,200
2.25% 10/8/19	4,725	4,783
2.5% 5/15/22	9,600	9,500
2.65% 7/15/26	9,000	8,544
2.95% 5/15/25	5,000	4,909
3.4% 7/8/24	4,725	4,811
3.85% 7/15/36	4,000	3,893
4.125% 5/15/45	3,000	2,887
4.3% 7/8/34	3,875	3,976
5.375% 7/15/40	12,500	14,299
5.75% 4/15/18	7,400	7,831
		159,379
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,541
2.45% 8/4/26	10,050	9,427
2.7% 5/13/22	6,650	6,685
3.2% 5/13/25	10,490	10,554
3.85% 5/4/43	13,000	12,186
4.65% 2/23/46	5,650	5,960
Hewlett Packard Enterprise Co.:
3.85% 10/15/20 (a)	7,130	7,331
5.15% 10/15/25 (a)	9,750	9,960
6.45% 10/15/35 (a)	3,890	3,882
6.6% 10/15/45 (a)	1,880	1,842
HP, Inc.:
4.3% 6/1/21	2,780	2,917
6% 9/15/41	1,500	1,470
		78,755

TOTAL INFORMATION TECHNOLOGY		456,215

MATERIALS - 1.0%
Chemicals - 0.5%
Agrium, Inc. 5.25% 1/15/45	3,500	3,567
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,065
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,900
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,195
4.15% 2/15/43	4,000	3,763
4.625% 1/15/20	3,000	3,208
Eastman Chemical Co. 4.65% 10/15/44	3,000	2,892
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,648
2.25% 1/12/20	3,775	3,767
2.7% 11/1/26	6,600	6,265
5.5% 12/8/41	3,000	3,493
Lubrizol Corp. 8.875% 2/1/19	919	1,053
LYB International Finance BV:
4% 7/15/23	5,625	5,849
4.875% 3/15/44	5,850	5,960
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,386
5% 4/15/19	3,000	3,175
Monsanto Co.:
2.125% 7/15/19	7,458	7,441
2.75% 7/15/21	6,357	6,322
2.85% 4/15/25	3,825	3,628
3.95% 4/15/45	1,390	1,208
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,857
4.875% 3/30/20	1,500	1,594
5.625% 12/1/40	1,800	1,927
Praxair, Inc.:
2.2% 8/15/22	2,000	1,961
2.45% 2/15/22	4,650	4,628
3.2% 1/30/26	6,340	6,394
3.55% 11/7/42	2,000	1,855
The Dow Chemical Co.:
3% 11/15/22	4,900	4,900
4.125% 11/15/21	7,700	8,149
4.375% 11/15/42	4,875	4,638
8.55% 5/15/19	2,358	2,709
9.4% 5/15/39	3,000	4,574
The Mosaic Co. 5.625% 11/15/43	3,750	3,520
Westlake Chemical Corp. 5% 8/15/46 (a)	2,000	1,892
		133,383
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,328
International Paper Co.:
3.65% 6/15/24	4,725	4,752
3.8% 1/15/26	2,880	2,904
4.4% 8/15/47	3,800	3,464
4.75% 2/15/22	11,500	12,418
5.15% 5/15/46	1,810	1,820
		28,686
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,507
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,142
2.875% 2/24/22	9,300	9,397
5% 9/30/43	3,000	3,327
6.5% 4/1/19	2,500	2,756
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,072
Nucor Corp.:
4% 8/1/23	3,000	3,119
5.2% 8/1/43	4,000	4,460
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,358
3.75% 6/15/25	21,300	21,894
7.125% 7/15/28	2,000	2,566
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,041
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,574
5.25% 11/8/42	5,775	5,245
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,315
5.625% 9/15/19	6,210	6,497
5.875% 6/10/21	8,220	8,615
		105,885

TOTAL MATERIALS		267,954

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,774
3.9% 6/15/23	5,650	5,726
American Tower Corp. 3.4% 2/15/19	7,475	7,648
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,865
4.125% 5/15/21	2,100	2,216
DDR Corp.:
3.375% 5/15/23	2,825	2,737
4.625% 7/15/22	1,900	2,011
Duke Realty LP:
3.625% 4/15/23	2,750	2,785
3.75% 12/1/24	5,750	5,820
6.5% 1/15/18	1,000	1,051
ERP Operating LP:
2.375% 7/1/19	5,750	5,797
3% 4/15/23	1,875	1,845
4.625% 12/15/21	5,700	6,190
Federal Realty Investment Trust 3% 8/1/22	4,750	4,772
HCP, Inc. 3.875% 8/15/24	7,575	7,508
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,482
3.75% 3/15/23	8,660	8,801
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,222
6.65% 1/15/18	612	628
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,125
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	7,870
4.5% 1/15/25	4,750	4,643
4.5% 4/1/27	9,500	9,086
Simon Property Group LP:
4.125% 12/1/21	3,200	3,414
5.65% 2/1/20	4,300	4,720
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,783
		109,519
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,789
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,725
Liberty Property LP:
3.25% 10/1/26	4,660	4,436
3.375% 6/15/23	2,775	2,755
3.75% 4/1/25	4,750	4,770
4.4% 2/15/24	7,425	7,765
4.75% 10/1/20	1,000	1,064
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,832
3.15% 5/15/23	4,700	4,254
4.5% 4/18/22	4,210	4,248
Tanger Properties LP:
3.75% 12/1/24	6,500	6,505
6.125% 6/1/20	4,408	4,894
Ventas Realty LP:
3.125% 6/15/23	6,315	6,188
3.25% 10/15/26	3,500	3,324
3.5% 2/1/25	4,000	3,940
4.125% 1/15/26	1,450	1,483
4.375% 2/1/45	3,000	2,781
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,760
		76,513

TOTAL REAL ESTATE		186,032

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
American Electric Power Co., Inc. 1.65% 12/15/17	4,000	4,003
AT&T, Inc.:
2.45% 6/30/20	5,360	5,306
2.8% 2/17/21	9,000	8,937
3.4% 5/15/25	9,270	8,908
4.125% 2/17/26	21,770	21,916
4.35% 6/15/45	24,760	21,613
4.75% 5/15/46	4,000	3,726
5.55% 8/15/41	7,300	7,537
5.8% 2/15/19	4,000	4,301
5.875% 10/1/19	2,905	3,176
6.3% 1/15/38	838	941
6.35% 3/15/40	1,000	1,135
6.375% 3/1/41	6,850	7,863
British Telecommunications PLC 9.375% 12/15/30 (b)	4,515	6,864
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,891
Orange SA:
5.375% 7/8/19	4,000	4,324
5.5% 2/6/44	3,000	3,421
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	2,939
5.877% 7/15/19	2,000	2,173
7.045% 6/20/36	2,600	3,024
Verizon Communications, Inc.:
2.625% 8/15/26	11,920	10,978
3.5% 11/1/24	3,000	3,011
4.272% 1/15/36	24,278	23,130
4.4% 11/1/34	3,775	3,676
4.5% 9/15/20	23,600	25,190
4.75% 11/1/41	1,000	974
5.012% 8/21/54	12,557	12,348
6.25% 4/1/37	3,121	3,645
6.55% 9/15/43	12,516	15,550
6.9% 4/15/38	6,025	7,460
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,609
		235,569
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,171
6.125% 11/15/37	8,365	9,277
AT&T, Inc. 4.55% 3/9/49 (a)	183	162
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,349
3.625% 12/15/25	2,000	2,027
4.1% 10/1/23	4,825	5,072
5.45% 10/1/43	5,775	6,404
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,988
1.5% 2/19/18	7,700	7,671
2.5% 9/26/22	3,000	2,887
2.95% 2/19/23	6,900	6,714
5.45% 6/10/19	6,000	6,486
		58,208

TOTAL TELECOMMUNICATION SERVICES		293,777

UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	951
4.15% 8/15/44	4,650	4,642
5.2% 6/1/41	3,850	4,364
AmerenUE:
3.9% 9/15/42	3,700	3,607
6.4% 6/15/17	2,959	3,039
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	4,040
Appalachian Power Co. 4.45% 6/1/45	6,000	6,083
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,912
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,409
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,761
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,555
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,260
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,048
3.4% 9/1/21	1,000	1,041
3.65% 6/15/46	2,860	2,671
3.7% 3/1/45	3,100	2,908
5.8% 3/15/18	9,945	10,484
Detroit Edison Co. 2.65% 6/15/22	8,000	8,043
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,888
3.75% 6/1/45	2,000	1,872
4% 9/30/42	3,750	3,671
5.25% 1/15/18	4,355	4,537
Duke Energy Corp.:
1.8% 9/1/21	8,900	8,570
2.1% 6/15/18	4,650	4,674
2.65% 9/1/26	6,650	6,162
3.75% 4/15/24	6,000	6,142
3.75% 9/1/46	4,750	4,202
3.95% 10/15/23	2,443	2,575
4.8% 12/15/45	2,790	2,909
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,781
4.375% 3/30/44	2,000	2,060
Edison International:
2.95% 3/15/23	8,190	8,154
3.75% 9/15/17	3,000	3,054
Entergy Corp.:
2.95% 9/1/26	4,700	4,415
4% 7/15/22	6,640	6,962
Eversource Energy 3.35% 3/15/26	6,610	6,551
Exelon Corp.:
3.95% 6/15/25	7,830	8,022
5.1% 6/15/45	1,100	1,159
Florida Power & Light Co.:
3.125% 12/1/25	2,500	2,534
3.25% 6/1/24	4,725	4,833
4.05% 10/1/44	5,419	5,475
Hydro-Quebec 1.375% 6/19/17	1,000	1,000
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,800
Nevada Power Co. 6.5% 8/1/18	1,555	1,678
Northern States Power Co.:
3.4% 8/15/42	2,000	1,823
4.125% 5/15/44	4,500	4,561
5.25% 3/1/18	10,500	10,987
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,964
2.95% 3/1/26	6,800	6,660
3.75% 8/15/42	5,900	5,491
4% 12/1/46	5,600	5,429
5.4% 1/15/40	4,000	4,638
PacifiCorp:
3.6% 4/1/24	4,000	4,152
6% 1/15/39	6,193	7,850
Pennsylvania Electric Co. 6.05% 9/1/17	757	780
PG&E Corp. 2.4% 3/1/19	2,406	2,421
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,978
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,686
3.4% 6/1/23	2,675	2,695
4.2% 6/15/22	2,000	2,121
4.7% 6/1/43	1,800	1,790
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,478
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,828
6% 12/1/39	5,200	6,219
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,886
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,676
4% 6/1/44	5,000	5,048
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,593
Southern Co.:
2.35% 7/1/21	6,600	6,490
3.25% 7/1/26	11,000	10,681
4.4% 7/1/46	7,320	7,125
Tampa Electric Co. 6.15% 5/15/37	6,260	7,553
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,988
3.45% 2/15/24	2,750	2,832
4.2% 5/15/45	2,400	2,434
4.45% 2/15/44	2,750	2,878
5% 6/30/19	5,000	5,368
6% 5/15/37	2,000	2,472
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,825
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,069
Xcel Energy, Inc. 2.6% 3/15/22	13,900	13,865
		376,832
Gas Utilities - 0.0%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,534
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	438	444
		5,978
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.7% 6/15/21 (a)	8,660	8,601
4.75% 6/15/46 (a)	5,210	5,121
		13,722
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,513
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	6,825
5.15% 11/15/43	1,650	1,831
5.75% 4/1/18	3,750	3,952
6.5% 9/15/37	7,605	9,713
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,189
CMS Energy Corp. 4.875% 3/1/44	5,000	5,379
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,144
4.45% 3/15/44	8,000	8,306
5.5% 12/1/39	2,500	2,924
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,407
Consumers Energy Co. 2.85% 5/15/22	6,650	6,766
Delmarva Power & Light 4% 6/1/42	4,000	3,850
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,779
3.1377% 9/30/66 (b)	1,000	769
3.6627% 6/30/66 (b)	1,000	916
3.9% 10/1/25	12,900	13,186
4.9% 8/1/41	2,000	2,070
DTE Energy Co. 2.85% 10/1/26	6,000	5,591
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	3,756
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,663
5.45% 9/15/20	5,111	5,584
6.25% 12/15/40	2,453	2,991
6.4% 3/15/18	1,532	1,618
Puget Energy, Inc. 3.65% 5/15/25	8,070	7,980
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,074
Sempra Energy:
2.4% 3/15/20	12,406	12,404
2.875% 10/1/22	3,000	2,989
4.05% 12/1/23	5,000	5,231
6% 10/15/39	1,000	1,180
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,678
		145,258

TOTAL UTILITIES		541,790

TOTAL NONCONVERTIBLE BONDS
(Cost $6,859,872)		6,935,592

U.S. Government and Government Agency Obligations - 41.9%
U.S. Government Agency Obligations - 2.1%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,641
1.5% 11/30/20	18,106	17,953
1.875% 9/18/18	15,050	15,245
1.875% 9/24/26	13,350	12,337
2.125% 4/24/26	4,000	3,810
2.625% 9/6/24	4,000	4,055
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,354
0.875% 5/24/17	15,825	15,842
1% 6/21/17	35,300	35,358
1.125% 9/14/18	54,675	54,607
1.125% 7/14/21	13,270	12,838
1.375% 2/18/21	20,300	19,924
1.875% 11/29/21	19,170	19,046
5% 11/17/17	33,300	34,605
5.5% 7/15/36	1,500	1,979
Freddie Mac:
1% 6/29/17	2,660	2,664
1% 12/15/17	59,006	59,058
1.375% 5/1/20	14,000	13,902
2.375% 1/13/22	13,000	13,232
3.75% 3/27/19	2,300	2,430
6.25% 7/15/32	7,700	10,773
6.75% 3/15/31	26,000	37,080
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,970
5.375% 4/1/56	5,395	6,800

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		549,503

U.S. Treasury Obligations - 39.8%
U.S. Treasury Bonds:
2.25% 8/15/46	27,530	23,187
2.5% 2/15/45	106,220	94,947
2.5% 2/15/46	112,650	100,391
2.5% 5/15/46	78,650	70,060
2.875% 8/15/45	78,240	75,538
3% 11/15/44	8,970	8,897
3% 5/15/45	43,090	42,671
3% 11/15/45	86,290	85,387
3.125% 8/15/44	32,960	33,507
3.375% 5/15/44	72,390	77,104
3.5% 2/15/39	8,315	9,134
3.625% 8/15/43	26,640	29,688
3.625% 2/15/44	67,570	75,301
3.75% 11/15/43	44,780	51,019
3.875% 8/15/40	30,080	34,686
4.25% 5/15/39	26,000	31,709
4.25% 11/15/40	811	989
4.375% 2/15/38	8,200	10,235
4.375% 11/15/39	100	124
4.375% 5/15/40	8,000	9,922
4.375% 5/15/41	57,765	71,807
4.5% 2/15/36	113,580	144,233
4.5% 5/15/38	15,000	19,031
4.5% 8/15/39	39,000	49,184
4.625% 2/15/40	21,500	27,601
4.75% 2/15/37	68,560	89,573
4.75% 2/15/41	54,830	71,778
5% 5/15/37	13,650	18,405
5.375% 2/15/31	53,470	71,472
6.25% 5/15/30	86,360	122,665
8.875% 8/15/17	5,000	5,283
8.875% 2/15/19	6,960	8,140
9% 11/15/18	4,000	4,611
9.125% 5/15/18	3,000	3,350
U.S. Treasury Notes:
0.75% 1/31/18	22,920	22,863
0.75% 2/28/18	1,420	1,416
0.75% 4/15/18	126,660	126,205
0.75% 4/30/18	159,210	158,638
0.75% 7/31/18	71,690	71,306
0.75% 2/15/19	160,810	159,340
0.75% 7/15/19	218,640	215,463
0.75% 8/15/19	196,200	193,142
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 8/15/17	82,420	82,494
0.875% 10/15/17	93,290	93,319
0.875% 11/15/17	8,560	8,558
0.875% 1/15/18	8,670	8,663
0.875% 3/31/18	56,000	55,919
0.875% 5/31/18	25,440	25,382
0.875% 7/15/18	103,640	103,349
0.875% 10/15/18	89,640	89,262
0.875% 4/15/19	111,790	110,851
0.875% 5/15/19	258,680	256,265
0.875% 6/15/19	158,550	156,903
0.875% 9/15/19	258,020	254,603
1% 9/15/17	54,240	54,320
1% 12/15/17	112,860	112,961
1% 12/31/17	61,370	61,425
1% 2/15/18	96,230	96,264
1% 3/15/18	56,600	56,613
1% 9/15/18	32,730	32,669
1% 3/15/19	44,780	44,581
1% 10/15/19	7,410	7,329
1% 11/15/19	244,960	242,128
1.125% 1/15/19	52,100	52,053
1.125% 4/30/20	177,430	174,928
1.125% 2/28/21	39,910	38,851
1.125% 6/30/21	80,280	77,774
1.125% 7/31/21	117,000	113,216
1.125% 8/31/21	68,410	66,165
1.125% 9/30/21	171,290	165,415
1.25% 10/31/18	45,190	45,303
1.25% 11/15/18	30,680	30,754
1.25% 11/30/18	47,480	47,593
1.25% 12/15/18	33,630	33,700
1.25% 1/31/19	14,670	14,694
1.25% 1/31/20	825	819
1.25% 3/31/21	112,290	109,759
1.25% 10/31/21	44,670	43,361
1.25% 7/31/23	107,300	101,147
1.375% 6/30/18	31,800	31,963
1.375% 7/31/18	1,175	1,181
1.375% 9/30/18	95,690	96,131
1.375% 2/28/19	98,500	98,889
1.375% 1/31/20	20,920	20,860
1.375% 2/29/20	49,140	48,933
1.375% 3/31/20	6,630	6,598
1.375% 4/30/20	55,840	55,511
1.375% 8/31/20	78,960	78,146
1.375% 9/30/20	25,600	25,313
1.375% 10/31/20	5,720	5,651
1.375% 1/31/21	20,530	20,212
1.375% 4/30/21	85,980	84,408
1.375% 5/31/21	64,380	63,180
1.375% 6/30/23	65,070	61,921
1.375% 8/31/23	21,470	20,380
1.375% 9/30/23	79,110	75,043
1.5% 8/31/18	238,925	240,577
1.5% 12/31/18	4,060	4,089
1.5% 1/31/19	37,180	37,444
1.5% 2/28/19	32,250	32,468
1.5% 3/31/19	12,800	12,882
1.5% 10/31/19	36,700	36,808
1.5% 11/30/19	51,090	51,204
1.5% 5/31/20	39,630	39,511
1.5% 1/31/22	4,370	4,274
1.5% 2/28/23	15,050	14,487
1.5% 3/31/23	90,980	87,487
1.5% 8/15/26	129,400	119,306
1.625% 4/30/19	4,980	5,025
1.625% 7/31/19	43,010	43,346
1.625% 8/31/19	100,350	101,107
1.625% 12/31/19	8,990	9,041
1.625% 6/30/20	50,460	50,490
1.625% 7/31/20	47,580	47,561
1.625% 11/30/20	94,780	94,428
1.625% 4/30/23	47,390	45,885
1.625% 5/31/23	52,030	50,325
1.625% 10/31/23	94,170	90,767
1.625% 2/15/26	56,480	52,908
1.625% 5/15/26	17,860	16,694
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,349
1.75% 10/31/20	9,960	9,985
1.75% 12/31/20	71,130	71,158
1.75% 11/30/21	96,810	96,360
1.75% 3/31/22	117,000	115,638
1.75% 4/30/22	15,910	15,705
1.75% 9/30/22	28,790	28,283
1.75% 1/31/23	25,640	25,088
1.875% 9/30/17	11,325	11,423
1.875% 10/31/17	40,860	41,234
1.875% 6/30/20	24,290	24,533
1.875% 11/30/21	81,260	81,139
1.875% 5/31/22	19,875	19,732
1.875% 8/31/22	69,670	68,976
1.875% 10/31/22	27,400	27,084
2% 11/30/20	31,910	32,254
2% 2/28/21	26,380	26,627
2% 5/31/21	40,290	40,597
2% 8/31/21	108,300	108,875
2% 10/31/21	29,700	29,830
2% 7/31/22	48,060	47,949
2% 11/30/22	42,170	41,941
2% 2/15/25	3,635	3,543
2% 8/15/25	36,140	35,095
2% 11/15/26	90,260	87,175
2.125% 8/31/20	49,753	50,593
2.125% 1/31/21	3,060	3,105
2.125% 6/30/21	7,260	7,351
2.125% 8/15/21	90,750	91,764
2.125% 9/30/21	43,640	44,100
2.125% 12/31/21	15,950	16,101
2.125% 6/30/22	40,770	40,972
2.125% 12/31/22	63,040	63,087
2.125% 11/30/23	33,780	33,614
2.125% 5/15/25	58,355	57,325
2.25% 11/30/17	11,000	11,145
2.25% 4/30/21	42,310	43,102
2.25% 7/31/21	31,690	32,235
2.25% 11/15/24	85,930	85,517
2.25% 11/15/25	106,250	105,158
2.375% 8/15/24	78,790	79,264
2.5% 8/15/23	97,170	99,041
2.5% 5/15/24	95,500	97,067
2.625% 4/30/18	10,200	10,430
2.625% 8/15/20	141,000	145,935
2.625% 11/15/20	94,180	97,491
2.75% 12/31/17	3,000	3,058
2.75% 11/15/23	102,790	106,356
2.75% 2/15/24	135,610	140,309
3.125% 5/15/21	50,876	53,720
3.375% 11/15/19	27,740	29,324
3.5% 2/15/18	4,000	4,120
3.5% 5/15/20	81,800	87,085
3.625% 2/15/20	59,600	63,567
3.625% 2/15/21	39,800	42,821
3.875% 5/15/18	8,000	8,333
4% 8/15/18	22,000	23,103
4.25% 11/15/17	16,000	16,509

TOTAL U.S. TREASURY OBLIGATIONS		10,566,118

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,083,671)		11,115,621

U.S. Government Agency - Mortgage Securities - 28.1%
Fannie Mae - 13.6%
2.5% 3/1/22 to 11/1/46	287,511	288,363
2.5% 12/1/31 (c)	31,000	31,119
2.5% 12/1/46 (c)	5,000	4,770
2.765% 11/1/34 (b)	10,063	10,478
2.77% 4/1/41 (b)	3,953	4,155
2.947% 11/1/34 (b)	690	729
3% 10/1/20 to 9/1/46	830,421	836,590
3% 12/1/31 (c)	13,000	13,365
3% 12/1/31 (c)	12,000	12,337
3% 12/1/46 (c)	97,500	96,990
3% 12/1/46 (c)	15,680	15,598
3% 12/1/46 (c)	49,800	49,539
3% 12/1/46 (c)	49,200	48,942
3.5% 12/1/20 to 7/1/46	893,374	920,477
3.5% 12/1/31 (c)	3,000	3,125
3.5% 12/1/46 (c)	16,500	16,927
3.5% 12/1/46 (c)	16,500	16,927
4% 7/1/18 to 7/1/46	553,187	583,641
4% 12/1/31 (c)	1,000	1,025
4% 12/1/46 (c)	21,000	22,091
4.5% 1/1/19 to 8/1/46	249,239	269,429
4.5% 12/1/46 (c)	7,000	7,549
5% 12/1/20 to 2/1/45	139,802	153,671
5% 12/1/46 (c)	3,000	3,289
5.5% 8/1/17 to 2/1/42	107,920	121,466
6% 2/1/23 to 7/1/41	51,480	58,422
6.5% 3/1/22 to 6/1/40	19,124	21,959

TOTAL FANNIE MAE		3,612,973

Freddie Mac - 6.7%
2.407% 3/1/36 (b)	4,676	4,848
2.5% 7/1/22 to 10/1/31	165,575	166,449
2.632% 12/1/35 (b)	3,943	4,169
2.84% 3/1/35 (b)	1,770	1,870
3% 3/1/27 to 7/1/45	396,737	399,682
3% 12/1/46 (c)	32,400	32,208
3% 12/1/46 (c)	122,100	121,375
3.104% 9/1/37 (b)	1,189	1,237
3.5% 9/1/25 to 5/1/46	511,812	526,271
4% 4/1/25 to 11/1/46	283,299	298,480
4.5% 6/1/25 to 12/1/44	101,673	109,936
5% 4/1/23 to 9/1/40	49,902	55,213
5.5% 5/1/23 to 6/1/41	34,693	39,142
6% 4/1/32 to 8/1/37	1,451	1,646
6.5% 8/1/36 to 12/1/37	393	452

TOTAL FREDDIE MAC		1,762,978

Ginnie Mae - 7.8%
2.5% 10/20/42 to 11/20/46	13,723	13,375
2.5% 12/1/46 (c)	4,000	3,889
3% 4/15/42 to 11/20/46	514,180	522,975
3% 12/1/46 (c)	45,000	45,661
3.5% 10/15/40 to 4/20/46	723,743	754,888
3.5% 12/1/46 (c)	25,000	26,004
4% 1/15/25 to 2/20/46	327,646	348,617
4% 12/1/46 (c)	7,000	7,419
4% 12/1/46 (c)	3,000	3,180
4% 12/1/46 (c)	10,000	10,598
4.5% 3/20/33 to 7/20/46	170,171	184,110
4.5% 12/1/46 (c)	3,000	3,214
5% 7/15/38 to 7/20/46	85,944	95,543
5% 12/1/46 (c)	1,000	1,077
5.5% 10/20/32 to 5/20/46	33,624	38,303
5.5% 1/20/33	1,264	1,423
5.5% 4/20/33	12	14
6% 5/20/34 to 12/15/40	13,240	15,087
6.5% 8/20/36 to 1/15/39	2,605	2,980

TOTAL GINNIE MAE		2,078,357

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,477,911)		7,454,308

Asset-Backed Securities - 0.5%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$7,949	$7,951
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,510
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,867
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,886
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,751
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,938
0% 11/20/23	5,680	5,680
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,832
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	6,322	6,321
Series 2016-C Class A3, 1.45% 3/15/21	8,030	7,984
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,527
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	5,420	5,417
Series 2015-1 Class A3, 1.05% 10/15/18	8,027	8,022
Series 2016-4 Class A3, 1.47% 12/18/20	8,030	7,981
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	7,352	7,349
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,531	1,531
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	6,681	6,681
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,133
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,497
TOTAL ASSET-BACKED SECURITIES
(Cost $133,204)		133,858

Commercial Mortgage Securities - 1.6%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	96	96
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	1,328	1,338
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	296	296
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7172% 6/11/40 (b)	10,993	11,107
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,233
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,133
Series 2007-C6 Class A4, 5.7114% 12/10/49 (b)	9,950	10,054
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	258	258
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,692
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.8131% 12/10/49 (b)	2,520	2,555
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (b)	4,964	4,994
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	779	792
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,101
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,038
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,324
Series K034 Class A2, 3.531% 7/25/23	9,000	9,591
Series K057 Class A2, 2.57% 7/25/26	5,660	5,546
Series K013 Class A2, 3.974% 1/25/21	11,575	12,453
Series K020 Class A2, 2.373% 5/25/22	10,400	10,493
Series K036 Class A2, 3.527% 10/25/23	8,975	9,552
Series K046 Class A2, 3.205% 3/25/25	33,300	34,608
Series K053 Class A2, 2.995% 12/25/25	7,111	7,237
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,285
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,878	10,918
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,509
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,117
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,482
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,313
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,017
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	41	41
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (b)	20,825	20,961
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (b)	7,357	7,418
Series 2007-LDPX Class A3, 5.42% 1/15/49	4,388	4,400
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (b)	2,628	2,678
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40	221	222
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	748	754
Series 2007-C7 Class A3, 5.866% 9/15/45	5,094	5,233
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8285% 6/12/50 (b)	4,488	4,535
Series 2008-C1 Class A4, 5.69% 2/12/51	1,833	1,874
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	583	583
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	1,975	1,983
Series 2007-7 Class A4, 5.7361% 6/12/50 (b)	3,671	3,708
Series 2007-8 Class A3, 5.873% 8/12/49 (b)	1,043	1,059
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,895
Morgan Stanley Capital I Trust:
sequential payer Series 2007-IQ13 Class A4, 5.364% 3/15/44	3,123	3,130
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,800	1,808
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	155	74
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	13,752	13,759
Series 2007-C31:
Class A4, 5.509% 4/15/47	11,612	11,657
Class A5, 5.5% 4/15/47	7,950	8,011
Series 2007-C32 Class A3, 5.7026% 6/15/49 (b)	8,001	8,082
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (b)	16,933	17,043
Class A5, 5.9588% 2/15/51 (b)	839	854
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,987
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $408,350)		424,881

Municipal Securities - 0.7%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,880
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,415
California Gen. Oblig. 7.55% 4/1/39	15,000	22,291
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	1,744
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,421
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$7,988
Series 2011, 5.877% 3/1/19	9,700	10,305
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,112
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,596
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,411
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,402
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,846
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,832
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,109
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,351
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,810
Series 2010 164, 5.647% 11/1/40	5,210	6,308
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,180
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,819
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,455
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,223
Series 2015 AP, 3.931% 5/15/45	3,740	3,621
TOTAL MUNICIPAL SECURITIES
(Cost $168,941)		184,119

Foreign Government and Government Agency Obligations - 1.8%
Banque Centrale de Tunisie 1.416% 8/5/21	$8,500	$8,266
Canadian Government 1.125% 3/19/18	6,640	6,634
Chilean Republic:
3.125% 1/21/26	1,000	993
3.25% 9/14/21	9,000	9,357
Colombian Republic:
2.625% 3/15/23	7,575	7,064
4% 2/26/24	4,825	4,801
4.5% 1/28/26	1,000	1,020
5% 6/15/45	3,000	2,768
5.625% 2/26/44	7,775	7,756
6.125% 1/18/41	4,750	4,988
7.375% 3/18/19	3,450	3,824
Export Development Canada 1.5% 10/3/18	1,700	1,707
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,088
Israeli State 4% 6/30/22	7,000	7,517
Italian Republic:
5.375% 6/12/17	2,375	2,421
6.875% 9/27/23	6,000	7,042
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,940
3% 6/30/25	2,400	2,451
KfW:
0.75% 3/17/17	8,000	7,995
1.5% 4/20/20	2,825	2,798
1.875% 4/1/19	16,930	17,060
2.125% 1/17/23	12,000	11,868
2.75% 10/1/20	4,175	4,307
4% 1/27/20	3,000	3,207
4.875% 6/17/19	25,000	27,027
Korean Republic 7.125% 4/16/19	6,650	7,479
Manitoba Province:
1.3% 4/3/17	3,420	3,422
2.1% 9/6/22	1,900	1,874
3.05% 5/14/24	1,500	1,537
New Brunswick Province 2.75% 6/15/18	4,350	4,439
Ontario Province:
2.5% 4/27/26	5,000	4,832
4% 10/7/19	15,000	15,908
Panamanian Republic:
3.75% 3/16/25	3,800	3,795
3.875% 3/17/28	9,600	9,432
4% 9/22/24	4,800	4,902
4.3% 4/29/53	5,675	5,150
5.2% 1/30/20	1,800	1,935
Peruvian Republic:
4.125% 8/25/27	2,800	2,923
5.625% 11/18/50	7,150	8,151
6.55% 3/14/37	3,075	3,890
7.125% 3/30/19	1,900	2,122
Philippine Republic:
3.95% 1/20/40	8,100	8,181
4.2% 1/21/24	4,765	5,184
6.375% 10/23/34	10,375	13,617
6.5% 1/20/20	6,144	7,006
Polish Government:
3.25% 4/6/26	6,600	6,386
4% 1/22/24	4,550	4,694
5% 3/23/22	14,500	15,855
Province of British Columbia:
1.2% 4/25/17	7,600	7,606
2.25% 6/2/26	3,770	3,614
Province of Quebec:
2.75% 8/25/21	20,000	20,443
2.875% 10/16/24	2,075	2,097
Quebec Province 2.5% 4/20/26	5,660	5,480
South African Republic:
5.875% 5/30/22	7,675	8,385
6.875% 5/27/19	6,750	7,330
Ukraine Government 1.471% 9/29/21	10,300	10,073
United Mexican States:
3.5% 1/21/21	7,400	7,504
3.625% 3/15/22	3,000	2,993
4% 10/2/23	18,750	18,703
4.125% 1/21/26	3,200	3,160
4.35% 1/15/47	3,800	3,164
4.6% 1/23/46	5,800	5,032
4.75% 3/8/44	9,700	8,609
5.55% 1/21/45	3,916	3,896
6.05% 1/11/40	4,800	5,088
Uruguay Republic:
4.125% 11/20/45	4,750	3,925
4.375% 10/27/27	12,250	12,219
4.5% 8/14/24	3,625	3,775
5.1% 6/18/50	5,755	5,151
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $480,185)		476,860

Supranational Obligations - 1.4%
African Development Bank:
0.875% 5/15/17	1,000	999
0.875% 3/15/18	1,900	1,890
1.125% 3/15/17	1,300	1,300
1.25% 7/26/21	9,390	9,056
1.625% 10/2/18	2,800	2,813
2.375% 9/23/21	2,900	2,930
Asian Development Bank:
1.125% 3/15/17	5,000	4,999
1.125% 6/5/18	7,290	7,274
1.5% 1/22/20	4,750	4,727
1.875% 4/12/19	12,000	12,098
1.875% 2/18/22	2,000	1,976
2% 4/24/26	6,300	5,991
2.125% 11/24/21	4,825	4,816
Council of Europe Development Bank 1% 3/7/18	1,900	1,892
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,726
1.125% 8/24/20	4,690	4,564
1.75% 6/14/19	4,700	4,719
1.75% 11/26/19	2,875	2,882
European Investment Bank:
0.875% 4/18/17	11,000	10,993
1.125% 8/15/18	6,590	6,564
1.25% 5/15/18	3,550	3,547
1.375% 6/15/20	2,725	2,685
1.375% 9/15/21	17,570	16,963
1.625% 6/15/17	4,640	4,653
1.625% 12/18/18	30,900	31,017
1.625% 6/15/21	7,000	6,857
1.75% 3/15/17	5,000	5,009
1.75% 6/17/19	8,625	8,652
1.875% 3/15/19	3,000	3,024
1.875% 2/10/25	3,000	2,845
2% 3/15/21	4,770	4,760
2.125% 10/15/21	2,840	2,833
2.25% 8/15/22	1,880	1,876
2.5% 4/15/21	4,650	4,726
2.5% 10/15/24	5,725	5,714
2.875% 9/15/20	9,000	9,323
3.25% 1/29/24	2,000	2,101
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,104
1.75% 10/15/19	1,375	1,378
2.125% 1/15/25	1,830	1,772
3% 10/4/23	3,575	3,721
3.875% 9/17/19	5,000	5,300
4.375% 1/24/44	4,000	4,633
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,044
1% 6/15/18	5,600	5,574
1.125% 8/10/20	19,800	19,297
1.375% 9/20/21	5,230	5,079
1.625% 3/9/21	6,000	5,915
1.625% 2/10/22	3,900	3,805
1.75% 4/19/23	6,700	6,496
1.875% 10/7/19	3,825	3,849
1.875% 10/27/26	4,760	4,464
2.25% 6/24/21	16,075	16,237
2.5% 11/25/24	5,700	5,705
2.5% 7/29/25	3,790	3,767
International Finance Corp.:
1.125% 7/20/21	6,550	6,288
1.625% 7/16/20	2,870	2,860
1.75% 9/16/19	11,350	11,408
Nordic Investment Bank 1.125% 2/25/19	6,600	6,545
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $363,997)		363,035

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	636
Bank of America NA:
5.3% 3/15/17	$3,500	$3,539
6% 10/15/36	2,419	2,913
JPMorgan Chase Bank 6% 10/1/17	7,075	7,331
KeyBank NA 2.5% 12/15/19	4,000	4,045
Regions Bank 7.5% 5/15/18	2,000	2,152
UBS AG Stamford Branch:
5.75% 4/25/18	830	875
5.875% 12/20/17	2,034	2,124
TOTAL BANK NOTES
(Cost $22,640)		23,615
	Shares	Value (000s)

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.39% (d)
(Cost $227,365)	227,339,469	227,385
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.0%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) # (e)
(Cost $5,974)	5,974	5,974
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $27,232,110)		27,345,248
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(797,068)
NET ASSETS - 100%		$26,548,180

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/46	$(15,680)	$(15,598)
3% 12/1/46	(15,680)	(15,598)
TOTAL TBA SALE COMMITMENTS
(Proceeds $31,464)		$(31,196)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,288,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$539
Total	$539

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$6,935,592	$--	$6,935,592	$--
U.S. Government and Government Agency Obligations	11,115,621	--	11,115,621	--
U.S. Government Agency - Mortgage Securities	7,454,308	--	7,454,308	--
Asset-Backed Securities	133,858	--	133,858	--
Commercial Mortgage Securities	424,881	--	424,807	74
Municipal Securities	184,119	--	184,119	--
Foreign Government and Government Agency Obligations	476,860	--	476,860	--
Supranational Obligations	363,035	--	363,035	--
Bank Notes	23,615	--	23,615	--
Money Market Funds	227,385	227,385	--	--
Cash Equivalents	5,974	--	5,974	--
Total Investments in Securities:	$27,345,248	$227,385	$27,117,789	$74
Other Financial Instruments:
TBA Sale Commitments	$(31,196)	$--	$(31,196)	$--
Total Other Financial Instruments:	$(31,196)	$--	$(31,196)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,974,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$5,974
$5,974

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $27,211,605,000. Net unrealized appreciation aggregated $133,643,000, of which $509,805,000 related to appreciated investment securities and $376,162,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Long-Term Treasury Bond Index Fund

November 30, 2016

XS8-QTLY-0117
1.9870217.100

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.25% 8/15/46	$787,000	$662,833
2.5% 2/15/45	868,000	775,877
2.5% 2/15/46	745,000	663,923
2.5% 5/15/46	738,000	657,396
2.75% 8/15/42	480,000	456,075
2.75% 11/15/42	585,000	555,110
2.875% 5/15/43	831,000	806,135
2.875% 8/15/45	838,000	809,063
2.875% 11/15/46	298,000	288,315
3% 5/15/42	310,000	308,959
3% 11/15/44	830,000	823,289
3% 5/15/45	865,000	856,586
3% 11/15/45	841,000	832,196
3.125% 11/15/41	295,000	300,785
3.125% 2/15/42	340,000	346,614
3.125% 2/15/43	599,000	609,997
3.125% 8/15/44	828,000	841,746
3.375% 5/15/44	840,000	894,698
3.5% 2/15/39	248,000	272,413
3.625% 8/15/43	664,000	739,971
3.625% 2/15/44	819,000	912,705
3.75% 8/15/41	329,000	372,323
3.75% 11/15/43	829,000	944,505
3.875% 8/15/40	335,000	386,297
4.25% 5/15/39	231,000	281,721
4.25% 11/15/40	313,000	381,530
4.375% 2/15/38	139,000	173,489
4.375% 11/15/39	240,000	297,581
4.375% 5/15/40	374,000	463,877
4.375% 5/15/41	297,000	369,197
4.5% 2/15/36	284,000	360,647
4.5% 5/15/38	141,000	178,894
4.5% 8/15/39	234,000	295,105
4.625% 2/15/40	457,000	586,674
4.75% 2/15/37	104,000	135,874
4.75% 2/15/41	388,000	507,932
5% 5/15/37	151,000	203,596
5.25% 11/15/28	219,000	280,329
5.25% 2/15/29	49,000	62,932
5.375% 2/15/31	285,000	380,954
5.5% 8/15/28	190,000	247,349
6.125% 11/15/27	255,000	344,370
6.125% 8/15/29	63,000	87,472
6.25% 5/15/30	153,000	217,320
6.625% 2/15/27	61,000	84,240
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,701,680)		21,058,894
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $174,403)	174,370	174,405
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $24,876,083)		21,233,299
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(45,230)
NET ASSETS - 100%		$21,188,069

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$283
Total	$283

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$21,058,894	$--	$21,058,894	$--
Money Market Funds	174,405	174,405	--	--
Total Investments in Securities:	$21,233,299	$174,405	$21,058,894	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $24,876,037. Net unrealized depreciation aggregated $3,642,738, of which $1 related to appreciated investment securities and $3,642,739 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017